UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020 - April 30, 2021

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

April 30, 2021

1290 Funds

Semi-Annual Report

April 30, 2021

1290 DIVERSIFIED BOND FUND (Unaudited)

Sector Weightings as of April 30, 2021	% of Net Assets
U.S. Treasury Obligations	34.9%
Foreign Government Securities	29.1
Energy	10.3
Industrials	6.7
Financials	5.1
Information Technology	2.9
Consumer Discretionary	2.7
Commercial Mortgage-Backed Securities	2.6
Investment Company	2.2
Asset-Backed Securities	0.7
Collateralized Mortgage Obligations	0.4
Consumer Staples	0.3
Cash and Other	2.1

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,089.09	$3.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class I
Actual	1,000.00	1,089.11	2.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.31	2.51
Class R
Actual	1,000.00	1,088.36	5.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

* Expenses are equal to the Portfolio’s A, I and R shares annualized expense ratio of 0.75%, 0.50% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.7%)
Aames Mortgage Investment Trust, Series 2006-1 A4 0.666%, 4/25/36 (l)		$573,201	$569,120
Jamestown CLO IX Ltd., Series 2016-9A DR 7.128%, 10/20/28 (l)§		905,000	898,618
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WHQ2 M2 0.796%, 5/25/35 (l)		230,317	229,779
Popular ABS Mortgage Pass-Through Trust, Series 2005-5 MV1 0.549%, 11/25/35 (l)		429,888	423,460
TICP CLO XI Ltd., Series 2018-11A E 6.188%, 10/20/31 (l)§		1,310,000	1,288,482
Towd Point Mortgage Trust, Series 2018-3 A2 3.875%, 5/25/58 (l)§		345,000	368,890

Total Asset-Backed Securities			3,778,349

Collateralized Mortgage Obligations (0.4%)
Connecticut Avenue Securities Trust, Series 2018-R07 1M2 2.506%, 4/25/31 (l)§		379,276	381,616
FNMA, Series 2018-C06 1M2 2.106%, 3/25/31 (l)		479,676	482,988
Residential Mortgage Loan Trust, Series 2019-3 A1 2.633%, 9/25/59 (l)§		833,375	846,917
TDA CAM FTA, Series 9 B 0.000%, 4/28/50 (l)(m)	EUR	800,000	786,551

Total Collateralized Mortgage Obligations			2,498,072

Commercial Mortgage-Backed Securities (2.6%)
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4 A 1.095%, 5/15/36 (l)§		$730,000	730,685
FREMF Mortgage Trust, Series 2015-K48 B 3.765%, 8/25/48 (l)§		2,710,000	2,925,643
Series 2017-K61 C 3.810%, 12/25/49 (l)§		955,000	1,010,108
Wells Fargo Commercial Mortgage Trust, Series 2019-C49 D 3.000%, 3/15/52§		11,154,000	10,114,550

Total Commercial Mortgage-Backed Securities			14,780,986

Convertible Bond (1.0%)
Information Technology (1.0%)
Technology Hardware, Storage & Peripherals (1.0%)
Western Digital Corp.
1.500%, 2/1/24 (e)		5,310,000	5,499,169

Total Information Technology			5,499,169

Total Convertible Bond			5,499,169

Corporate Bonds (27.0%)
Consumer Discretionary (2.7%)
Automobiles (0.9%)
General Motors Co.
6.800%, 10/1/27		1,450,000	1,814,161
6.250%, 10/2/43		2,460,000	3,209,246

			5,023,407

Hotels, Restaurants & Leisure (1.8%)
Marriott International, Inc. Series GG 3.500%, 10/15/32		9,750,000	10,102,182

Total Consumer Discretionary			15,125,589

Consumer Staples (0.3%)
Food & Staples Retailing (0.3%)
Walgreens Boots Alliance, Inc.
4.100%, 4/15/50		1,880,000	1,977,450

Total Consumer Staples			1,977,450

Energy (10.3%)
Oil, Gas & Consumable Fuels (10.3%)
Apache Corp.
4.750%, 4/15/43		5,600,000	5,560,800
Hess Corp.
5.600%, 2/15/41		6,385,000	7,526,255
Marathon Oil Corp.
6.600%, 10/1/37		9,305,000	11,723,268
Occidental Petroleum Corp.
4.625%, 6/15/45		7,080,000	6,425,100
4.200%, 3/15/48		3,500,000	2,949,485
Petrobras Global Finance BV
6.900%, 3/19/49		6,840,000	7,659,774
Petroleos Mexicanos
6.500%, 6/2/41		665,000	595,300
7.690%, 1/23/50		15,740,000	15,206,414
Saudi Arabian Oil Co.
3.250%, 11/24/50§		830,000	756,337

			58,402,733

Total Energy			58,402,733

Financials (5.1%)
Banks (1.8%)
Bank of Nova Scotia (The)
(SOFR + 0.55%), 0.560%, 9/15/23 (k)		10,060,000	10,105,636

Capital Markets (2.0%)
Ares Capital Corp.
4.250%, 3/1/25		1,070,000	1,156,168

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
FS KKR Capital Corp.
4.750%, 5/15/22		$287,000	$296,759
4.625%, 7/15/24		1,660,000	1,774,917
Golub Capital BDC, Inc.
2.500%, 8/24/26		3,950,000	3,920,689
Owl Rock Capital Corp.
5.250%, 4/15/24		1,110,000	1,218,466
4.000%, 3/30/25		335,000	356,856
4.250%, 1/15/26		2,580,000	2,771,398

			11,495,253

Consumer Finance (1.3%)
General Motors Financial Co., Inc. (SOFR + 1.20%), 1.260%, 11/17/23 (k)		7,200,000	7,274,304

Total Financials			28,875,193

Industrials (6.7%)
Aerospace & Defense (3.6%)
Boeing Co. (The)
3.750%, 2/1/50		11,515,000	11,153,607
5.805%, 5/1/50		1,990,000	2,534,730
3.950%, 8/1/59		1,515,000	1,473,234
Embraer Netherlands Finance BV
6.950%, 1/17/28§		4,680,000	5,241,600

			20,403,171

Airlines (2.3%)
Delta Air Lines, Inc.
7.000%, 5/1/25§		2,040,000	2,371,092
4.750%, 10/20/28§		4,730,000	5,191,175
Southwest Airlines Co.
5.125%, 6/15/27		4,440,000	5,167,494

			12,729,761

Construction & Engineering (0.3%)
Valmont Industries, Inc.
5.000%, 10/1/44		1,650,000	1,876,365

Industrial Conglomerates (0.5%)
General Electric Co.
4.350%, 5/1/50		2,480,000	2,743,991

Total Industrials			37,753,288

Information Technology (1.9%)
Semiconductors & Semiconductor Equipment (0.4%)
NXP BV
3.400%, 5/1/30§		2,115,000	2,251,698

Technology Hardware, Storage & Peripherals (1.5%)
Dell International LLC
7.125%, 6/15/24§		485,000	497,086
6.020%, 6/15/26§		6,580,000	7,839,868

			8,336,954

Total Information Technology			10,588,652

Total Corporate Bonds			152,722,905

Foreign Government Securities (29.1%)
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	205,400,000	10,751,256
8.000%, 11/7/47		367,980,000	18,369,935
Notas do Tesouro Nacional
10.000%, 1/1/31	BRL	194,985,000	37,890,217
Republic of Indonesia
8.375%, 3/15/34	IDR	139,520,000,000	10,672,869
7.500%, 6/15/35		83,400,000,000	5,944,957
Republic of Poland
2.250%, 4/25/22	PLN	32,530,000	8,767,625
Republic of South Africa
7.000%, 2/28/31	ZAR	226,140,000	12,922,451
8.250%, 3/31/32		249,790,000	15,118,667
8.750%, 2/28/48		371,890,000	20,397,879
Titulos de Tesoreria
7.000%, 6/30/32	COP	53,750,000,000	14,017,399
7.250%, 10/26/50		40,700,000,000	9,753,950

Total Foreign Government Securities			164,607,205

U.S. Treasury Obligations (34.9%)
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.075%, 7/31/22 (k)		$8,050,000	8,053,552
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.075%, 10/31/22 (k)		27,380,000	27,391,092
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.069%, 1/31/23 (k)		162,070,000	162,122,964

Total U.S. Treasury Obligations			197,567,608

Total Long-Term Debt Securities (95.7%) (Cost $536,894,223)			541,454,294

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, IM Shares		12,578,071	12,584,360

Total Short-Term Investment (2.2%) (Cost $12,584,360)			12,584,360

Total Investments in Securities (97.9%) (Cost $549,478,583)			554,038,654
Other Assets Less Liabilities (2.1%)			12,008,181

Net Assets (100%)			$566,046,835

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2021, the market value of these securities amounted to $42,714,365 or 7.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2021. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2021, the market value of these securities amounted to $786,551 or 0.1% of net assets.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
EUR	— European Currency Unit
FNMA	— Federal National Mortgage Association
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
THB	— Thailand Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Country Diversification As a Percentage of Total Net Assets
Brazil	9.0%
Canada	1.8
Cayman Islands	0.4
Colombia	4.2
Indonesia	2.9
Mexico	7.9
Netherlands	0.4
Poland	1.6
Saudi Arabia	0.1
South Africa	8.6
Spain	0.1
United States	60.9
Cash and Other	2.1

100.0%

Futures contracts outstanding as of April 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro-Bund	(298)	6/2021	EUR	(60,905,986)	472,396
Long Gilt	(521)	6/2021	GBP	(91,862,019)	855,152
U.S. Treasury 10 Year Note	(548)	6/2021	USD	(72,353,125)	274,772
U.S. Treasury Ultra Bond	(41)	6/2021	USD	(7,622,156)	8,196

					1,610,516

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of April 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
KRW	47,630,000,000	USD	42,137,969	Citibank NA**	5/10/2021	682,305
CLP	380,000,000	USD	523,560	HSBC Bank plc**	5/12/2021	11,086
RUB	2,237,000,000	USD	29,202,324	Citibank NA**	5/12/2021	511,348
USD	6,723,383	RUB	505,000,000	Citibank NA**	5/12/2021	15,558
USD	658,232	ZAR	9,400,000	Goldman Sachs Bank USA	5/12/2021	10,810
ZAR	103,000,000	USD	6,955,559	Citibank NA	5/12/2021	138,537
MXN	137,800,000	USD	6,541,685	Goldman Sachs Bank USA	5/13/2021	254,078
MXN	115,200,000	USD	5,517,294	HSBC Bank plc	5/13/2021	163,924
USD	5,595,793	MXN	112,800,000	Citibank NA	5/13/2021	32,934
CAD	34,230,000	USD	27,581,572	Morgan Stanley	5/14/2021	267,345
CAD	13,930,000	USD	11,306,746	National Australia Bank Ltd.	5/14/2021	26,454
USD	2,726,005	JPY	286,000,000	Barclays Bank plc	5/24/2021	108,724
USD	20,944,483	JPY	2,167,000,000	Citibank NA	5/24/2021	1,113,545
USD	1,014,327	JPY	108,000,000	Goldman Sachs Bank USA	5/24/2021	25,983
USD	6,950,778	JPY	752,000,000	JPMorgan Chase Bank	5/24/2021	68,975
USD	386,501	JPY	42,000,000	JPMorgan Chase Bank	5/24/2021	2,145
AUD	20,240,000	USD	15,385,740	Morgan Stanley	5/25/2021	207,658
USD	757,644	AUD	980,000	Barclays Bank plc	5/25/2021	2,628
USD	8,128,406	AUD	10,530,000	JPMorgan Chase Bank	5/25/2021	15,834
USD	356,425	AUD	460,000	JPMorgan Chase Bank	5/25/2021	2,030
USD	13,655,325	AUD	17,680,000	Morgan Stanley	5/25/2021	34,215
CLP	27,030,000,000	USD	37,135,142	HSBC Bank plc**	6/11/2021	887,120
CHF	24,150,000	USD	25,797,837	Citibank NA	6/14/2021	675,851
USD	674,780	EUR	560,000	JPMorgan Chase Bank	7/12/2021	525
USD	10,910,089	COP	39,740,000,000	JPMorgan Chase Bank**	7/29/2021	366,233
THB	66,400,000	USD	2,125,480	HSBC Bank plc	8/6/2021	5,971

Total unrealized appreciation						5,631,816

INR	897,000,000	USD	12,136,887	HSBC Bank plc**	5/10/2021	(40,425)
KRW	450,000,000	USD	406,578	Citibank NA**	5/10/2021	(2,019)
USD	11,995,988	INR	897,000,000	HSBC Bank plc**	5/10/2021	(100,474)
USD	43,055,431	KRW	48,080,000,000	Citibank NA**	5/10/2021	(169,402)
CLP	3,730,000,000	USD	5,316,495	HSBC Bank plc**	5/12/2021	(68,523)
RUB	1,221,000,000	USD	16,359,915	Citibank NA**	5/12/2021	(141,589)
USD	2,575,278	ZAR	39,500,000	Barclays Bank plc	5/12/2021	(145,273)
USD	1,722,327	ZAR	26,000,000	Citibank NA	5/12/2021	(68,416)
USD	25,247,776	ZAR	375,900,000	Goldman Sachs Bank USA	5/12/2021	(642,231)
USD	22,561,322	ZAR	337,100,000	HSBC Bank plc	5/12/2021	(656,346)
USD	807,238	ZAR	11,800,000	Morgan Stanley	5/12/2021	(5,483)
MXN	16,800,000	USD	842,087	Goldman Sachs Bank USA	5/13/2021	(13,576)
MXN	11,100,000	USD	555,361	Morgan Stanley	5/13/2021	(7,951)
USD	54,940,838	CAD	69,260,000	Goldman Sachs Bank USA	5/14/2021	(1,407,863)
JPY	1,213,000,000	USD	11,187,870	Citibank NA	5/24/2021	(87,303)
JPY	1,528,000,000	USD	14,076,981	HSBC Bank plc	5/24/2021	(93,744)
AUD	47,540,000	USD	36,739,387	JPMorgan Chase Bank	5/25/2021	(113,393)
USD	23,422,710	AUD	30,720,000	Barclays Bank plc	5/25/2021	(244,740)
USD	5,648,954	AUD	7,410,000	HSBC Bank plc	5/25/2021	(59,893)
TRY	96,000,000	USD	11,493,702	JPMorgan Chase Bank	6/7/2021	(99,812)
CLP	530,000,000	USD	760,129	HSBC Bank plc**	6/11/2021	(14,595)
USD	731,719	CHF	670,000	Barclays Bank plc	6/14/2021	(2,748)
USD	25,921,316	CHF	23,950,000	Goldman Sachs Bank USA	6/14/2021	(333,128)
USD	22,762,269	CHF	21,250,000	JPMorgan Chase Bank	6/14/2021	(532,384)
USD	998,840	CHF	920,000	Morgan Stanley	6/14/2021	(9,680)
USD	16,597,719	EUR	14,080,000	Citibank NA	7/12/2021	(354,967)
USD	9,798,862	BRL	55,080,000	HSBC Bank plc**	7/14/2021	(275,547)
PLN	219,810,000	USD	58,245,944	Citibank NA	7/27/2021	(256,233)
PLN	7,300,000	USD	1,928,159	Goldman Sachs Bank USA	7/27/2021	(2,292)
USD	16,292,558	IDR	239,800,000,000	JPMorgan Chase Bank**	7/28/2021	(174,748)
COP	99,730,000,000	USD	27,521,435	JPMorgan Chase Bank**	7/29/2021	(1,060,972)

Total unrealized depreciation						(7,185,750)

Net unrealized depreciation						(1,553,934)

**	Non-deliverable forward.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding — sell protection as of April 30, 2021 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Goodyear Tire & Rubber Co. (The)	5.00	Quarterly	6/20/2022	0.55	USD 1,010,000	43,840	13,387	57,227

Total Centrally Cleared Credit default swap contracts outstanding						43,840	13,387	57,227

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,778,349	$—	$3,778,349
Centrally Cleared Credit Default Swaps	—	13,387	—	13,387
Collateralized Mortgage Obligations	—	2,498,072	—	2,498,072
Commercial Mortgage-Backed Securities	—	14,780,986	—	14,780,986
Convertible Bond
Information Technology	—	5,499,169	—	5,499,169
Corporate Bonds
Consumer Discretionary	—	15,125,589	—	15,125,589
Consumer Staples	—	1,977,450	—	1,977,450
Energy	—	58,402,733	—	58,402,733
Financials	—	28,875,193	—	28,875,193
Industrials	—	37,753,288	—	37,753,288
Information Technology	—	10,588,652	—	10,588,652
Foreign Government Securities	—	164,607,205	—	164,607,205
Forward Currency Contracts	—	5,631,816	—	5,631,816
Futures	1,610,516	—	—	1,610,516
Short-Term Investment
Investment Company	12,584,360	—	—	12,584,360
U.S. Treasury Obligations	—	197,567,608	—	197,567,608

Total Assets	$14,194,876	$547,099,497	$—	$561,294,373

Liabilities:
Forward Currency Contracts	$—	$(7,185,750)	$—	$(7,185,750)

Total Liabilities	$—	$(7,185,750)	$—	$(7,185,750)

Total	$14,194,876	$539,913,747	$—	$554,108,623

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of April 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,610,516 *
Foreign exchange contracts	Receivables	5,631,816
Credit contracts	Receivables	13,387

Total		$7,255,719

	Liability Derivatives
Foreign exchange contracts	Payables	$(7,185,750)

Total		$(7,185,750)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$5,151,048	$—	$—	$5,151,048
Foreign exchange contracts	—	(599,207)	—	(599,207)
Credit contracts	—	—	(136,222)	(136,222)

Total	$5,151,048	$(599,207)	$(136,222)	$4,415,619

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$1,205,916	$—	$—	$1,205,916
Foreign exchange contracts	—	1,347,754	—	1,347,754
Credit contracts	—	—	31,573	31,573

Total	$1,205,916	$1,347,754	$31,573	$2,585,243

^ The Fund held forward foreign currency, futures and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Fund held swap contracts with an average notional balance of approximately $2,586,000, forward foreign currency contracts with an average settlement value of approximately $377,307,000 and futures contracts with an average notional balance of approximately $117,182,000 during the six months ended April 30, 2021.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$111,352	$(111,352)	$—	$—
Citibank NA	3,170,078	(1,079,929)	(1,240,000)	850,149
Goldman Sachs Bank USA	290,871	(290,871)	—	—
HSBC Bank plc	1,068,101	(1,068,101)	—	—
JPMorgan Chase Bank	455,742	(455,742)	—	—
Morgan Stanley	509,218	(23,114)	—	486,104
National Australia Bank Ltd.	26,454	—	—	26,454

Total	$5,631,816	$(3,029,109)	$(1,240,000)	$1,362,707

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$392,761	$(111,352)	$—	$281,409
Citibank NA	1,079,929	(1,079,929)	—	—
Goldman Sachs Bank USA	2,399,090	(290,871)	—	2,108,219
HSBC Bank plc	1,309,547	(1,068,101)	—	241,446
JPMorgan Chase Bank	1,981,309	(455,742)	(50,000)	1,475,567
Morgan Stanley	23,114	(23,114)	—	—

Total	$7,185,750	$(3,029,109)	$(50,000)	$4,106,641

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$339,066,689
Long-term U.S. government debt securities	200,231,338

$539,298,027

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$141,887,052
Long-term U.S. government debt securities	33,719,147

$175,606,199

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,890,808
Aggregate gross unrealized depreciation	(9,299,733)

Net unrealized appreciation	$6,591,075

Federal income tax cost of investments in securities and derivative instruments, if applicable	$547,561,388

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $549,478,583)	$554,038,654
Cash	877,644
Foreign cash (Cost $2)	2
Cash held as collateral for forward foreign currency contracts	50,000
Dividends, interest and other receivables	5,788,451
Unrealized appreciation on forward foreign currency contracts	5,631,816
Due from broker for futures variation margin	4,441,232
Receivable for Fund shares sold	3,007,275
Variation Margin on Centrally Cleared Swaps	1,010,700
Receivable for securities sold	333,540
Prepaid registration and filing fees	36,269
Other assets	25,077

Total assets	575,240,660

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	7,185,750
Payable for return of cash collateral on forward foreign currency contracts	1,240,000
Payable for Fund shares redeemed	470,896
Investment advisory fees payable	94,555
Administrative fees payable	67,704
Trustees’ fees payable	3,466
Distribution fees payable – Class A	1,887
Dividends and distributions payable	462
Distribution fees payable – Class R	159
Accrued expenses	128,946

Total liabilities	9,193,825

NET ASSETS	$566,046,835

Net assets were comprised of:
Paid in capital	$552,807,971
Total distributable earnings (loss)	13,238,864

Net assets	$566,046,835

Class A
Net asset value and redemption price per share, $9,153,816 / 824,851 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.10
Maximum sales charge (4.50% of offering price)	0.52

Maximum offering price per share	$11.62

Class I
Net asset value and redemption price per share, $556,434,404 / 50,025,437 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.12

Class R
Net asset value and redemption price per share, $458,615 / 41,506 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.05

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest (net of $153,445 foreign withholding tax)	$4,876,886
Dividends	6,370

Total income	4,883,256

EXPENSES
Investment advisory fees	862,459
Administrative fees	215,616
Professional fees	84,995
Transfer agent fees	71,910
Printing and mailing expenses	57,561
Registration and filing fees	30,467
Custodian fees	23,618
Distribution fees – Class A	11,044
Trustees’ fees	6,649
Distribution fees – Class R	954
Miscellaneous	26,693

Gross expenses	1,391,966
Less: Waiver from investment adviser	(660,646)

Net expenses	731,320

NET INVESTMENT INCOME (LOSS)	4,151,936

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of Indonesian tax of $45,438 on realized gain on investments)	7,893,263
Futures contracts	5,151,048
Forward foreign currency contracts	(599,207)
Foreign currency transactions	(152,979)
Swaps	(136,222)

Net realized gain (loss)	12,155,903

Change in unrealized appreciation (depreciation) on:
Investments in securities	574,857
Futures contracts	1,205,916
Forward foreign currency contracts	1,347,754
Foreign currency translations	(33,198)
Swaps	31,573

Net change in unrealized appreciation (depreciation)	3,126,902

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,282,805

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,434,741

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,151,936	$4,752,881
Net realized gain (loss)	12,155,903	1,710,991
Net change in unrealized appreciation (depreciation)	3,126,902	1,379,996

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,434,741	7,843,868

Distributions to shareholders:
Class A	(412,895)	(285,275)
Class I	(12,085,699)	(4,265,925)
Class R	(17,483)	(6,818)

Total distributions to shareholders	(12,516,077)	(4,558,018)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [114,157 and 632,166 shares, respectively]	1,282,601	6,539,329
Capital shares issued in reinvestment of dividends [36,475 and 28,380 shares, respectively]	408,327	280,472
Capital shares repurchased [(55,876) and (302,477) shares, respectively]	(626,006)	(3,076,148)

Total Class A transactions	1,064,922	3,743,653

Class I
Capital shares sold [38,988,946 and 10,858,869 shares, respectively]	434,109,660	113,708,337
Capital shares issued in reinvestment of dividends [957,594 and 286,239 shares, respectively]	10,711,514	2,834,997
Capital shares repurchased [(5,746,044) and (3,157,638) shares, respectively]	(64,411,834)	(31,454,948)

Total Class I transactions	380,409,340	85,088,386

Class R
Capital shares sold [23,833 and 15,969 shares, respectively]	266,355	161,483
Capital shares issued in reinvestment of dividends [1,155 and 209 shares, respectively]	12,869	2,059
Capital shares repurchased [(11,540) and (2,149) shares, respectively]	(128,142)	(20,526)

Total Class R transactions	151,082	143,016

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	381,625,344	88,975,055

TOTAL INCREASE (DECREASE) IN NET ASSETS	388,544,008	92,260,905
NET ASSETS:
Beginning of period	177,502,827	85,241,922

End of period	$566,046,835	$177,502,827

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Class A			2020	2019	2018		2017	2016
Net asset value, beginning of period	$10.68		$10.34	$9.52	$10.12		$9.89	$9.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.39	0.41 **	0.26		0.19	0.16
Net realized and unrealized gain (loss)	0.79		0.43	0.80	(0.40)		0.23	0.17

Total from investment operations	0.94		0.82	1.21	(0.14)		0.42	0.33

Less distributions:
Dividends from net investment income	(0.30)		(0.15)	(0.39)	(0.43)		(0.19)	(0.10)
Distributions from net realized gains	(0.22)		(0.33)	—	—		—	—
Return of capital	—		—	—	(0.03)		—	(0.16)

Total dividends and distributions	(0.52)		(0.48)	(0.39)	(0.46)		(0.19)	(0.26)

Net asset value, end of period	$11.10		$10.68	$10.34	$9.52		$10.12	$9.89

Total return (b)	8.91%		8.32%	12.97%	(1.44)%		4.25%	3.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,154		$7,796	$3,848	$190		$111	$109
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	1.05%		1.30%	1.40%
Before waivers and reimbursements (a)(f)	1.23%		1.42%	1.55%	1.85%		1.76%	1.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.70%		3.76%*	4.00%**	2.63%		1.93%	1.68%
Before waivers and reimbursements (a)(f)	2.22%		3.09%*	3.19%**	1.83%		1.48%	1.24%
Portfolio turnover rate^	60	%(z)	200%	194%	139	%***	117%	152%

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Class I			2020	2019	2018		2017	2016
Net asset value, beginning of period	$10.71		$10.37	$9.53	$10.13		$9.89	$9.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.41	0.42 **	0.27		0.22	0.19
Net realized and unrealized gain (loss)	0.79		0.41	0.84	(0.38)		0.23	0.16

Total from investment operations	0.95		0.82	1.26	(0.11)		0.45	0.35

Less distributions:
Dividends from net investment income	(0.32)		(0.15)	(0.42)	(0.46)		(0.21)	(0.11)
Distributions from net realized gains	(0.22)		(0.33)	—	—		—	—
Return of capital	—		—	—	(0.03)		—	(0.17)

Total dividends and distributions	(0.54)		(0.48)	(0.42)	(0.49)		(0.21)	(0.28)

Net asset value, end of period	$11.12		$10.71	$10.37	$9.53		$10.13	$9.89

Total return (b)	8.91%		8.34%	13.43%	(1.19)%		4.58%	3.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$556,434		$169,409	$81,249	$30,590		$71,053	$69,321
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50%		0.50%	0.50%	0.91%		1.05%	1.15%
Before waivers and reimbursements (a)(f)	0.96%		1.17%	1.34%	1.54%		1.51%	1.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.89%		3.95%*	4.12%**	2.70%		2.18%	1.92%
Before waivers and reimbursements (a)(f)	2.43%		3.28%*	3.28%**	2.06%		1.73%	1.49%
Portfolio turnover rate^	60	%(z)	200%	194%	139	%***	117%	152%

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Class R			2020	2019	2018		2017	2016
Net asset value, beginning of period	$10.63		$10.34	$9.51	$10.11		$9.88	$9.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.35	0.35 **	0.23		0.17	0.14
Net realized and unrealized gain (loss)	0.80		0.41	0.85	(0.39)		0.23	0.15

Total from investment operations	0.93		0.76	1.20	(0.16)		0.40	0.29

Less distributions:
Dividends from net investment income	(0.29)		(0.14)	(0.37)	(0.41)		(0.17)	(0.09)
Distributions from net realized gains	(0.22)		(0.33)	—	—		—	—
Return of capital	—		—	—	(0.03)		—	(0.14)

Total dividends and distributions	(0.51)		(0.47)	(0.37)	(0.44)		(0.17)	(0.23)

Net asset value, end of period	$11.05		$10.63	$10.34	$9.51		$10.11	$9.88

Total return (b)	8.84%		7.77%	12.84%	(1.69)%		4.04%	3.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$459		$298	$145	$96		$101	$99
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.32%		1.55%	1.65%
Before waivers and reimbursements (a)(f)	1.48%		1.67%	1.88%	2.09%		2.01%	2.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.42%		3.43%*	3.51%**	2.34%		1.68%	1.42%
Before waivers and reimbursements (a)(f)	1.94%		2.75%*	2.63%**	1.57%		1.23%	0.99%
Portfolio turnover rate^	60	%(z)	200%	194%	139	%***	117%	152%
*

Includes accretion, interest and inflation adjustments on Argentine TIPS Bonds. Without this income, the per share income for each class would have been $0.08 lower and the ratios for each class would have been 0.73% lower.

**

Includes accretion, interest and inflation adjustments on Argentine TIPS Bonds. Without this income, the per share income for each class would have been $0.07 lower and the ratios for each class would have been 0.65% lower.

***

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 64%.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

Sector Weightings as of April 30, 2021	% of Net Assets
U.S. Treasury Obligations	32.4%
Collateralized Mortgage Obligations	11.4
Investment Companies	7.9
Information Technology	7.6
Financials	5.8
Health Care	4.9
Communication Services	4.3
Consumer Discretionary	4.2
Industrials	3.8
Consumer Staples	3.0
Mortgage-Backed Securities	2.6
Energy	2.4
Asset-Backed Securities	1.7
Materials	1.1
Utilities	1.0
Real Estate	0.8
Cash and Other	5.1

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,137.90	$6.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.06	5.79
Class I
Actual	1,000.00	1,140.41	4.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.30	4.54
Class R
Actual	1,000.00	1,136.34	7.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.82	7.04

* Expenses are equal to the Portfolio’s A, I and R shares annualized expense ratio of 1.16%, 0.91% and 1.41%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.7%)
GSAA Home Equity Trust,
Series 2007-9 A2A
6.500%, 8/25/47	$355,393	$255,406
Long Beach Mortgage Loan Trust,
Series 2006-7 1A
0.261%, 8/25/36 (l)	483,170	302,176
Pretium Mortgage Credit Partners I LLC,
Series 2020-NPL3 A1
3.105%, 6/27/60 (e)§	662,072	674,783

Total Asset-Backed Securities		1,232,365

Collateralized Mortgage Obligations (11.4%)
Alternative Loan Trust,
Series 2005-11CB 2A6
5.500%, 6/25/25	382,833	371,338
Banc of America Alternative Loan Trust,
Series 2006-5 CB14
6.000%, 6/25/46 (l)	187,477	185,023
BRAVO Residential Funding Trust,
Series 2020-RPL1 M1
3.250%, 5/26/59 (l)§	500,000	524,246
CHL Mortgage Pass-Through Trust,
Series 2006-20 1A33
6.000%, 2/25/37	498,412	369,813
Series 2006-OA5 2A1
0.506%, 4/25/46 (l)	665,119	577,239
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,442,037	1,581,098
FNMA,
Series 2013-5 EZ
2.000%, 8/25/42	423,010	425,230
Series 2018-21
(Zero Coupon), 4/25/48 PO	174,184	154,035
Series 2018-44 PZ
3.500%, 6/25/48	1,439,505	1,589,445
HarborView Mortgage Loan Trust,
Series 2005-8 1A2A
0.770%, 9/19/35 (l)	424,974	359,421
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56 (l)§	267,619	283,324
PMT Credit Risk Transfer Trust,
Series 2019-3R A
2.811%, 10/27/22 (l)§	340,897	341,657
PRPM LLC,
Series 2020-3 A1
2.857%, 9/25/25 (e)§	442,833	445,281
RALI Trust,
Series 2006-QS3 1A10
6.000%, 3/25/36	264,950	262,834
Series 2006-QS4 A10
6.000%, 4/25/36	413,807	397,674
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-AR6 A2
2.951%, 10/25/37 (l)	232,575	227,950

Total Collateralized Mortgage Obligations		8,095,608

Corporate Bonds (13.4%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
3.500%, 9/15/53§	18,000	16,491
3.550%, 9/15/55§	80,000	73,278
CCO Holdings LLC
5.000%, 2/1/28§	30,000	31,350
Frontier Communications Corp.
5.875%, 10/15/27§	10,000	10,625
5.000%, 5/1/28§	20,000	20,450
6.750%, 5/1/29§	15,000	15,853
Lumen Technologies, Inc.
5.125%, 12/15/26§	30,000	31,462
4.000%, 2/15/27§	25,000	25,394
Telesat Canada
6.500%, 10/15/27§	10,000	9,825
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%),
1.298%, 5/15/25 (k)	55,000	56,275
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	30,000	29,790
6.125%, 3/1/28§	15,000	15,450

		336,243

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	25,000	25,062
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	30,000	33,225

		58,287

Media (0.7%)
Cengage Learning, Inc.
9.500%, 6/15/24§	25,000	25,469
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	113,702
Comcast Corp.
3.400%, 4/1/30	50,000	54,294
1.500%, 2/15/31	60,000	55,704
Diamond Sports Group LLC
5.375%, 8/15/26§	15,000	10,912
DISH DBS Corp.
5.875%, 11/15/24	25,000	26,990
GCI LLC
4.750%, 10/15/28§	30,000	30,900
iHeartCommunications, Inc.
8.375%, 5/1/27	5,000	5,337
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	50,000	57,574
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	20,000	21,075
Omnicom Group, Inc.
2.600%, 8/1/31	25,000	24,926
Radiate Holdco LLC
4.500%, 9/15/26§	20,000	20,350
Scripps Escrow II, Inc.
3.875%, 1/15/29§	10,000	9,900
Scripps Escrow, Inc.
5.875%, 7/15/27§	30,000	31,275

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Sirius XM Radio, Inc.
4.125%, 7/1/30§	$35,000	$34,913

		523,321

Wireless Telecommunication Services (0.1%)
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	15,000	15,745
T-Mobile USA, Inc.
2.250%, 2/15/26	55,000	55,206
3.375%, 4/15/29	10,000	10,138
2.875%, 2/15/31	10,000	9,750

		90,839

Total Communication Services		1,008,690

Consumer Discretionary (1.5%)
Auto Components (0.1%)
Clarios Global LP
6.250%, 5/15/26§	15,000	15,873
Icahn Enterprises LP
5.250%, 5/15/27	25,000	25,500

		41,373

Distributors (0.0%)
Performance Food Group, Inc.
5.500%, 10/15/27§	35,000	36,881

Diversified Consumer Services (0.0%)
Metis Merger Sub LLC
6.500%, 5/15/29§	25,000	25,062

Hotels, Restaurants & Leisure (1.0%)
Bally’s Corp.
6.750%, 6/1/27§	40,000	42,478
Boyd Gaming Corp.
4.750%, 12/1/27	25,000	25,630
Boyne USA, Inc.
4.750%, 5/15/29§	60,000	61,650
Caesars Entertainment, Inc.
6.250%, 7/1/25§	35,000	37,100
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	35,197
Carnival Corp.
5.750%, 3/1/27§	30,000	31,631
Cedar Fair LP
5.250%, 7/15/29	25,000	25,656
Expedia Group, Inc.
3.250%, 2/15/30	60,000	60,791
Golden Nugget, Inc.
6.750%, 10/15/24§	45,000	45,450
IRB Holding Corp.
6.750%, 2/15/26§	35,000	36,260
Marriott International, Inc.
Series R
3.125%, 6/15/26	55,000	58,437
McDonald’s Corp.
3.600%, 7/1/30	55,000	60,488
MGM Resorts International
6.750%, 5/1/25	45,000	48,263
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	50,000	50,146
Scientific Games International, Inc.
7.250%, 11/15/29§	20,000	22,000
Viking Cruises Ltd.
13.000%, 5/15/25§	10,000	11,655
5.875%, 9/15/27§	55,000	53,900

		706,732

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	35,000	35,437
Tempur Sealy International, Inc.
4.000%, 4/15/29§	20,000	20,225
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	30,000	31,163

		86,825

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	110,550

Specialty Retail (0.1%)
Asbury Automotive Group, Inc.
4.500%, 3/1/28	5,000	5,162
4.750%, 3/1/30	6,000	6,255
Home Depot, Inc. (The)
3.900%, 6/15/47	45,000	51,047
Staples, Inc.
7.500%, 4/15/26§	20,000	20,675

		83,139

Total Consumer Discretionary		1,090,562

Consumer Staples (1.1%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	50,000	59,649
Constellation Brands, Inc.
3.150%, 8/1/29	95,000	100,092
Primo Water Holdings, Inc.
4.375%, 4/30/29§	50,000	49,703
Triton Water Holdings, Inc.
6.250%, 4/1/29§	20,000	20,250

		229,694

Food & Staples Retailing (0.2%)
Albertsons Cos., Inc.
3.500%, 3/15/29§	20,000	19,200
Sysco Corp.
5.950%, 4/1/30	50,000	62,899
United Natural Foods, Inc.
6.750%, 10/15/28§	25,000	26,938
US Foods, Inc.
6.250%, 4/15/25§	5,000	5,298

		114,335

Food Products (0.4%)
B&G Foods, Inc.
5.250%, 9/15/27	15,000	15,523
Flowers Foods, Inc.
2.400%, 3/15/31	55,000	53,939
Kraft Heinz Foods Co.
5.000%, 7/15/35	15,000	17,513
5.200%, 7/15/45	35,000	41,344
Post Holdings, Inc.
4.625%, 4/15/30§	30,000	30,206

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Smithfield Foods, Inc.
4.250%, 2/1/27§	$100,000	$109,532

		268,057

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	35,000	35,787
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	30,000	30,197
7.000%, 12/31/27§	20,000	19,350

		85,334

Personal Products (0.0%)
Coty, Inc.
5.000%, 4/15/26§	20,000	20,238

Tobacco (0.1%)
Altria Group, Inc.
4.450%, 5/6/50	50,000	50,301

Total Consumer Staples		767,959

Energy (1.8%)
Energy Equipment & Services (0.2%)
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	25,000	23,763
Transocean Poseidon Ltd.
6.875%, 2/1/27§	35,000	33,600
Transocean, Inc.
11.500%, 1/30/27§	11,000	10,588
USA Compression Partners LP
6.875%, 9/1/27	50,000	52,610

		120,561

Oil, Gas & Consumable Fuels (1.6%)
Antero Midstream Partners LP
5.750%, 3/1/27§	16,000	16,160
Apache Corp.
4.625%, 11/15/25	10,000	10,562
4.375%, 10/15/28	20,000	20,350
BP Capital Markets America, Inc.
2.939%, 6/4/51	35,000	31,608
Cheniere Energy Partners LP
5.625%, 10/1/26	25,000	26,062
Chesapeake Energy Corp.
5.875%, 2/1/29§	30,000	32,325
CNX Resources Corp.
6.000%, 1/15/29§	20,000	21,252
Diamondback Energy, Inc.
0.900%, 3/24/23	55,000	55,000
Energy Transfer LP
4.750%, 1/15/26	45,000	50,033
4.200%, 4/15/27	5,000	5,461
EQM Midstream Partners LP
4.750%, 1/15/31§	40,000	39,500
EQT Corp.
8.500%, 2/1/30 (e)	15,000	19,144
Exxon Mobil Corp.
2.610%, 10/15/30	25,000	25,477
4.227%, 3/19/40	10,000	11,369
Hess Midstream Operations LP
5.125%, 6/15/28§	35,000	36,225
Hilcorp Energy I LP
6.250%, 11/1/28§	30,000	31,102
5.750%, 2/1/29§	15,000	15,337
Indigo Natural Resources LLC
5.375%, 2/1/29§	20,000	19,826
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	40,000	54,370
Marathon Petroleum Corp.
5.125%, 12/15/26	55,000	64,409
MEG Energy Corp.
7.125%, 2/1/27§	35,000	37,187
5.875%, 2/1/29§	5,000	5,113
NGL Energy Operating LLC
7.500%, 2/1/26§	40,000	41,950
NuStar Logistics LP
6.375%, 10/1/30	25,000	27,469
Occidental Petroleum Corp.
8.000%, 7/15/25	15,000	17,475
6.625%, 9/1/30	20,000	22,800
6.125%, 1/1/31	25,000	27,875
6.450%, 9/15/36	15,000	17,025
Ovintiv, Inc.
7.375%, 11/1/31	15,000	19,807
Parkland Corp.
4.500%, 10/1/29§	25,000	25,516
Peabody Energy Corp.
8.500%, 12/31/24 PIK§	8,000	3,709
Pioneer Natural Resources Co.
1.900%, 8/15/30	65,000	60,505
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	55,000	63,146
Sunoco LP
6.000%, 4/15/27	15,000	15,750
4.500%, 5/15/29§	10,000	10,075
Targa Resources Partners LP
5.500%, 3/1/30	30,000	32,435
Total Capital International SA
3.386%, 6/29/60	55,000	53,664
Viper Energy Partners LP
5.375%, 11/1/27§	25,000	26,063
Western Midstream Operating LP
4.350%, 2/1/25 (e)	20,000	21,100

		1,114,236

Total Energy		1,234,797

Financials (2.4%)
Banks (0.8%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30 (k)	55,000	61,203
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	60,000	65,896
Bank of Nova Scotia (The)
1.625%, 5/1/23	65,000	66,558
3.400%, 2/11/24	35,000	37,647
JPMorgan Chase & Co.
(SOFR + 1.25%),
2.580%, 4/22/32 (k)	95,000	95,281

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%),
0.928%, 3/2/23 (k)	$105,000	$105,840
Santander Holdings USA, Inc.
3.400%, 1/18/23	100,000	104,242

		536,667

Capital Markets (0.2%)
Ares Capital Corp.
2.150%, 7/15/26	55,000	54,184
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	95,000	102,418

		156,602

Consumer Finance (0.8%)
American Express Co.
3.400%, 2/22/24	95,000	102,551
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	95,000	96,375
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%),
0.906%, 1/30/23 (k)	115,000	115,819
Discover Financial Services
4.100%, 2/9/27	65,000	72,531
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%),
1.184%, 1/5/23 (k)	105,000	105,981
Navient Corp.
5.000%, 3/15/27	15,000	15,061
OneMain Finance Corp.
6.625%, 1/15/28	30,000	34,162
Synchrony Financial
3.950%, 12/1/27	50,000	54,163

		596,643

Diversified Financial Services (0.1%)
MPH Acquisition Holdings LLC
5.750%, 11/1/28§	40,000	39,350
Verscend Escrow Corp.
9.750%, 8/15/26§	32,000	33,960

		73,310

Insurance (0.4%)
Acrisure LLC
4.250%, 2/15/29§	35,000	34,081
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	21,000
Athene Global Funding
3.000%, 7/1/22§	55,000	56,591
Brighthouse Financial Global Funding
1.000%, 4/12/24§	20,000	20,001
GTCR AP Finance, Inc.
8.000%, 5/15/27§	30,000	31,851
NFP Corp.
6.875%, 8/15/28§	20,000	20,975
Prudential Financial, Inc.
3.905%, 12/7/47	55,000	60,251
Willis North America, Inc.
4.500%, 9/15/28	40,000	46,017

		290,767

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	25,000	25,188
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	35,000	33,425

		58,613

Total Financials		1,712,602

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	90,000	107,402

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	25,000	27,425

Health Care Providers & Services (1.0%)
Anthem, Inc.
2.375%, 1/15/25	60,000	62,948
Centene Corp.
3.000%, 10/15/30	20,000	19,793
2.500%, 3/1/31	85,000	80,771
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.074%, 7/15/23 (k)	85,000	86,001
4.900%, 12/15/48	85,000	104,718
Community Health Systems, Inc.
6.000%, 1/15/29§	30,000	31,526
6.875%, 4/15/29§	20,000	20,800
CVS Health Corp.
5.050%, 3/25/48	65,000	79,764
HCA, Inc.
4.125%, 6/15/29	55,000	60,927
Legacy LifePoint Health LLC
6.750%, 4/15/25§	10,000	10,650
4.375%, 2/15/27§	25,000	24,906
Radiology Partners, Inc.
9.250%, 2/1/28§	25,000	27,375
RP Escrow Issuer LLC
5.250%, 12/15/25§	30,000	31,275
Select Medical Corp.
6.250%, 8/15/26§	55,000	58,438
Tenet Healthcare Corp.
6.125%, 10/1/28§	40,000	42,200

		742,092

Life Sciences Tools & Services (0.1%)
Illumina, Inc.
0.550%, 3/23/23	40,000	39,984

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc.
6.250%, 2/15/29§	60,000	63,282
Endo Luxembourg Finance Co. I SARL
6.125%, 4/1/29§	20,000	19,750
Royalty Pharma plc
3.300%, 9/2/40§	55,000	52,929

		135,961

Total Health Care		1,052,864

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (1.4%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.950%, 2/1/30	$55,000	$54,948
Bombardier, Inc.
6.000%, 10/15/22§	30,000	30,000
TransDigm, Inc.
8.000%, 12/15/25§	5,000	5,431
6.250%, 3/15/26§	55,000	58,231
5.500%, 11/15/27	30,000	31,218
4.875%, 5/1/29§	20,000	19,700
Triumph Group, Inc.
7.750%, 8/15/25	15,000	14,850

		214,378

Airlines (0.1%)
American Airlines, Inc.
5.750%, 4/20/29§	40,000	42,742
United Airlines, Inc.
4.625%, 4/15/29§	20,000	20,784

		63,526

Building Products (0.2%)
Builders FirstSource, Inc.
6.750%, 6/1/27§	26,000	27,895
Griffon Corp.
5.750%, 3/1/28	50,000	53,375
Owens Corning
4.400%, 1/30/48	50,000	55,636

		136,906

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	20,000	21,200
9.750%, 7/15/27§	40,000	43,892
GFL Environmental, Inc.
4.000%, 8/1/28§	45,000	42,980
3.500%, 9/1/28§	40,000	38,500
Prime Security Services Borrower LLC
3.375%, 8/31/27§	35,000	33,688

		180,260

Construction & Engineering (0.0%)
Pike Corp.
5.500%, 9/1/28§	25,000	25,875

Industrial Conglomerates (0.2%)
Roper Technologies, Inc.
1.750%, 2/15/31	115,000	107,344

Road & Rail (0.2%)
CSX Corp.
3.800%, 11/1/46	55,000	59,333
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	5,000	5,000
NESCO Holdings II, Inc.
5.500%, 4/15/29§	5,000	5,132
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	55,000	61,825
Uber Technologies, Inc.
7.500%, 9/15/27§	25,000	27,557

		158,847

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.250%, 3/1/25	55,000	58,236
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	45,000	46,161

		104,397

Total Industrials		991,533

Information Technology (0.5%)
Communications Equipment (0.0%)
Avaya, Inc.
6.125%, 9/15/28§	20,000	21,300

IT Services (0.2%)
Endure Digital, Inc.
6.000%, 2/15/29§	30,000	28,725
GTT Communications, Inc.
7.875%, 12/31/24§	15,000	2,213
Western Union Co. (The)
2.750%, 3/15/31	110,000	106,173

		137,111

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV
3.875%, 6/18/26§	100,000	110,609

Software (0.1%)
Oracle Corp.
3.600%, 4/1/50	55,000	53,617

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc.
1.875%, 6/22/25	55,000	56,589

Total Information Technology		379,226

Materials (0.4%)
Chemicals (0.1%)
Nutrien Ltd.
4.200%, 4/1/29	50,000	56,654
SCIH Salt Holdings, Inc.
6.625%, 5/1/29§	5,000	4,918

		61,572

Containers & Packaging (0.2%)
Packaging Corp. of America
3.000%, 12/15/29	60,000	63,118
WRKCo, Inc.
3.750%, 3/15/25	55,000	60,145

		123,263

Metals & Mining (0.1%)
Arconic Corp.
6.125%, 2/15/28§	40,000	42,400
Novelis Corp.
4.750%, 1/30/30§	45,000	46,800
SunCoke Energy Partners LP
7.500%, 6/15/25§	30,000	31,246

		120,446

Total Materials		305,281

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	$45,000	$42,007
American Tower Corp. (REIT)
3.950%, 3/15/29	55,000	60,978
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	55,000	60,305
3.300%, 7/1/30	30,000	31,681
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	15,000	14,925
Uniti Group LP (REIT)
6.500%, 2/15/29§	20,000	19,839

		229,735

Real Estate Management & Development (0.1%)
Realogy Group LLC
7.625%, 6/15/25§	15,000	16,388
5.750%, 1/15/29§	20,000	20,750

		37,138

Total Real Estate		266,873

Utilities (1.0%)
Electric Utilities (0.6%)
Eversource Energy
Series R 1.650%, 8/15/30	65,000	60,600
Georgia Power Co.
Series A 2.200%, 9/15/24	60,000	62,600
Monongahela Power Co.
5.400%, 12/15/43§	55,000	69,006
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	60,000	59,145
NRG Energy, Inc.
2.000%, 12/2/25§	40,000	40,189
3.625%, 2/15/31§	45,000	43,976
Pacific Gas and Electric Co.
2.500%, 2/1/31	65,000	61,153
PG&E Corp.
5.000%, 7/1/28	45,000	47,306

		443,975

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	40,000	46,421
East Ohio Gas Co. (The)
3.000%, 6/15/50§	50,000	47,630
Ferrellgas LP
5.375%, 4/1/26§	15,000	14,850
Superior Plus LP
4.500%, 3/15/29§	35,000	35,656

		144,557

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp.
5.125%, 3/15/28§	25,000	25,408
4.625%, 2/1/29§	15,000	14,738

		40,146

Water Utilities (0.1%)
Essential Utilities, Inc.
2.704%, 4/15/30	50,000	50,899

Total Utilities		679,577

Total Corporate Bonds		9,489,964

Mortgage-Backed Securities (2.6%)
FHLMC
2.000%, 10/1/50	447,474	448,609
FNMA UMBS
2.000%, 11/1/50	689,705	698,353
2.000%, 12/1/50	693,314	702,440

Total Mortgage-Backed Securities		1,849,402

U.S. Treasury Obligations (7.9%)
U.S. Treasury Bonds
4.750%, 2/15/37	160,000	221,375
1.875%, 2/15/41	370,000	351,934
2.750%, 11/15/47	190,000	207,467
1.250%, 5/15/50	70,000	54,253
1.875%, 2/15/51	350,000	318,082
U.S. Treasury Notes
0.125%, 6/30/22	600,000	600,229
0.125%, 4/30/23	480,000	479,644
0.375%, 4/15/24	1,130,000	1,131,238
2.125%, 9/30/24	210,000	221,903
2.250%, 10/31/24	270,000	286,600
2.750%, 2/28/25	160,000	173,297
0.750%, 4/30/26	510,000	507,365
1.625%, 10/31/26	160,000	165,461
0.500%, 6/30/27	290,000	278,728
1.250%, 4/30/28	420,000	418,095
1.125%, 2/15/31	160,000	152,698

Total U.S. Treasury Obligations		5,568,369

Total Long-Term Debt Securities (37.0%) (Cost $26,030,060)		26,235,708

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Interactive Media & Services (2.2%)
Alphabet, Inc., Class A*	387	910,804
Facebook, Inc., Class A*	2,071	673,241

		1,584,045

Media (0.7%)
Comcast Corp., Class A	8,746	491,088

Total Communication Services		2,075,133

Consumer Discretionary (2.7%)
Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	285	988,215

Multiline Retail (0.5%)
Dollar General Corp.	1,534	329,426

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (0.8%)
Ross Stores, Inc.	2,465	$322,767
Ulta Beauty, Inc.*	742	244,378

		567,145

Total Consumer Discretionary		1,884,786

Consumer Staples (1.9%)
Beverages (0.6%)
Constellation Brands, Inc., Class A	1,785	428,971

Food & Staples Retailing (0.2%)
Sysco Corp.	1,587	134,466

Household Products (0.6%)
Procter & Gamble Co. (The)	3,235	431,614

Tobacco (0.5%)
Philip Morris International, Inc.	3,335	316,825

Total Consumer Staples		1,311,876

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Exxon Mobil Corp.	4,924	281,850
Pioneer Natural Resources Co.	1,130	173,828

		455,678

Total Energy		455,678

Financials (3.4%)
Banks (1.7%)
Citigroup, Inc.	7,723	550,187
First Republic Bank	1,102	201,930
Truist Financial Corp.	7,524	446,248

		1,198,365

Capital Markets (0.8%)
Charles Schwab Corp. (The)	5,012	352,845
Intercontinental Exchange, Inc.	2,037	239,775

		592,620

Consumer Finance (0.5%)
American Express Co.	2,328	356,999

Insurance (0.4%)
Aflac, Inc.	4,744	254,895

Total Financials		2,402,879

Health Care (3.4%)
Biotechnology (0.2%)
BioMarin Pharmaceutical, Inc.*	1,200	93,504
Vertex Pharmaceuticals, Inc.*	315	68,733

		162,237

Health Care Equipment & Supplies (1.1%)
Alcon, Inc.*	3,362	253,596
Boston Scientific Corp.*	11,950	521,020

		774,616

Health Care Providers & Services (1.1%)
Anthem, Inc.	876	332,346
UnitedHealth Group, Inc.	1,193	475,768

		808,114

Pharmaceuticals (1.0%)
AstraZeneca plc (ADR)	7,296	387,199
Roche Holding AG (ADR)	3,223	131,208
Zoetis, Inc.	897	155,208

		673,615

Total Health Care		2,418,582

Industrials (2.4%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	1,614	378,176

Electrical Equipment (0.4%)
AMETEK, Inc.	1,810	244,223

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	1,629	363,332

Machinery (1.0%)
Fortive Corp.	4,392	311,042
Parker-Hannifin Corp.	1,174	368,413

		679,455

Total Industrials		1,665,186

Information Technology (7.1%)
Communications Equipment (0.4%)
Motorola Solutions, Inc.	1,534	288,852

Electronic Equipment, Instruments & Components (0.5%)
Corning, Inc.	8,217	363,274

IT Services (1.7%)
Fidelity National Information Services, Inc.	1,243	190,055
PayPal Holdings, Inc.*	1,891	495,990
Visa, Inc., Class A	2,080	485,805

		1,171,850

Semiconductors & Semiconductor Equipment (1.1%)
Analog Devices, Inc.	1,587	243,065
KLA Corp.	666	210,023
Lam Research Corp.	506	313,948

		767,036

Software (2.4%)
Adobe, Inc.*	655	332,962
Microsoft Corp.	4,967	1,252,578
Splunk, Inc.*	1,128	142,602

		1,728,142

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	5,549	729,472

Total Information Technology		5,048,626

Materials (0.7%)
Chemicals (0.7%)
DuPont de Nemours, Inc.	3,119	240,506
International Flavors & Fragrances, Inc.	1,719	244,390

		484,896

Total Materials		484,896

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	1,163	$296,298

Total Real Estate		296,298

Total Common Stocks (25.5%) (Cost $11,729,591)		18,043,940

INVESTMENT COMPANIES:
Fixed Income (6.3%)
DoubleLine Floating Rate Fund , Class I‡	203,022	1,932,769
DoubleLine Global Bond Fund , Class I‡	246,165	2,547,809

Total Investment Companies (6.3%) (Cost $4,436,700)		4,480,578

SHORT-TERM INVESTMENTS:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, IM Shares	1,148,612	1,149,186

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (24.5%)
U.S. Treasury Bills
0.01%, 5/6/21 (p)	$1,360,000	$1,359,998
0.02%, 6/17/21 (p)	3,000,000	2,999,937
0.02%, 9/9/21 (p)	2,500,000	2,499,792
0.03%, 12/2/21 (p)	1,500,000	1,499,704
0.04%, 12/30/21 (p)	5,000,000	4,998,647
0.04%, 2/24/22 (p)	4,000,000	3,998,650

Total U.S. Treasury Obligations		17,356,728

Total Short-Term Investments (26.1%) (Cost $18,498,658)		18,505,914

Total Investments in Securities (94.9%) (Cost $60,695,009)		67,266,140
Other Assets Less Liabilities (5.1%)		3,630,961

Net Assets (100%)		$70,897,101

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2021, the market value of these securities amounted to $6,271,028 or 8.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2021. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2021.

(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
CAPE	— Cyclically Adjusted Price Earnings
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
OTC	— Over-the-counter
PIK	— Payment-in Kind Security
PO	— Principal Only
SOFR	— Secured Overnight Financing Rate
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended April 30, 2021, were as follows:

Security Description	Shares at April 30, 2021	Market Value October 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	203,022	1,873,892	—	—	—	58,877	1,932,769	31,769	—
DoubleLine Global Bond Fund, Class I	246,165	2,619,197	—	—	—	(71,388)	2,547,809	—	41,981

Total		4,493,089	—	—	—	(12,511)	4,480,578	31,769	41,981

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

OTC Total return swap contracts outstanding as of April 30, 2021 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	5/11/2021	USD 18,400,000	467,377

							467,377

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,232,365	$—	$1,232,365
Collateralized Mortgage Obligations	—	8,095,608	—	8,095,608
Common Stocks
Communication Services	2,075,133	—	—	2,075,133
Consumer Discretionary	1,884,786	—	—	1,884,786
Consumer Staples	1,311,876	—	—	1,311,876
Energy	455,678	—	—	455,678
Financials	2,402,879	—	—	2,402,879
Health Care	2,418,582	—	—	2,418,582
Industrials	1,665,186	—	—	1,665,186
Information Technology	5,048,626	—	—	5,048,626
Materials	484,896	—	—	484,896
Real Estate	296,298	—	—	296,298
Corporate Bonds
Communication Services	—	1,008,690	—	1,008,690
Consumer Discretionary	—	1,090,562	—	1,090,562
Consumer Staples	—	767,959	—	767,959
Energy	—	1,234,797	—	1,234,797
Financials	—	1,712,602	—	1,712,602
Health Care	—	1,052,864	—	1,052,864
Industrials	—	991,533	—	991,533
Information Technology	—	379,226	—	379,226
Materials	—	305,281	—	305,281
Real Estate	—	266,873	—	266,873
Utilities	—	679,577	—	679,577
Investment Companies	4,480,578	—	—	4,480,578
Mortgage-Backed Securities	—	1,849,402	—	1,849,402
Short-Term Investments
Investment Company	1,149,186	—	—	1,149,186
U.S. Treasury Obligations	—	17,356,728	—	17,356,728
Total Return Swaps	—	467,377	—	467,377
U.S. Treasury Obligations	—	5,568,369	—	5,568,369

Total Assets	$23,673,704	$44,059,813	$—	$67,733,517

Total Liabilities	$—	$—	$—	$—

Total	$23,673,704	$44,059,813	$—	$67,733,517

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

Fair Values of Derivative Instruments as of April 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$467,377

Total		$467,377

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$2,754,346	$2,754,346

Total	$2,754,346	$2,754,346

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$1,021,538	$1,021,538

Total	$1,021,538	$1,021,538

^ The Fund held swaps contracts as a substitute for investing in conventional securities.

The Fund held swap contracts with an average notional value of approximately $14,614,000 during the six months ended April 30, 2021.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$467,377	$—	$(361,000)	$106,377

Total	$467,377	$—	$(361,000)	$106,377

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,863,193
Long-term U.S. government debt securities	17,835,575

$25,698,768

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,430,004
Long-term U.S. government debt securities	18,706,506

$34,136,510

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,853,083
Aggregate gross unrealized depreciation	(509,830)

Net unrealized appreciation	$6,343,253

Federal income tax cost of investments in securities and derivative instruments, if applicable	$61,390,264

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,436,700)	$4,480,578
Unaffiliated Issuers (Cost $56,258,309)	62,785,562
Cash	3,157,108
Receivable for securities sold	962,700
Market value on OTC swap contracts	467,377
Dividends, interest and other receivables	146,415
Prepaid registration and filing fees	29,473
Receivable for Fund shares sold	28,433
Due from Custodian	14,545
Receivable from Adviser	138

Total assets	72,072,329

LIABILITIES
Payable for securities purchased	1,018,351
Payable for Fund shares redeemed	27,626
Investment advisory fees payable	23,686
Administrative fees payable	8,653
Transfer agent fees payable	7,243
Distribution fees payable – Class A	857
Trustees’ fees payable	647
Distribution fees payable – Class R	79
Accrued expenses	88,086

Total liabilities	1,175,228

NET ASSETS	$70,897,101

Net assets were comprised of:
Paid in capital	$59,524,627
Total distributable earnings (loss)	11,372,474

Net assets	$70,897,101

Class A
Net asset value and redemption price per share, $4,209,272 / 348,432 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.08
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price per share	$12.78

Class I
Net asset value and redemption price per share, $66,492,198 / 5,497,478 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.10

Class R
Net asset value and redemption price per share, $195,630 / 16,211 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.07

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$474,686
Dividends ($31,769 of dividend income received from affiliates) (net of $1,751 foreign withholding tax)	148,237

Total income	622,923

EXPENSES
Investment advisory fees	254,403
Administrative fees	50,881
Professional fees	46,135
Printing and mailing expenses	24,790
Transfer agent fees	21,141
Registration and filing fees	20,324
Custodian fees	10,960
Distribution fees – Class A	4,862
Trustees’ fees	1,880
Distribution fees – Class R	466
Miscellaneous	13,676

Gross expenses	449,518
Less: Waiver from investment adviser	(136,287)

Net expenses	313,231

NET INVESTMENT INCOME (LOSS)	309,692

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($0 realized gain (loss) from affiliates)	2,045,354
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	41,981
Swaps	2,754,346

Net realized gain (loss)	4,841,681

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(12,511) of change in unrealized appreciation (depreciation) from affiliates)	2,741,834
Swaps	1,021,538

Net change in unrealized appreciation (depreciation)	3,763,372

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,605,053

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,914,745

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$309,692	$835,872
Net realized gain (loss)	4,841,681	3,987,446
Net change in unrealized appreciation (depreciation)	3,763,372	(88,878)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,914,745	4,734,440

Distributions to shareholders:
Class A	(281,348)	(113,973)
Class I	(5,105,769)	(3,268,817)
Class R	(13,831)	(8,405)

Total distributions to shareholders	(5,400,948)	(3,391,195)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [36,175 and 315,066 shares, respectively]	421,365	3,448,824
Capital shares issued in reinvestment of dividends [24,050 and 9,946 shares, respectively]	272,242	108,112
Capital shares repurchased [(18,673) and (203,489) shares, respectively]	(216,907)	(2,244,959)

Total Class A transactions	476,700	1,311,977

Class I
Capital shares sold [105,605 and 164,950 shares, respectively]	1,241,929	1,862,167
Capital shares issued in reinvestment of dividends [38,122 and 19,730 shares, respectively]	431,541	214,461
Capital shares repurchased [(66,657) and (95,972) shares, respectively]	(775,350)	(983,589)

Total Class I transactions	898,120	1,093,039

Class R
Capital shares sold [133 and 382 shares, respectively]	1,570	4,171
Capital shares issued in reinvestment of dividends [442 and 258 shares, respectively]	5,005	2,814
Capital shares repurchased [(10) and (21) shares, respectively]	(114)	(233)

Total Class R transactions	6,461	6,752

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,381,281	2,411,768

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,895,078	3,755,013
NET ASSETS:
Beginning of period	66,002,023	62,247,010

End of period	$70,897,101	$66,002,023

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,							March 7, 2016* to October 31, 2016
Class A			2020		2019		2018		2017
Net asset value, beginning of period	$11.47		$11.23		$10.61		$11.25		$10.53	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.12		0.18		0.15		0.11	0.06
Net realized and unrealized gain (loss)	1.48		0.70		0.91		(0.01)		0.87	0.47

Total from investment operations	1.52		0.82		1.09		0.14		0.98	0.53

Less distributions:
Dividends from net investment income	(0.12)		(0.18)		(0.17)		(0.13)		(0.09)	—
Distributions from net realized gains	(0.79)		(0.40)		(0.30)		(0.65)		(0.17)	—

Total dividends and distributions	(0.91)		(0.58)		(0.47)		(0.78)		(0.26)	—

Net asset value, end of period	$12.08		$11.47		$11.23		$10.61		$11.25	$10.53

Total return (b)	13.79%		7.64%		10.73%		1.19%		9.46%	5.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,209		$3,520		$2,081		$2,440		$1,271	$356
Ratio of expenses to average net assets:
After waivers (a)(f)	1.16	%(j)	1.16	%(j)	1.15	%(j)	1.20	%(k)	1.21%	1.22%
Before waivers (a)(f)	1.56%		1.61%		1.67%		1.66%		1.75%	1.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.67%		1.05%		1.70%		1.39%		1.02%	0.89	%(l)
Before waivers (a)(f)(x)	0.27%		0.60%		1.19%		0.93%		0.48%	0.26	%(l)
Portfolio turnover rate^	51	%(z)	131%		63%		79%		86%	56	%(z)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,							March 7, 2016* to October 31, 2016
Class I			2020		2019		2018		2017
Net asset value, beginning of period	$11.49		$11.25		$10.63		$11.27		$10.55	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.15		0.21		0.18		0.14	0.08
Net realized and unrealized gain (loss)	1.50		0.70		0.91		(0.01)		0.86	0.47

Total from investment operations	1.55		0.85		1.12		0.17		1.00	0.55

Less distributions:
Dividends from net investment income	(0.15)		(0.21)		(0.20)		(0.16)		(0.11)	—
Distributions from net realized gains	(0.79)		(0.40)		(0.30)		(0.65)		(0.17)	—

Total dividends and distributions	(0.94)		(0.61)		(0.50)		(0.81)		(0.28)	—

Net asset value, end of period	$12.10		$11.49		$11.25		$10.63		$11.27	$10.55

Total return (b)	14.04%		7.89%		11.00%		1.44%		9.68%	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66,492		$62,303		$59,997		$57,126		$59,101	$53,478
Ratio of expenses to average net assets:
After waivers (a)(f)	0.91	%(j)	0.91	%(j)	0.90	%(j)	0.95	%(k)	0.96%	0.97%
Before waivers (a)(f)	1.31%		1.36%		1.42%		1.41%		1.50%	1.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.93%		1.35%		1.95%		1.62%		1.27%	1.12	%(l)
Before waivers (a)(f)(x)	0.53%		0.89%		1.43%		1.16%		0.72%	0.55	%(l)
Portfolio turnover rate^	51	%(z)	131%		63%		79%		86%	56	%(z)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,							March 7, 2016* to October 31, 2016
Class R			2020		2019		2018		2017
Net asset value, beginning of period	$11.44		$11.21		$10.59		$11.23		$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02		0.09		0.15		0.12		0.08	0.04
Net realized and unrealized gain (loss)	1.50		0.70		0.91		(0.01)		0.87	0.48

Total from investment operations	1.52		0.79		1.06		0.11		0.95	0.52

Less distributions:
Dividends from net investment income	(0.10)		(0.16)		(0.14)		(0.10)		(0.07)	—
Distributions from net realized gains	(0.79)		(0.40)		(0.30)		(0.65)		(0.17)	—

Total dividends and distributions	(0.89)		(0.56)		(0.44)		(0.75)		(0.24)	—

Net asset value, end of period	$12.07		$11.44		$11.21		$10.59		$11.23	$10.52

Total return (b)	13.63%		7.30%		10.46%		0.93%		9.15%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$196		$179		$168		$156		$112	$105
Ratio of expenses to average net assets:
After waivers (a)(f)	1.41	%(j)	1.41	%(j)	1.40	%(j)	1.45	%(k)	1.46%	1.47%
Before waivers (a)(f)	1.81%		1.86%		1.92%		1.91%		2.01%	2.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.43%		0.84%		1.44%		1.13%		0.77%	0.62	%(l)
Before waivers (a)(f)(x)	0.03%		0.39%		0.93%		0.67%		0.22%	0.05	%(l)
Portfolio turnover rate^	51	%(z)	131%		63%		79%		86%	56	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class A, 1.00% for Class I and 1.50% for Class R.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

Sector Weightings as of April 30, 2021	% of Net Assets
Industrials	37.2%
Communication Services	12.9
Consumer Discretionary	11.0
Materials	10.4
Consumer Staples	9.2
Health Care	4.6
Investment Company	4.4
Information Technology	2.7
Utilities	2.6
Financials	2.4
Real Estate	1.1
Energy	0.9
Cash and Other	0.6

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,531.19	$7.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.63	6.22
Class I
Actual	1,000.00	1,533.30	6.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.87	4.98
Class R
Actual	1,000.00	1,530.10	9.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.39	7.47
Class T**
Actual	1,000.00	1,534.18	6.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.87	4.98

* Expenses are equal to the Portfolio’s A, I, R and T shares annualized expense ratio of 1.24%, 0.99%, 1.49% and 0.99%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

** Class T shares currently are not offered for sale.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.9%)
Entertainment (1.9%)
Liberty Media Corp.-Liberty Braves, Class A*	18,000	$503,820
Liberty Media Corp.-Liberty Braves, Class C*	19,000	526,110
Madison Square Garden Entertainment Corp.*	4,000	362,440
Madison Square Garden Sports Corp., Class A*	9,500	1,755,980

		3,148,350

Media (10.2%)
AMC Networks, Inc., Class A*	11,500	578,220
Clear Channel Outdoor Holdings, Inc.*	490,000	1,229,900
Corus Entertainment, Inc., Class B	180,000	861,083
EW Scripps Co. (The), Class A	40,000	864,800
Grupo Televisa SAB (ADR)*	254,000	3,144,520
JCDecaux SA*	32,000	814,837
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,000	180,760
Loral Space & Communications, Inc.	29,000	1,163,770
Meredith Corp.*	44,000	1,368,400
MSG Networks, Inc., Class A*	48,000	761,760
Sinclair Broadcast Group, Inc., Class A	105,000	3,409,350
Sirius XM Holdings, Inc.	34,560	210,816
TEGNA, Inc.	18,000	361,080
ViacomCBS, Inc., Class A	31,500	1,423,800
WideOpenWest, Inc.*	36,000	506,520

		16,879,616

Wireless Telecommunication Services (0.8%)
Gogo, Inc.*	22,000	229,240
Millicom International Cellular SA*	8,000	313,760
Telephone and Data Systems, Inc.	4,000	91,920
United States Cellular Corp.*	18,000	614,340

		1,249,260

Total Communication Services		21,277,226

Consumer Discretionary (11.0%)
Auto Components (2.1%)
Dana, Inc.	90,000	2,277,000
Gentex Corp.	2,500	87,950
Lear Corp.	600	110,304
Strattec Security Corp.*	20,000	878,000

		3,353,254

Diversified Consumer Services (0.4%)
H&R Block, Inc.	14,000	311,640
Terminix Global Holdings, Inc.*	6,000	305,340

		616,980

Hotels, Restaurants & Leisure (2.8%)
Bally’s Corp.*	3,500	202,860
Caesars Entertainment, Inc.*	4,000	391,360
Churchill Downs, Inc.	3,500	740,250
Dover Motorsports, Inc.	15,000	33,600
Extended Stay America, Inc.	10,000	198,900
GAN Ltd.*	25,000	461,000
Golden Entertainment, Inc.*	45,000	1,551,150
Nathan’s Famous, Inc.	11,000	697,730
Wynn Resorts Ltd.*	2,500	321,000

		4,597,850

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	28,000	960,400
Hunter Douglas NV*	10,000	817,530
Lennar Corp., Class B	11,000	886,270

		2,664,200

Internet & Direct Marketing Retail (0.3%)
Lands’ End, Inc.*	7,500	172,800
Stamps.com, Inc.*	1,500	308,055

		480,855

Leisure Products (2.6%)
Brunswick Corp.	28,000	2,999,640
Mattel, Inc.*	60,000	1,287,600

		4,287,240

Specialty Retail (1.2%)
AutoNation, Inc.*	8,800	901,824
Sally Beauty Holdings, Inc.*	55,000	1,103,850

		2,005,674

Total Consumer Discretionary		18,006,053

Consumer Staples (9.2%)
Beverages (1.8%)
National Beverage Corp.	10,400	505,336
Remy Cointreau SA	12,000	2,397,767

		2,903,103

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	1,800	399,942
Ingles Markets, Inc., Class A	10,500	643,545

		1,043,487

Food Products (4.9%)
Bunge Ltd.	23,000	1,941,660
Calavo Growers, Inc.	12,500	976,625
Farmer Bros Co.*	100,000	1,020,000
Hain Celestial Group, Inc. (The)*	18,000	738,180
J M Smucker Co. (The)	14,000	1,833,860
Maple Leaf Foods, Inc.	54,000	1,246,374
McCormick & Co., Inc. (Non-Voting)	3,600	326,916

		8,083,615

Household Products (1.2%)
Energizer Holdings, Inc.	41,000	2,021,300

Personal Products (0.7%)
Edgewell Personal Care Co.	30,000	1,146,000

Total Consumer Staples		15,197,505

Energy (0.9%)
Energy Equipment & Services (0.9%)
Dril-Quip, Inc.*	23,500	720,275
RPC, Inc.*	165,000	801,900

Total Energy		1,522,175

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (2.4%)
Banks (2.0%)
Atlantic Capital Bancshares, Inc.*	20,000	$535,000
Cadence Bancorp	11,000	244,750
First Horizon Corp.	5,000	91,450
Flushing Financial Corp.	26,000	605,020
Renasant Corp.	5,000	210,650
Synovus Financial Corp.	33,000	1,546,380

		3,233,250

Capital Markets (0.4%)
Federated Hermes, Inc., Class B	18,000	518,400
Janus Henderson Group plc	5,000	171,950

		690,350

Total Financials		3,923,600

Health Care (4.6%)
Biotechnology (0.1%)
Clovis Oncology, Inc.*	16,000	95,040

Health Care Equipment & Supplies (1.0%)
Cutera, Inc.*	31,000	930,930
Intersect ENT, Inc.*	15,000	327,150
Quidel Corp.*	4,000	419,160

		1,677,240

Health Care Providers & Services (1.1%)
Option Care Health, Inc.*	22,527	429,815
Patterson Cos., Inc.	42,000	1,349,880

		1,779,695

Health Care Technology (1.9%)
Evolent Health, Inc., Class A*	38,000	823,080
Teladoc Health, Inc.*	13,500	2,326,725

		3,149,805

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	189,039

Pharmaceuticals (0.4%)
Teva Pharmaceutical Industries Ltd. (ADR)*	62,000	663,400

Total Health Care		7,554,219

Industrials (37.2%)
Aerospace & Defense (5.3%)
AAR Corp.*	22,000	885,280
Aerojet Rocketdyne Holdings, Inc.	45,000	2,102,400
Kaman Corp.	36,000	1,920,600
Moog, Inc., Class A	13,000	1,125,150
Moog, Inc., Class B	4,000	346,200
Textron, Inc.	35,500	2,280,520

		8,660,150

Building Products (2.1%)
Armstrong Flooring, Inc.*	120,000	622,800
Griffon Corp.	108,000	2,928,960

		3,551,760

Commercial Services & Supplies (2.6%)
IAA, Inc.*	8,000	502,480
KAR Auction Services, Inc.*	11,000	164,890
Matthews International Corp., Class A	83,000	3,434,540
Team, Inc.*	22,000	217,140

		4,319,050

Construction & Engineering (0.7%)
Arcosa, Inc.	18,000	1,085,220

Electrical Equipment (1.0%)
AZZ, Inc.	30,000	1,579,200

Machinery (20.6%)
Astec Industries, Inc.	51,000	3,825,510
CIRCOR International, Inc.*	46,000	1,581,020
CNH Industrial NV	39,000	578,760
Commercial Vehicle Group, Inc.*	100,000	1,099,000
Crane Co.	18,000	1,693,080
Donaldson Co., Inc.	1,000	62,880
Eastern Co. (The)	26,000	735,020
EnPro Industries, Inc.	45,000	3,854,250
Flowserve Corp.	48,000	1,902,720
Gorman-Rupp Co. (The)	10,000	345,200
Graco, Inc.	4,500	345,600
Hyster-Yale Materials Handling, Inc.	14,000	1,131,900
Ingersoll Rand, Inc.*	20,000	988,200
ITT, Inc.	3,500	330,085
Kennametal, Inc.	20,000	803,200
Mueller Industries, Inc.	44,000	1,974,280
Mueller Water Products, Inc., Class A	36,000	516,960
Navistar International Corp.*	95,000	4,203,750
Park-Ohio Holdings Corp.	27,064	982,694
Shyft Group, Inc. (The)	5,000	177,100
Snap-on, Inc.	2,000	475,200
Toro Co. (The)	6,500	744,900
Trinity Industries, Inc.	90,000	2,487,600
Twin Disc, Inc.*	117,500	1,239,625
Watts Water Technologies, Inc., Class A	10,000	1,245,500
Welbilt, Inc.*	25,000	558,500

		33,882,534

Marine (0.1%)
Kirby Corp.*	3,000	191,100

Trading Companies & Distributors (4.0%)
Ashtead Group plc	3,000	192,698
Fly Leasing Ltd. (ADR)*	15,000	253,800
GATX Corp.	15,500	1,514,505
Herc Holdings, Inc.*	44,000	4,646,400

		6,607,403

Transportation Infrastructure (0.8%)
Macquarie Infrastructure Corp.	41,000	1,365,710

Total Industrials		61,242,127

Information Technology (2.7%)
Communications Equipment (0.2%)
Communications Systems, Inc.	35,000	227,500
EchoStar Corp., Class A*	1,600	39,120
EXFO, Inc.*	15,000	55,950

		322,570

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.4%)
Landis+Gyr Group AG*	9,000	$624,801

IT Services (0.1%)
MoneyGram International, Inc.*	27,000	186,300

Software (0.9%)
A10 Networks, Inc.*	21,000	182,280
Cloudflare, Inc., Class A*	500	42,370
FireEye, Inc.*	16,000	318,000
NortonLifeLock, Inc.	10,600	229,066
SolarWinds Corp.*	40,000	674,400

		1,446,116

Technology Hardware, Storage & Peripherals (1.1%)
Diebold Nixdorf, Inc.*	120,000	1,801,200

Total Information Technology		4,380,987

Materials (10.4%)
Chemicals (7.7%)
Axalta Coating Systems Ltd.*	24,000	765,360
Chr Hansen Holding A/S*	1,200	110,312
Core Molding Technologies, Inc.*	105,000	1,156,050
Element Solutions, Inc.	110,000	2,406,800
Ferro Corp.*	108,014	1,799,513
GCP Applied Technologies, Inc.*	115,000	2,954,350
HB Fuller Co.	12,000	801,840
Scotts Miracle-Gro Co. (The)	6,500	1,502,540
Tredegar Corp.	30,000	438,600
Valvoline, Inc.	24,000	753,600

		12,688,965

Containers & Packaging (1.9%)
Ardagh Group SA	14,000	376,040
Greif, Inc., Class A	29,000	1,754,790
Myers Industries, Inc.	45,000	1,015,200

		3,146,030

Metals & Mining (0.8%)
Ampco-Pittsburgh Corp.*	41,092	311,066
Freeport-McMoRan, Inc.	23,000	867,330

		1,178,396

Total Materials		17,013,391

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Ryman Hospitality Properties, Inc. (REIT)*	5,000	393,250
Seritage Growth Properties (REIT), Class A*	17,000	292,400

		685,650

Real Estate Management & Development (0.7%)
St Joe Co. (The)	25,000	1,144,750

Total Real Estate		1,830,400

Utilities (2.6%)
Electric Utilities (0.8%)
PNM Resources, Inc.	26,000	1,283,360

Gas Utilities (0.7%)
National Fuel Gas Co.	25,000	1,241,500

Independent Power and Renewable Electricity Producers (1.1%)
AES Corp. (The)	64,000	1,780,480

Total Utilities		4,305,340

Total Common Stocks (95.0%) (Cost $115,906,277)		156,253,023

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Weatherford International plc, expiring 12/13/23*	1,117	391

Total Energy		391

Health Care (0.0%)
Health Care Providers & Services (0.0%)
Option Care Health, Inc., expiring 6/30/25*	22	8

Total Health Care		8

Materials (0.0%)
Metals & Mining (0.0%)
Ampco-Pittsburgh Corp., expiring 8/1/25*	30,000	34,200

Total Materials		34,200

Total Warrants (0.0%) (Cost $—)		34,599

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (4.4%)
JPMorgan Prime Money Market Fund, IM Shares	7,260,932	7,264,562

Total Short-Term Investment (4.4%) (Cost $7,264,883)		7,264,562

Total Investments in Securities (99.4%) (Cost $123,171,160)		163,552,184
Other Assets Less Liabilities (0.6%)		1,061,271

Net Assets (100%)		$164,613,455

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$20,462,389	$814,837	$—	$21,277,226
Consumer Discretionary	17,188,523	817,530	—	18,006,053
Consumer Staples	11,452,822	3,744,683	—	15,197,505
Energy	1,522,175	—	—	1,522,175
Financials	3,923,600	—	—	3,923,600
Health Care	7,554,219	—	—	7,554,219
Industrials	60,703,229	538,898	—	61,242,127
Information Technology	3,528,686	852,301	—	4,380,987
Materials	16,903,079	110,312	—	17,013,391
Real Estate	1,830,400	—	—	1,830,400
Utilities	4,305,340	—	—	4,305,340
Short-Term Investment
Investment Company	7,264,562	—	—	7,264,562
Warrants
Energy	391	—	—	391
Health Care	—	8	—	8
Materials	—	34,200	—	34,200

Total Assets	$156,639,415	$6,912,769	$—	$163,552,184

Total Liabilities	$—	$—	$—	$—

Total	$156,639,415	$6,912,769	$—	$163,552,184

The Fund held no derivatives contracts during the six months ended April 30, 2021.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$35,252,983
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,131,417

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,502,300
Aggregate gross unrealized depreciation	(3,760,472)

Net unrealized appreciation	$37,741,828

Federal income tax cost of investments in securities and derivative instruments, if applicable	$125,810,356

For the six months ended April 30, 2021, the Fund incurred approximately $577 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $123,171,160)	$163,552,184
Cash	331,000
Foreign cash (Cost $7,406)	7,879
Receivable for Fund shares sold	907,152
Dividends, interest and other receivables	36,990
Prepaid registration and filing fees	26,965
Other assets	963

Total assets	164,863,133

LIABILITIES
Investment advisory fees payable	79,832
Payable for Fund shares redeemed	50,254
Administrative fees payable	19,759
Transfer agent fees payable	12,414
Distribution fees payable – Class A	1,112
Trustees’ fees payable	812
Distribution fees payable – Class R	440
Accrued expenses	85,055

Total liabilities	249,678

NET ASSETS	$164,613,455

Net assets were comprised of:
Paid in capital	$126,501,827
Total distributable earnings (loss)	38,111,628

Net assets	$164,613,455

Class A
Net asset value and redemption price per share, $5,520,699 / 316,921 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.42
Maximum sales charge (5.50% of offering price)	1.01

Maximum offering price per share	$18.43

Class I
Net asset value and redemption price per share, $157,824,773 / 9,048,056 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.44

Class R
Net asset value and redemption price per share, $1,090,396 / 62,958 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.32

Class T**
Net asset value and redemption price per share, $177,587 / 10,179 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.45
Maximum sales charge (2.50% of offering price)	0.45

Maximum offering price per share	$17.90

**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,505 foreign withholding tax)	$1,560,255
Interest	46

Total income	1,560,301

EXPENSES
Investment advisory fees	498,679
Administrative fees	99,736
Transfer agent fees	56,758
Professional fees	51,246
Printing and mailing expenses	37,608
Registration and filing fees	21,463
Custodian fees	6,591
Distribution fees – Class A	5,833
Trustees’ fees	3,344
Distribution fees – Class R	2,350
Distribution fees – Class T**	195
Miscellaneous	15,160

Gross expenses	798,963
Less: Waiver from investment adviser	(128,083)
Waiver from distributor	(195)

Net expenses	670,685

NET INVESTMENT INCOME (LOSS)	889,616

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,648,985
Foreign currency transactions	359

Net realized gain (loss)	3,649,344

Change in unrealized appreciation (depreciation) on:
Investments in securities	46,017,321
Foreign currency translations	241

Net change in unrealized appreciation (depreciation)	46,017,562

NET REALIZED AND UNREALIZED GAIN (LOSS)	49,666,906

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,556,522

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$889,616	$558,635
Net realized gain (loss)	3,649,344	(5,634,997)
Net change in unrealized appreciation (depreciation)	46,017,562	(2,560,107)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,556,522	(7,636,469)

Distributions to shareholders:
Class A	(12,078)	(60,182)
Class I	(534,394)	(1,732,560)
Class R	(785)	(12,206)
Class T**	(697)	(2,304)

Total distributions to shareholders	(547,954)	(1,807,252)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [44,220 and 70,938 shares, respectively]	706,872	814,267
Capital shares issued in reinvestment of dividends [835 and 4,524 shares, respectively]	11,650	58,133
Capital shares repurchased [(26,143) and (90,086) shares, respectively]	(404,569)	(1,052,654)

Total Class A transactions	313,953	(180,254)

Class I
Capital shares sold [2,154,277 and 1,728,565 shares, respectively]	33,192,980	19,427,004
Capital shares issued in reinvestment of dividends [22,687 and 78,814 shares, respectively]	316,479	1,012,764
Capital shares repurchased [(523,571) and (2,068,613) shares, respectively]	(7,994,625)	(22,454,789)

Total Class I transactions	25,514,834	(2,015,021)

Class R
Capital shares sold [4,048 and 13,459 shares, respectively]	61,430	146,764
Capital shares issued in reinvestment of dividends [47 and 820 shares, respectively]	651	10,489
Capital shares repurchased [(1,572) and (27,510) shares, respectively]	(23,714)	(316,593)

Total Class R transactions	38,367	(159,340)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	25,867,154	(2,354,615)

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,875,722	(11,798,336)
NET ASSETS:
Beginning of period	88,737,733	100,536,069

End of period	$164,613,455	$88,737,733

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.41		$12.46		$12.33		$12.83		$10.28		$10.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.04	#	0.05		0.03		0.06	###	0.05
Net realized and unrealized gain (loss)	5.96		(0.90)		0.22		(0.25)		2.67		0.25

Total from investment operations	6.05		(0.86)		0.27		(0.22)		2.73		0.30

Less distributions:
Dividends from net investment income	(0.04)		(0.04)		(0.02)		(0.03)		(0.02)		— ##
Distributions from net realized gains	—		(0.15)		(0.12)		(0.25)		(0.16)		(0.27)

Total dividends and distributions	(0.04)		(0.19)		(0.14)		(0.28)		(0.18)		(0.27)

Net asset value, end of period	$17.42		$11.41		$12.46		$12.33		$12.83		$10.28

Total return (b)	53.12%		(7.04)%		2.29%		(1.84)%		26.72%		3.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,521		$3,400		$3,896		$3,599		$2,063		$591
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.24	%(j)	1.25	%(j)	1.24	%(j)	1.24	%(j)	1.27%		1.35%
Before waivers and reimbursements (a)(f)	1.44%		1.58%		1.66%		1.79%		2.72%		4.38%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.12%		0.40	%(g)	0.39%		0.26%		0.48	%(aa)	0.49%
Before waivers and reimbursements (a)(f)	0.92%		0.07	%(g)	(0.03)%		(0.28)%		(0.97	)%(aa)	(2.53)%
Portfolio turnover rate^	12	%(z)	19%		37%		49%		88%		76%

Class I	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.43		$12.49		$12.36		$12.86		$10.30		$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.07	#	0.08		0.07		0.08	###	0.05
Net realized and unrealized gain (loss)	5.98		(0.91)		0.23		(0.26)		2.68		0.28

Total from investment operations	6.08		(0.84)		0.31		(0.19)		2.76		0.33

Less distributions:
Dividends from net investment income	(0.07)		(0.07)		(0.06)		(0.06)		(0.04)		(0.03)
Distributions from net realized gains	—		(0.15)		(0.12)		(0.25)		(0.16)		(0.27)

Total dividends and distributions	(0.07)		(0.22)		(0.18)		(0.31)		(0.20)		(0.30)

Net asset value, end of period	$17.44		$11.43		$12.49		$12.36		$12.86		$10.30

Total return (b)	53.33%		(6.88)%		2.57%		(1.60)%		27.09%		3.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$157,825		$84,537		$95,601		$86,815		$21,317		$6,041
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.99	%(j)	1.00	%(j)	0.99	%(j)	0.99	%(j)	1.02%		1.10%
Before waivers and reimbursements (a)(f)	1.19%		1.33%		1.41%		1.51%		2.47%		4.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.35%		0.64	%(g)	0.64%		0.54%		0.69	%(aa)	0.49%
Before waivers and reimbursements (a)(f)	1.15%		0.31	%(g)	0.22%		0.03%		(0.76	)%(aa)	(2.51)%
Portfolio turnover rate^	12	%(z)	19%		37%		49%		88%		76%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.33		$12.38		$12.26		$12.76		$10.23		$10.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.02	#	0.02		—	##	0.03	###	0.04
Net realized and unrealized gain (loss)	5.93		(0.91)		0.22		(0.25)		2.66		0.23

Total from investment operations	6.00		(0.89)		0.24		(0.25)		2.69		0.27

Less distributions:
Dividends from net investment income	(0.01)		(0.01)		—		—		—		—
Distributions from net realized gains	—		(0.15)		(0.12)		(0.25)		(0.16)		(0.27)

Total dividends and distributions	(0.01)		(0.16)		(0.12)		(0.25)		(0.16)		(0.27)

Net asset value, end of period	$17.32		$11.33		$12.38		$12.26		$12.76		$10.23

Total return (b)	53.01%		(7.31)%		2.02%		(2.07)%		26.49%		2.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,090		$685		$912		$801		$332		$168
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.49	%(j)	1.50	%(j)	1.49	%(j)	1.49	%(j)	1.53%		1.60%
Before waivers and reimbursements (a)(f)	1.69%		1.83%		1.91%		2.05%		3.00%		4.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.88%		0.15	%(g)	0.14%		0.02%		0.27	%(aa)	0.42%
Before waivers and reimbursements (a)(f)	0.69%		(0.19	)%(g)	(0.28)%		(0.54)%		(1.21	)%(aa)	(2.64)%
Portfolio turnover rate^	12	%(z)	19%		37%		49%		88%		76%

Class T**	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.43		$12.49		$12.36		$12.86		$10.30		$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.07	#	0.08		0.07		0.11	###	0.08
Net realized and unrealized gain (loss)	5.98		(0.91)		0.23		(0.26)		2.65		0.25

Total from investment operations	6.09		(0.84)		0.31		(0.19)		2.76		0.33

Less distributions:
Dividends from net investment income	(0.07)		(0.07)		(0.06)		(0.06)		(0.04)		(0.03)
Distributions from net realized gains	—		(0.15)		(0.12)		(0.25)		(0.16)		(0.27)

Total dividends and distributions	(0.07)		(0.22)		(0.18)		(0.31)		(0.20)		(0.30)

Net asset value, end of period	$17.45		$11.43		$12.49		$12.36		$12.86		$10.30

Total return (b)	53.42%		(6.88)%		2.57%		(1.60)%		27.09%		3.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$178		$116		$127		$126		$131		$105
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.99	%(j)	1.00	%(j)	0.99	%(j)	0.99	%(j)	1.03%		1.10%
Before waivers and reimbursements (a)(f)	1.44%		1.58%		1.66%		1.80%		3.02%		5.11%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.39%		0.64	%(g)	0.64%		0.50%		0.89	%(aa)	0.77%
Before waivers and reimbursements (a)(f)	0.94%		0.06	%(g)	(0.02)%		(0.31)%		(1.10	)%(aa)	(3.23)%
Portfolio turnover rate^	12	%(z)	19%		37%		49%		88%		76%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C Shares.
#	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.06, $0.01 and $0.06 for Class A, Class I, Class R and Class T, respectively.
##	Per share amount is less than $0.005.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.04, $(0.01) and $0.07 for Class A, Class I, Class R and Class T, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.09% lower.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class A, 1.00% for Class I, 1.50% for Class R and 1.00% for Class T.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.34% lower.

See Notes to Financial Statements.

1290 HIGH YIELD BOND FUND (Unaudited)

Sector Weightings as of April 30, 2021	% of Net Assets
Industrials	16.5%
Consumer Discretionary	12.9
Communication Services	12.0
Information Technology	11.7
Materials	11.2
Energy	7.5
Health Care	7.1
Consumer Staples	5.8
Financials	5.6
Real Estate	4.8
Investment Company	1.7
Utilities	0.2
Cash and Other	3.0

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,057.36	$5.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class I
Actual	1,000.00	1,059.79	3.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class R
Actual	1,000.00	1,057.24	6.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class T**
Actual	1,000.00	1,059.80	3.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s A, I, R and T shares annualized expense ratio of 1.00%, 0.75%, 1.25% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

** Class T shares currently are not offered for sale.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (95.3%)
Communication Services (12.0%)
Diversified Telecommunication Services (5.7%)
Altice France SA 7.375%, 5/1/26§	$250,000	$259,450
CCO Holdings LLC
5.750%, 2/15/26§	182,000	187,385
5.500%, 5/1/26§	264,000	272,448
5.875%, 5/1/27§	80,000	82,425
4.750%, 3/1/30§	110,000	114,813
4.500%, 5/1/32§	159,000	160,192
4.500%, 6/1/33§	168,000	168,684
Cincinnati Bell, Inc. 7.000%, 7/15/24§	485,000	500,762
Lumen Technologies, Inc.
5.125%, 12/15/26§	230,000	241,213
4.000%, 2/15/27§	132,000	134,079
Series G 6.875%, 1/15/28	128,000	143,520
Series W 6.750%, 12/1/23	170,000	187,637
Sprint Capital Corp. 8.750%, 3/15/32	156,000	231,270
Windstream Escrow LLC 7.750%, 8/15/28§	149,000	154,960
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	245,000	243,285
6.125%, 3/1/28§	209,000	215,270

		3,297,393

Entertainment (1.1%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	250,000	250,625
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	164,000	167,075
6.500%, 5/15/27§	206,000	228,145

		645,845

Interactive Media & Services (0.2%)
Rackspace Technology Global, Inc. 5.375%, 12/1/28§	105,000	107,363

Media (4.2%)
Diamond Sports Group LLC 6.625%, 8/15/27§	374,000	202,895
DISH DBS Corp. 5.875%, 7/15/22	112,000	117,055
Gray Television, Inc. 4.750%, 10/15/30§	162,000	161,595
McGraw Hill LLC 8.000%, 11/30/24§	188,000	191,674
Meredith Corp. 6.875%, 2/1/26	170,000	174,445
Nexstar Broadcasting, Inc. 5.625%, 7/15/27§	296,000	311,910
Outfront Media Capital LLC 5.000%, 8/15/27§	141,000	145,583
Sinclair Television Group, Inc. 5.500%, 3/1/30§	166,000	164,340
Sirius XM Radio, Inc. 4.625%, 7/15/24§	130,000	133,640

TEGNA, Inc.
5.500%, 9/15/24§	33,000	33,619
4.750%, 3/15/26§	248,000	263,128
5.000%, 9/15/29	94,000	97,435
Ziggo Bond Co. BV 6.000%, 1/15/27§	200,000	210,000
Ziggo BV 5.500%, 1/15/27§	180,000	186,975

		2,394,294

Wireless Telecommunication Services (0.8%)
Sprint Corp.
7.875%, 9/15/23	128,000	145,600
7.625%, 3/1/26	114,000	139,792
T-Mobile USA, Inc.
6.000%, 3/1/23	101,000	101,379
6.000%, 4/15/24	64,000	64,160

		450,931

Total Communication Services		6,895,826

Consumer Discretionary (12.9%)
Auto Components (0.7%)
Icahn Enterprises LP
4.750%, 9/15/24	176,000	183,823
6.375%, 12/15/25	120,000	123,612
4.375%, 2/1/29§	62,000	59,985
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29§	42,000	43,365

		410,785

Automobiles (0.8%)
Ford Motor Co.
9.000%, 4/22/25	271,000	330,325
9.625%, 4/22/30	87,000	122,017

		452,342

Distributors (0.7%)
Core & Main LP 6.125%, 8/15/25§	116,000	118,146
Performance Food Group, Inc.
5.500%, 6/1/24§	76,000	76,190
6.875%, 5/1/25§	73,000	78,019
Univar Solutions USA, Inc. 5.125%, 12/1/27§	108,000	112,860

		385,215

Diversified Consumer Services (0.4%)
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	210,000

Hotels, Restaurants & Leisure (3.8%)
1011778 BC ULC
4.250%, 5/15/24§	19,000	19,188
5.750%, 4/15/25§	214,000	226,572
Affinity Gaming 6.875%, 12/15/27§	18,000	19,063
Boyne USA, Inc. 4.750%, 5/15/29§	42,000	43,155
Caesars Entertainment, Inc. 6.250%, 7/1/25§	131,000	138,860
Churchill Downs, Inc. 5.500%, 4/1/27§	258,000	267,288

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)

Dave & Buster’s, Inc. 7.625%, 11/1/25§	$96,000	$103,475
Golden Entertainment, Inc. 7.625%, 4/15/26§	134,000	142,710
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	226,000	242,950
IRB Holding Corp. 7.000%, 6/15/25§	70,000	75,162
6.750%, 2/15/26§	140,000	145,040
Life Time, Inc. 5.750%, 1/15/26§	124,000	128,185
Powdr Corp. 6.000%, 8/1/25§	45,000	47,363
Station Casinos LLC 4.500%, 2/15/28§	328,000	328,654
Vail Resorts, Inc. 6.250%, 5/15/25§	58,000	61,625
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	205,000	210,638

		2,199,928

Household Durables (0.6%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	253,000	270,078
Picasso Finance Sub, Inc. 6.125%, 6/15/25§	38,000	40,422
Williams Scotsman International, Inc. 4.625%, 8/15/28§	48,000	48,960

		359,460

Internet & Direct Marketing Retail (1.5%)
Getty Images, Inc. 9.750%, 3/1/27§	378,000	402,570
Photo Holdings Merger Sub, Inc. 8.500%, 10/1/26§	412,000	450,625

		853,195

Leisure Products (0.5%)
Mattel, Inc. 3.750%, 4/1/29§	102,000	104,058
Vista Outdoor, Inc. 4.500%, 3/15/29§	200,000	199,876

		303,934

Specialty Retail (3.1%)
Asbury Automotive Group, Inc. 4.750%, 3/1/30	163,000	169,928
eG Global Finance plc 8.500%, 10/30/25§	400,000	425,000
Ken Garff Automotive LLC 4.875%, 9/15/28§	96,000	96,720
LBM Acquisition LLC 6.250%, 1/15/29§	180,000	184,500
LCM Investments Holdings II LLC 4.875%, 5/1/29§	157,000	160,611
Rent-A-Center, Inc. 6.375%, 2/15/29§	42,000	45,404
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	235,000	247,631
SRS Distribution, Inc. 8.250%, 7/1/26§	273,000	285,626

White Cap Buyer LLC 6.875%, 10/15/28§	166,000	175,960

		1,791,380

Textiles, Apparel & Luxury Goods (0.8%)
G-III Apparel Group Ltd. 7.875%, 8/15/25§	262,000	284,550
Wolverine World Wide, Inc. 6.375%, 5/15/25§	160,000	169,200

		453,750

Total Consumer Discretionary		7,419,989

Consumer Staples (5.8%)
Beverages (0.4%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	155,000	154,079
Triton Water Holdings, Inc. 6.250%, 4/1/29§	64,000	64,800

		218,879

Food & Staples Retailing (0.4%)
United Natural Foods, Inc. 6.750%, 10/15/28§	87,000	93,742
US Foods, Inc. 6.250%, 4/15/25§	148,000	156,835

		250,577

Food Products (3.7%)
B&G Foods, Inc.
5.250%, 4/1/25	101,000	103,647
5.250%, 9/15/27	74,000	76,581
Kraft Heinz Foods Co.
6.875%, 1/26/39	116,000	159,500
4.375%, 6/1/46	265,000	282,225
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	22,000	22,770
4.875%, 11/1/26§	177,000	183,638
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	96,000	101,640
Post Holdings, Inc.
5.750%, 3/1/27§	236,000	247,210
4.625%, 4/15/30§	100,000	100,687
4.500%, 9/15/31§	279,000	276,991
Sigma Holdco BV 7.875%, 5/15/26§	400,000	400,000
Simmons Foods, Inc. 4.625%, 3/1/29§	149,000	149,671

		2,104,560

Household Products (1.1%)
Central Garden & Pet Co. 4.125%, 10/15/30	84,000	86,643
Energizer Holdings, Inc. 4.750%, 6/15/28§	223,000	228,018
Kronos Acquisition Holdings, Inc. 5.000%, 12/31/26§	73,000	73,479
Spectrum Brands, Inc.
5.750%, 7/15/25	220,000	225,434
5.500%, 7/15/30§	21,000	22,549

		636,123

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)

Personal Products (0.2%)
Prestige Brands, Inc. 3.750%, 4/1/31§	$139,000	$133,092

Total Consumer Staples		3,343,231

Energy (7.5%)
Energy Equipment & Services (0.4%)
Precision Drilling Corp. 7.750%, 12/15/23	93,000	93,465
7.125%, 1/15/26§	105,000	103,950

		197,415

Oil, Gas & Consumable Fuels (7.1%)
Aethon United BR LP
8.250%, 2/15/26§	96,000	101,645
Antero Resources Corp.
7.625%, 2/1/29§	52,000	56,147
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	170,000	172,125
Blue Racer Midstream LLC
7.625%, 12/15/25§	58,000	62,495
6.625%, 7/15/26§	150,000	154,500
Calumet Specialty Products Partners LP
11.000%, 4/15/25§	119,000	129,115
Crestwood Midstream Partners LP
5.625%, 5/1/27§	54,000	55,080
6.000%, 2/1/29§	165,000	170,569
CrownRock LP
5.625%, 10/15/25§	353,000	365,355
5.000%, 5/1/29§	59,000	60,401
Delek Logistics Partners LP
6.750%, 5/15/25	195,000	198,413
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	164,000	160,059
Endeavor Energy Resources LP
6.625%, 7/15/25§	28,000	29,820
Genesis Energy LP
8.000%, 1/15/27	95,000	97,871
7.750%, 2/1/28	362,000	363,810
Hilcorp Energy I LP
6.250%, 11/1/28§	157,000	162,765
5.750%, 2/1/29§	68,000	69,530
Holly Energy Partners LP
5.000%, 2/1/28§	221,000	228,182
Independence Energy Finance LLC
7.250%, 5/1/26§	142,000	142,355
NuStar Logistics LP
5.750%, 10/1/25	85,000	91,375
Occidental Petroleum Corp.
6.625%, 9/1/30	100,000	114,000
6.125%, 1/1/31	55,000	61,325
6.450%, 9/15/36	132,000	149,820
PBF Logistics LP
6.875%, 5/15/23	220,000	218,350
Range Resources Corp.
8.250%, 1/15/29§	33,000	35,722
Southwestern Energy Co.
7.750%, 10/1/27	97,000	104,033
Summit Midstream Holdings LLC
5.500%, 8/15/22	202,000	196,192

Targa Resources Partners LP
5.875%, 4/15/26	222,000	232,545
4.875%, 2/1/31§	105,000	109,703

		4,093,302

Total Energy		4,290,717

Financials (5.6%)
Consumer Finance (1.8%)
Curo Group Holdings Corp.
8.250%, 9/1/25§	326,000	333,335
Enova International, Inc.
8.500%, 9/1/24§	252,000	258,930
Ford Motor Credit Co. LLC
4.000%, 11/13/30	322,000	328,843
OneMain Finance Corp.
8.875%, 6/1/25	77,000	85,127

		1,006,235

Diversified Financial Services (1.1%)
Cardtronics, Inc.
5.500%, 5/1/25§	130,000	133,575
Shift4 Payments LLC
4.625%, 11/1/26§	145,000	151,163
Verscend Escrow Corp.
9.750%, 8/15/26§	330,000	350,212

		634,950

Insurance (1.7%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	252,000	264,600
AssuredPartners, Inc.
5.625%, 1/15/29§	39,000	39,438
HUB International Ltd.
7.000%, 5/1/26§	486,000	502,402
NFP Corp.
6.875%, 8/15/28§	150,000	157,313

		963,753

Thrifts & Mortgage Finance (1.0%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	396,000	410,870
7.625%, 5/1/26§	74,000	77,159
PHH Mortgage Corp.
7.875%, 3/15/26§	104,000	105,820

		593,849

Total Financials		3,198,787

Health Care (7.1%)
Health Care Equipment & Supplies (0.5%)
Hill-Rom Holdings, Inc.
5.000%, 2/15/25§	118,000	121,098
Varex Imaging Corp.
7.875%, 10/15/27§	157,000	175,031

		296,129

Health Care Providers & Services (2.4%)
AdaptHealth LLC
6.125%, 8/1/28§	178,000	187,790
4.625%, 8/1/29§	82,000	81,385
Centene Corp.
5.375%, 6/1/26§	337,000	351,744
5.375%, 8/15/26§	268,000	281,065

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)

HCA, Inc.
7.690%, 6/15/25	$91,000	$109,200
Tenet Healthcare Corp.
4.875%, 1/1/26§	194,000	201,566
US Acute Care Solutions LLC
6.375%, 3/1/26§	72,000	74,988
Vizient, Inc.
6.250%, 5/15/27§	91,000	96,373

		1,384,111

Health Care Technology (0.5%)
IQVIA, Inc.
5.000%, 5/15/27§	260,000	272,345

Pharmaceuticals (3.7%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	217,000	240,371
Bausch Health Cos., Inc.
7.000%, 3/15/24§	306,000	313,650
5.500%, 11/1/25§	310,000	319,688
6.250%, 2/15/29§	146,000	153,986
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	117,000	122,557
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	208,000
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	291,000	316,463
Organon Finance 1 LLC
5.125%, 4/30/31§	200,000	206,750
P&L Development LLC
7.750%, 11/15/25§	196,000	208,862

		2,090,327

Total Health Care		4,042,912

Industrials (16.5%)
Aerospace & Defense (0.9%)
Howmet Aerospace, Inc.
6.875%, 5/1/25	107,000	124,120
Rolls-Royce plc
5.750%, 10/15/27§	200,000	214,500
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	152,000	162,830

		501,450

Air Freight & Logistics (0.4%)
XPO Logistics, Inc.
6.250%, 5/1/25§	199,000	213,179

Building Products (1.2%)
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	90,000	93,150
Forterra Finance LLC
6.500%, 7/15/25§	59,000	63,573
JELD-WEN, Inc.
6.250%, 5/15/25§	111,000	118,631
Standard Industries, Inc.
4.375%, 7/15/30§	124,000	124,465
Summit Materials LLC
5.250%, 1/15/29§	267,000	281,351

		681,170

Commercial Services & Supplies (5.2%)
ACCO Brands Corp.
4.250%, 3/15/29§	54,000	53,123
ADT Security Corp. (The)
4.125%, 6/15/23	110,000	114,939
4.875%, 7/15/32§	156,000	163,000
Allied Universal Holdco LLC
6.625%, 7/15/26§	230,000	243,800
9.750%, 7/15/27§	234,000	256,766
Aramark Services, Inc.
5.000%, 4/1/25§	116,000	119,045
6.375%, 5/1/25§	92,000	97,635
Cimpress plc
7.000%, 6/15/26§	150,000	157,500
Covanta Holding Corp.
5.000%, 9/1/30	55,000	56,306
Garda World Security Corp.
9.500%, 11/1/27§	303,000	332,921
GFL Environmental, Inc.
3.750%, 8/1/25§	80,000	81,400
5.125%, 12/15/26§	140,000	146,650
KAR Auction Services, Inc.
5.125%, 6/1/25§	320,000	324,000
Matthews International Corp.
5.250%, 12/1/25§	471,000	486,896
Nielsen Finance LLC
5.625%, 10/1/28§	84,000	89,565
5.875%, 10/1/30§	176,000	192,394
Stericycle, Inc.
3.875%, 1/15/29§	46,000	45,943

		2,961,883

Construction & Engineering (1.8%)
Dycom Industries, Inc.
4.500%, 4/15/29§	162,000	164,025
MasTec, Inc.
4.500%, 8/15/28§	92,000	96,025
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	241,000	249,134
Pike Corp.
5.500%, 9/1/28§	66,000	68,310
PowerTeam Services LLC
9.033%, 12/4/25§	297,333	329,668
Weekley Homes LLC
4.875%, 9/15/28§	111,000	114,607

		1,021,769

Machinery (2.2%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	300,000	301,500
Clark Equipment Co.
5.875%, 6/1/25§	205,000	217,339
Hillenbrand, Inc.
5.750%, 6/15/25	19,000	20,401
Mueller Water Products, Inc.
5.500%, 6/15/26§	238,000	245,910
Welbilt, Inc.
9.500%, 2/15/24	447,000	469,909

		1,255,059

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)

Professional Services (1.1%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	$213,000	$226,579
10.250%, 2/15/27§	347,000	384,736
Science Applications International Corp.
4.875%, 4/1/28§	40,000	41,250

		652,565

Road & Rail (2.1%)
DAE Funding LLC
5.250%, 11/15/21§	100,000	101,531
5.000%, 8/1/24§	67,000	69,065
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	532,000	532,000
NESCO Holdings II, Inc.
5.500%, 4/15/29§	112,000	114,952
Watco Cos. LLC
6.500%, 6/15/27§	376,000	400,440

		1,217,988

Trading Companies & Distributors (1.6%)
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	370,000	379,546
Brightstar Escrow Corp.
9.750%, 10/15/25§	277,000	300,891
WESCO Distribution, Inc.
7.250%, 6/15/28§	237,000	263,070

		943,507

Total Industrials		9,448,570

Information Technology (11.7%)
Communications Equipment (1.6%)
CommScope Technologies LLC
6.000%, 6/15/25§	126,000	128,205
CommScope, Inc.
5.500%, 3/1/24§	292,000	299,881
6.000%, 3/1/26§	214,000	225,503
8.250%, 3/1/27§	237,000	253,886

		907,475

IT Services (1.8%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	108,000	109,890
Alliance Data Systems Corp.
4.750%, 12/15/24§	389,000	398,842
7.000%, 1/15/26§	162,000	174,555
Black Knight InfoServ LLC
3.625%, 9/1/28§	140,000	136,850
Northwest Fiber LLC
6.000%, 2/15/28§	19,000	18,905
Presidio Holdings, Inc.
8.250%, 2/1/28§	36,000	39,195
Unisys Corp.
6.875%, 11/1/27§	139,000	152,900

		1,031,137

Software (6.4%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	217,000	228,121
Ascend Learning LLC
6.875%, 8/1/25§	304,000	311,600

Boxer Parent Co., Inc.
7.125%, 10/2/25§	159,000	170,726
BY Crown Parent LLC
4.250%, 1/31/26§	83,000	86,631
Camelot Finance SA
4.500%, 11/1/26§	526,000	545,725
Change Healthcare Holdings LLC
5.750%, 3/1/25§	459,000	467,033
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	389,000	447,836
LogMeIn, Inc.
5.500%, 9/1/27§	96,000	99,840
NortonLifeLock, Inc.
5.000%, 4/15/25§	112,000	113,447
Rocket Software, Inc.
6.500%, 2/15/29§	247,000	249,599
Solera LLC
10.500%, 3/1/24§	582,000	599,460
SS&C Technologies, Inc.
5.500%, 9/30/27§	331,000	351,688
ZoomInfo Technologies LLC
3.875%, 2/1/29§	29,000	28,617

		3,700,323

Technology Hardware, Storage & Peripherals (1.9%)
Dell International LLC
7.125%, 6/15/24§	219,000	224,457
Everi Payments, Inc.
7.500%, 12/15/25§	148,000	153,735
NCR Corp.
8.125%, 4/15/25§	51,000	55,590
5.000%, 10/1/28§	315,000	325,237
5.125%, 4/15/29§	317,000	325,718

		1,084,737

Total Information Technology		6,723,672

Materials (11.2%)
Chemicals (3.3%)
Avient Corp.
5.750%, 5/15/25§	73,000	77,106
Blue Cube Spinco LLC
10.000%, 10/15/25	64,000	67,360
Illuminate Buyer LLC
9.000%, 7/1/28§	267,000	298,373
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	200,750
Minerals Technologies, Inc.
5.000%, 7/1/28§	183,000	191,235
Nouryon Holding BV
8.000%, 10/1/26§	150,000	159,390
NOVA Chemicals Corp.
5.250%, 8/1/23§	150,000	151,313
4.875%, 6/1/24§	104,000	109,253
Nufarm Australia Ltd.
5.750%, 4/30/26§	229,000	235,572
Olin Corp.
9.500%, 6/1/25§	117,000	146,396
PQ Corp.
5.750%, 12/15/25§	254,000	260,985

		1,897,733

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)

Containers & Packaging (6.9%)
ARD Finance SA
6.500%, 6/30/27§	$200,000	$209,500
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	200,000	199,534
Ardagh Packaging Finance plc
6.000%, 2/15/25§	200,000	205,478
4.125%, 8/15/26§	200,000	205,750
Berry Global, Inc.
5.125%, 7/15/23	49,000	49,245
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	361,000	377,696
Graham Packaging Co., Inc.
7.125%, 8/15/28§	81,000	86,468
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	243,000	250,898
LABL Escrow Issuer LLC
6.750%, 7/15/26§	225,000	242,438
10.500%, 7/15/27§	312,000	343,855
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	286,000	287,072
7.250%, 4/15/25§	520,000	503,256
OI European Group BV
4.000%, 3/15/23§	150,000	154,125
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23§	130,000	141,050
6.625%, 5/13/27§	144,000	156,060
Sealed Air Corp.
4.875%, 12/1/22§	102,000	106,717
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	400,000	418,500

		3,937,642

Metals & Mining (1.0%)
Hudbay Minerals, Inc.
4.500%, 4/1/26§	198,000	200,970
Kaiser Aluminum Corp.
6.500%, 5/1/25§	172,000	182,320
Novelis Corp.
4.750%, 1/30/30§	190,000	197,600

		580,890

Total Materials		6,416,265

Real Estate (4.8%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	100,000	102,030
Global Net Lease, Inc. (REIT)
3.750%, 12/15/27§	102,000	100,917
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	270,000	279,450
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	153,000	162,611
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	79,000	85,657
5.875%, 10/1/28§	153,000	162,371
SBA Communications Corp. (REIT)
4.875%, 9/1/24	88,000	90,090
Service Properties Trust (REIT)
7.500%, 9/15/25	212,000	239,694
5.500%, 12/15/27	102,000	107,630
XHR LP (REIT)
6.375%, 8/15/25§	166,000	176,375

		1,506,825

Real Estate Management & Development (2.2%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	149,000	159,244
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	361,000	372,783
Howard Hughes Corp. (The)
5.375%, 8/1/28§	138,000	145,417
4.375%, 2/1/31§	122,000	120,475
Realogy Group LLC
7.625%, 6/15/25§	166,000	181,355
9.375%, 4/1/27§	242,000	271,645

		1,250,919

Total Real Estate		2,757,744

Utilities (0.2%)
Water Utilities (0.2%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	83,000	86,718

Total Utilities		86,718

Total Corporate Bonds		54,624,431

Total Long-Term Debt Securities (95.3%) (Cost $52,885,474)		54,624,431

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	964,404	964,886

Total Short-Term Investment (1.7%) (Cost $964,886)		964,886

Total Investments in Securities (97.0%) (Cost $53,850,360)		55,589,317
Other Assets Less Liabilities (3.0%)		1,736,380

Net Assets (100%)		$57,325,697

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2021, the market value of these securities amounted to $47,574,340 or 83.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2021. Maturity date disclosed is the ultimate maturity date.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$6,895,826	$—	$6,895,826
Consumer Discretionary	—	7,419,989	—	7,419,989
Consumer Staples	—	3,343,231	—	3,343,231
Energy	—	4,290,717	—	4,290,717
Financials	—	3,198,787	—	3,198,787
Health Care	—	4,042,912	—	4,042,912
Industrials	—	9,448,570	—	9,448,570
Information Technology	—	6,723,672	—	6,723,672
Materials	—	6,416,265	—	6,416,265
Real Estate	—	2,757,744	—	2,757,744
Utilities	—	86,718	—	86,718
Short-Term Investment
Investment Company	964,886	—	—	964,886

Total Assets	$964,886	$54,624,431	$—	$55,589,317

Total Liabilities	$—	$—	$—	$—

Total	$964,886	$54,624,431	$—	$55,589,317

The Fund held no derivatives contracts during the six months ended April 30, 2021.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,918,644
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,259,503

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,883,246
Aggregate gross unrealized depreciation	(243,132)

Net unrealized appreciation	$1,640,114

Federal income tax cost of investments in securities and derivative instruments, if applicable	$53,949,203

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $53,850,360)	$55,589,317
Cash	894,998
Dividends, interest and other receivables	818,629
Receivable for Fund shares sold	443,745
Prepaid registration and filing fees	23,770
Other assets	1,823

Total assets	57,772,282

LIABILITIES
Payable for securities purchased	155,877
Dividends and distributions payable	107,304
Payable for Fund shares redeemed	79,869
Transfer agent fees payable	8,280
Investment advisory fees payable	7,576
Administrative fees payable	6,903
Distribution fees payable – Class A	402
Distribution fees payable – Class R	268
Accrued expenses	80,106

Total liabilities	446,585

NET ASSETS	$57,325,697

Net assets were comprised of:
Paid in capital	$58,890,804
Total distributable earnings (loss)	(1,565,107)

Net assets	$57,325,697

Class A
Net asset value and redemption price per share, $1,959,626 / 210,387 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.31
Maximum sales charge (4.50% of offering price)	0.44

Maximum offering price per share	$9.75

Class I
Net asset value and redemption price per share, $54,565,131 / 5,853,922 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.32

Class R
Net asset value and redemption price per share, $668,683 / 71,827 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.31

Class T**
Net asset value and redemption price per share, $132,257 / 14,192 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.32
Maximum sales charge (2.50% of offering price)	0.24

Maximum offering price per share	$9.56

**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$1,379,218
Dividends	774

Total income	1,379,992

EXPENSES
Investment advisory fees	151,047
Professional fees	43,229
Administrative fees	37,762
Transfer agent fees	28,493
Printing and mailing expenses	20,833
Registration and filing fees	20,284
Custodian fees	6,389
Distribution fees – Class A	2,452
Distribution fees – Class R	1,570
Trustees’ fees	1,340
Distribution fees – Class T**	164
Miscellaneous	10,547

Gross expenses	324,110
Less: Waiver from investment adviser	(130,916)
Waiver from distributor	(164)

Net expenses	193,030

NET INVESTMENT INCOME (LOSS)	1,186,962

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	368,496
Net change in unrealized appreciation (depreciation) on investments in securities	1,234,576

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,603,072

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,790,034

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,186,962	$2,032,993
Net realized gain (loss)	368,496	(779,061)
Net change in unrealized appreciation (depreciation)	1,234,576	638,517

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,790,034	1,892,449

Distributions to shareholders:
Class A	(45,560)	(97,300)
Class I	(1,186,892)	(1,991,604)
Class R	(13,839)	(20,555)
Class T**	(3,205)	(6,828)

Total distributions to shareholders	(1,249,496)	(2,116,287)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [4,044 and 89,343 shares, respectively]	37,606	763,955
Capital shares issued in reinvestment of dividends [4,399 and 9,833 shares, respectively]	40,831	87,170
Capital shares repurchased [(32,902) and (43,500) shares, respectively]	(305,138)	(366,344)

Total Class A transactions	(226,701)	484,781

Class I
Capital shares sold [1,457,673 and 1,051,502 shares, respectively]	13,581,080	9,441,895
Capital shares issued in reinvestment of dividends [55,206 and 62,699 shares, respectively]	513,200	556,687
Capital shares repurchased [(336,339) and (349,797) shares, respectively]	(3,131,606)	(3,056,860)

Total Class I transactions	10,962,674	6,941,722

Class R
Capital shares sold [6,009 and 36,206 shares, respectively]	55,918	319,125
Capital shares issued in reinvestment of dividends [1,020 and 1,252 shares, respectively]	9,464	11,136
Capital shares repurchased [(6,108) and (480) shares, respectively]	(56,402)	(4,274)

Total Class R transactions	8,980	325,987

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,744,953	7,752,490

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,285,491	7,528,652
NET ASSETS:
Beginning of period	45,040,206	37,511,554

End of period	$57,325,697	$45,040,206

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Class A			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.01		$9.06	$8.93	$9.33	$9.01	$9.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.44	0.47	0.48	0.49	0.61
Net realized and unrealized gain (loss)	0.30		(0.03)	0.14	(0.40)	0.32	(0.09)

Total from investment operations	0.51		0.41	0.61	0.08	0.81	0.52

Less distributions:
Dividends from net investment income	(0.21)		(0.46)	(0.47)	(0.48)	(0.48)	(0.65)
Return of capital	—		—	(0.01)	—	(0.01)	(0.01)

Total dividends and distributions	(0.21)		(0.46)	(0.48)	(0.48)	(0.49)	(0.66)

Net asset value, end of period	$9.31		$9.01	$9.06	$8.93	$9.33	$9.01

Total return (b)	5.74%		4.72%	6.97%	0.86%	9.20%	6.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,960		$2,115	$1,623	$2,500	$709	$355
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.04%	1.06%	1.06%
Before waivers and reimbursements (a)(f)	1.53%		1.68%	1.79%	1.77%	1.84%	1.81%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.48%		4.97%	5.27%	5.20%	5.26%	7.06%
Before waivers and reimbursements (a)(f)	3.96%		4.29%	4.48%	4.47%	4.48%	6.31%
Portfolio turnover rate^	21	%(z)	59%	54%	45%	54%	79%

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Class I			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.01		$9.06	$8.94	$9.34	$9.01	$9.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.47	0.50	0.50	0.52	0.58
Net realized and unrealized gain (loss)	0.32		(0.04)	0.12	(0.40)	0.33	(0.04)

Total from investment operations	0.54		0.43	0.62	0.10	0.85	0.54

Less distributions:
Dividends from net investment income	(0.23)		(0.48)	(0.49)	(0.50)	(0.51)	(0.67)
Return of capital	—		—	(0.01)	—	(0.01)	(0.01)

Total dividends and distributions	(0.23)		(0.48)	(0.50)	(0.50)	(0.52)	(0.68)

Net asset value, end of period	$9.32		$9.01	$9.06	$8.94	$9.34	$9.01

Total return (b)	5.98%		4.98%	7.12%	1.09%	9.58%	6.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$54,565		$42,159	$35,453	$30,386	$30,185	$27,710
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.80%	0.82%	0.84%
Before waivers and reimbursements (a)(f)	1.27%		1.43%	1.53%	1.52%	1.58%	1.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.73%		5.22%	5.50%	5.47%	5.55%	6.62%
Before waivers and reimbursements (a)(f)	4.21%		4.54%	4.71%	4.74%	4.79%	5.94%
Portfolio turnover rate^	21	%(z)	59%	54%	45%	54%	79%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Class R			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.00		$9.05	$8.93	$9.33	$9.01	$9.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.42	0.45	0.45	0.47	0.59
Net realized and unrealized gain (loss)	0.31		(0.03)	0.13	(0.39)	0.32	(0.10)

Total from investment operations	0.51		0.39	0.58	0.06	0.79	0.49

Less distributions:
Dividends from net investment income	(0.20)		(0.44)	(0.45)	(0.46)	(0.46)	(0.62)
Return of capital	—		—	(0.01)	—	(0.01)	(0.01)

Total dividends and distributions	(0.20)		(0.44)	(0.46)	(0.46)	(0.47)	(0.63)

Net asset value, end of period	$9.31		$9.00	$9.05	$8.93	$9.33	$9.01

Total return (b)	5.72%		4.46%	6.59%	0.63%	8.95%	5.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$669		$638	$307	$287	$218	$195
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%		1.25%	1.25%	1.30%	1.32%	1.31%
Before waivers and reimbursements (a)(f)	1.77%		1.92%	2.03%	2.02%	2.08%	2.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.23%		4.69%	5.00%	4.96%	5.05%	6.83%
Before waivers and reimbursements (a)(f)	3.71%		4.01%	4.22%	4.23%	4.28%	6.08%
Portfolio turnover rate^	21	%(z)	59%	54%	45%	54%	79%

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Class T**			2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.01		$9.06	$8.93	$9.33	$9.01	$9.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.47	0.50	0.50	0.52	0.63
Net realized and unrealized gain (loss)	0.32		(0.04)	0.13	(0.40)	0.32	(0.09)

Total from investment operations	0.54		0.43	0.63	0.10	0.84	0.54

Less distributions:
Dividends from net investment income	(0.23)		(0.48)	(0.49)	(0.50)	(0.51)	(0.67)
Return of capital	—		—	(0.01)	—	(0.01)	(0.01)

Total dividends and distributions	(0.23)		(0.48)	(0.50)	(0.50)	(0.52)	(0.68)

Net asset value, end of period	$9.32		$9.01	$9.06	$8.93	$9.33	$9.01

Total return (b)	5.98%		4.98%	7.24%	1.09%	9.46%	6.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$132		$128	$129	$127	$132	$128
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.80%	0.82%	0.81%
Before waivers and reimbursements (a)(f)	1.52%		1.68%	1.78%	1.77%	2.08%	2.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.73%		5.23%	5.50%	5.46%	5.56%	7.30%
Before waivers and reimbursements (a)(f)	3.96%		4.30%	4.47%	4.49%	4.30%	5.55%
Portfolio turnover rate^	21	%(z)	59%	54%	45%	54%	79%
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C Shares.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2021
Alternatives	36.2%
Fixed Income	21.8
Commodity	16.4
Equity	16.0
Specialty	9.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2021
Invesco DB G10 Currency Harvest Fund	9.6%
WisdomTree Managed Futures Strategy Fund	9.6
ProShares Hedge Replication ETF	9.1
IQ Merger Arbitrage ETF	8.8
SPDR Bloomberg Barclays Convertible Securities ETF	8.7
Invesco DB Gold Fund	5.4
iShares Core US REIT ETF	4.9
ProShares Long Online/Short Stores ETF	4.9
SPDR MSCI USA StrategicFactors ETF	4.9
Vanguard Global ex-U.S. Real Estate ETF	4.6
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,130.27	$5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.36	5.49
Class I
Actual	1,000.00	1,131.65	4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.60	4.24
Class R
Actual	1,000.00	1,129.29	7.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.12	6.73

* Expenses are equal to the Portfolio’s A, I and R shares annualized expense ratio of 1.10%, 0.85% and 1.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (36.2%)
IQ Merger Arbitrage ETF	41,210	$1,386,304
ProShares Hedge Replication ETF*	27,140	1,419,720
ProShares Long Online/Short Stores ETF	9,170	772,518
ProShares RAFI Long/Short‡	18,280	589,164
WisdomTree Managed Futures Strategy Fund	36,850	1,499,795

Total Alternatives		5,667,501

Commodity (16.4%)
Invesco DB Base Metals Fund*	12,540	253,183
Invesco DB Commodity Index Tracking Fund*	40,280	721,415
Invesco DB Gold Fund*	16,480	841,139
Invesco DB Precious Metals Fund*	5,280	259,724
Invesco DB Silver Fund*	430	15,581
iShares GSCI Commodity Dynamic	14,960	480,665

Total Commodity		2,571,707

Equity (16.1%)
iShares Core US REIT ETF	13,670	773,312
iShares MSCI Global Agriculture Producers ETF	6,050	246,994
SPDR MSCI USA StrategicFactors ETF	6,640	768,447
Vanguard Global ex-U.S. Real Estate ETF	12,670	723,964

Total Equity		2,512,717

Fixed Income (21.8%)
iShares TIPS Bond ETF	5,370	681,936
iShares U.S. Fixed Income Balanced Risk Factor ETF	6,660	668,562
SPDR Bloomberg Barclays Convertible Securities ETF	15,970	1,362,720
Vanguard Short-Term Inflation-Protected Securities ETF	13,420	697,706

Total Fixed Income		3,410,924

Specialty (9.6%)
Invesco DB G10 Currency Harvest Fund*‡	59,770	1,507,400

Total Investments in Securities (100.1%) (Cost $13,611,358)		15,670,249
Other Assets Less Liabilities (-0.1%)		(13,226)

Net Assets (100%)		$15,657,023

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

TIPS	— Treasury Inflation Protected Security
REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the six months ended April 30, 2021, were as follows:

Security Description	Shares at April 30, 2021	Market Value October 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	18,280	653,631	—	(115,064)	(21,285)	71,882	589,164	4,595	—
Specialty
Invesco DB G10 Currency Harvest Fund*	59,770	1,380,986	—	—	—	126,414	1,507,400	—	—

Total		2,034,617	—	(115,064)	(21,285)	198,296	2,096,564	4,595	—

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$15,670,249	$—	$—	$15,670,249

Total Assets	$15,670,249	$—	$—	$15,670,249

Total Liabilities	$—	$—	$—	$—

Total	$15,670,249	$—	$—	$15,670,249

The Fund held no derivatives contracts during the six months ended April 30, 2021.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$372,838
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$985,725

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,003,235
Aggregate gross unrealized depreciation	(275,886)

Net unrealized appreciation	$1,727,349

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,942,900

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,129,449)	$2,096,564
Unaffiliated Issuers (Cost $11,481,909)	13,573,685
Cash	26,397
Prepaid registration and filing fees	13,564
Receivable for Fund shares sold	1,500

Total assets	15,711,710

LIABILITIES
Transfer agent fees payable	8,801
Distribution fees payable – Class A	121
Distribution fees payable – Class R	65
Administrative fees payable	61
Trustees’ fees payable	48
Accrued expenses	45,591

Total liabilities	54,687

NET ASSETS	$15,657,023

Net assets were comprised of:
Paid in capital	$14,101,798
Total distributable earnings (loss)	1,555,225

Net assets	$15,657,023

Class A
Net asset value and redemption price per share, $596,906 / 53,511 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.15
Maximum sales charge (5.50% of offering price)	0.65

Maximum offering price per share	$11.80

Class I
Net asset value and redemption price per share, $14,899,562 / 1,334,822 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.16

Class R
Net asset value and redemption price per share, $160,555 / 14,452 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.11

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends ($4,595 of dividend income received from affiliates)	$112,915
Interest	12

Total income	112,927

EXPENSES
Investment advisory fees	37,793
Professional fees	22,107
Transfer agent fees	17,115
Registration and filing fees	16,128
Printing and mailing expenses	13,770
Administrative fees	11,338
Custodian fees	2,480
Distribution fees – Class A	731
Trustees’ fees	421
Distribution fees – Class R	373
Miscellaneous	4,375

Gross expenses	126,631
Less: Waiver from investment adviser	(49,131)
Reimbursement from investment adviser	(12,377)

Net expenses	65,123

NET INVESTMENT INCOME (LOSS)	47,804

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(21,285) of realized gain (loss) from affiliates)	90,144
Net change in unrealized appreciation (depreciation) on investments in securities ($198,296 of change in unrealized appreciation (depreciation) from affiliates)	1,728,964

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,819,108

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,866,912

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$47,804	$219,722
Net realized gain (loss)	90,144	(373,771)
Net change in unrealized appreciation (depreciation)	1,728,964	(296,652)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,866,912	(450,701)

Distributions to shareholders:
Class A	(3,248)	(11,965)
Class I	(113,005)	(380,272)
Class R	(470)	(1,934)

Total distributions to shareholders	(116,723)	(394,171)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [23 and 2,595 shares, respectively]	236	26,323
Capital shares issued in reinvestment of dividends [254 and 983 shares, respectively]	2,663	9,992
Capital shares repurchased [(2,757) and (8,344) shares, respectively]	(29,880)	(79,600)

Total Class A transactions	(26,981)	(43,285)

Class I
Capital shares sold [25,718 and 43,009 shares, respectively]	279,243	429,302
Capital shares issued in reinvestment of dividends [3,009 and 15,947 shares, respectively]	31,502	162,026
Capital shares repurchased [(79,779) and (392,851) shares, respectively]	(851,737)	(3,786,507)

Total Class I transactions	(540,992)	(3,195,179)

Class R
Capital shares sold [631 and 2,570 shares, respectively]	6,796	25,161
Capital shares issued in reinvestment of dividends [13 and 21 shares, respectively]	131	215
Capital shares repurchased [(14) and (17) shares, respectively]	(153)	(169)

Total Class R transactions	6,774	25,207

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(561,199)	(3,213,257)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,188,990	(4,058,129)
NET ASSETS:
Beginning of period	14,468,033	18,526,162

End of period	$15,657,023	$14,468,033

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$9.92		$10.32		$10.02		$10.21		$9.97		$9.70

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02		0.10		0.11		0.04		0.02		0.01
Net realized and unrealized gain (loss)	1.27		(0.30)		0.28		(0.19)		0.26		0.33

Total from investment operations	1.29		(0.20)		0.39		(0.15)		0.28		0.34

Less distributions:
Dividends from net investment income	(0.06)		(0.20)		(0.04)		—		(0.01)		(0.05)
Distributions from net realized gains	—		—		(0.05)		(0.04)		(0.03)		—
Return of capital	—		—		—		—		—		(0.02)

Total dividends and distributions	(0.06)		(0.20)		(0.09)		(0.04)		(0.04)		(0.07)

Net asset value, end of period	$11.15		$9.92		$10.32		$10.02		$10.21		$9.97

Total return (b)	13.03%		(2.01)%		3.98%		(1.49)%		2.78%		3.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$597		$556		$627		$827		$659		$410
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10	%(j)	1.06	%***(k)	1.07	%**(m)	1.03	%(j)	1.00	%(j)	0.98	%(j)
Before waivers and reimbursements (a)(f)	1.91%		1.97%		1.89%		1.79%		2.08%		2.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.41%		1.03%		1.12%		0.39%		0.20%		0.10%
Before waivers and reimbursements (a)(f)(x)	(0.40)%		0.12%		0.30%		(0.37)%		(0.88)%		(1.55)%
Portfolio turnover rate^	2	%(z)	15%		8%		5%		13%		2%

Class I	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$9.94		$10.34		$10.04		$10.23		$9.99		$9.71

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.13		0.13		0.07		0.05		0.05
Net realized and unrealized gain (loss)	1.27		(0.31)		0.29		(0.20)		0.25		0.31

Total from investment operations	1.30		(0.18)		0.42		(0.13)		0.30		0.36

Less distributions:
Dividends from net investment income	(0.08)		(0.22)		(0.07)		(0.02)		(0.03)		(0.05)
Distributions from net realized gains	—		—		(0.05)		(0.04)		(0.03)		—
Return of capital	—		—		—		—		—		(0.03)

Total dividends and distributions	(0.08)		(0.22)		(0.12)		(0.06)		(0.06)		(0.08)

Net asset value, end of period	$11.16		$9.94		$10.34		$10.04		$10.23		$9.99

Total return (b)	13.16%		(1.76)%		4.25%		(1.25)%		3.04%		3.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,900		$13,776		$17,783		$18,151		$16,358		$12,233
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85	%(j)	0.81	%***(k)	0.82	%**(m)	0.78	%(j)	0.75	%(j)	0.73	%(j)
Before waivers and reimbursements (a)(f)	1.66%		1.71%		1.63%		1.54%		1.82%		2.24%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.65%		1.36%		1.32%		0.66%		0.45%		0.50%
Before waivers and reimbursements (a)(f)(x)	(0.17)%		0.46%		0.50%		(0.11)%		(0.62)%		(1.02)%
Portfolio turnover rate^	2	%(z)	15%		8%		5%		13%		2%

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$9.87		$10.27		$9.97		$10.19		$9.95		$9.69

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.06		0.08		0.03		—	#	—	#
Net realized and unrealized gain (loss)	1.26		(0.29)		0.29		(0.21)		0.27		0.32

Total from investment operations	1.27		(0.23)		0.37		(0.18)		0.27		0.32

Less distributions:
Dividends from net investment income	(0.03)		(0.17)		(0.02)		—		—		(0.04)
Distributions from net realized gains	—		—		(0.05)		(0.04)		(0.03)		—
Return of capital	—		—		—		—		—		(0.02)

Total dividends and distributions	(0.03)		(0.17)		(0.07)		(0.04)		(0.03)		(0.06)

Net asset value, end of period	$11.11		$9.87		$10.27		$9.97		$10.19		$9.95

Total return (b)	12.93%		(2.27)%		3.74%		(1.79)%		2.53%		3.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$161		$136		$116		$105		$105		$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.35	%(j)	1.31	%***(k)	1.32	%**(m)	1.26	%(j)	1.25	%(j)	1.22	%(j)
Before waivers and reimbursements (a)(f)	2.16%		2.23%		2.13%		2.02%		2.32%		2.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.13%		0.65%		0.78%		0.27%		(0.02)%		0.02%
Before waivers and reimbursements (a)(f)(x)	(0.68)%		(0.26)%		(0.04)%		(0.49)%		(1.08)%		(1.50)%
Portfolio turnover rate^	2	%(z)	15%		8%		5%		13%		2%
**	Includes tax expense of 0.04%.
***	Includes tax expense of 0.01%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for A, 1.40% for I and 1.90% for R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.66% for A, 1.41% for I and 1.91% for R.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.69% for A, 1.44% for I and 1.94% for R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2020 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2021
Equity	50.4%
Fixed Income	49.6

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2021
iShares Core U.S. Aggregate Bond ETF	29.6%
iShares Core S&P Total US Stock Market ETF	17.6
iShares TIPS Bond ETF	7.4
iShares Core MSCI EAFE ETF	6.1
iShares MSCI USA Min Vol Factor ETF	5.8
Invesco S&P 500 Low Volatility ETF	5.7
Vanguard Short-Term Bond ETF	5.0
SPDR Bloomberg Barclays High Yield Bond ETF	3.9
Vanguard Total International Bond ETF	3.8
Invesco S&P MidCap Low Volatility ETF	3.1
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class I
Actual	$1,000.00	$1,118.52	$2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.69

* Expenses are equal to the Portfolio’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (50.3%)
Invesco S&P 500 Low Volatility ETF	13,030	$787,533
Invesco S&P Emerging Markets Low Volatility ETF	3,540	87,190
Invesco S&P International Developed Low Volatility ETF	13,180	402,781
Invesco S&P MidCap Low Volatility ETF	7,910	427,694
Invesco S&P SmallCap Low Volatility ETF	5,290	244,239
iShares Core MSCI EAFE ETF	11,370	844,905
iShares Core MSCI Emerging Markets ETF	3,210	210,159
iShares Core S&P Total US Stock Market ETF	25,200	2,426,508
iShares MSCI EAFE Min Vol Factor ETF	5,470	405,710
iShares MSCI Emerging Markets Min Vol Factor ETF	1,740	110,298
iShares MSCI USA Min Vol Factor ETF	11,180	804,401

SPDR SSGA US Small Cap Low Volatility Index ETF	1,720	195,955

Total Equity		6,947,373

Fixed Income (49.6%)
iShares Core U.S. Aggregate Bond ETF	35,650	4,081,569
iShares TIPS Bond ETF	8,020	1,018,460
SPDR Bloomberg Barclays High Yield Bond ETF	4,906	535,784
Vanguard Short-Term Bond ETF	8,320	684,819
Vanguard Total International Bond ETF	9,210	524,694

Total Fixed Income		6,845,326

Total Investments in Securities (99.9%) (Cost $12,167,108)		13,792,699
Other Assets Less Liabilities (0.1%)		20,612

Net Assets (100%)		$13,813,311

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$13,792,699	$—	$—	$13,792,699

Total Assets	$13,792,699	$—	$—	$13,792,699

Total Liabilities	$—	$—	$—	$—

Total	$13,792,699	$—	$—	$13,792,699

The Fund held no derivatives contracts during the six months ended April 30, 2021.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$876,038
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$514,910

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,583,104
Aggregate gross unrealized depreciation	(19,041)

Net unrealized appreciation	$1,564,063

Federal income tax cost of investments in securities and derivative instruments, if applicable	$12,228,636

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $12,167,108)	$13,792,699
Cash	48,354
Prepaid registration and filing fees	15,815
Receivable from investment adviser	2,894
Receivable for Fund shares sold	1,008
Dividends, interest and other receivables	1

Total assets	13,860,771

LIABILITIES
Transfer agent fees payable	2,004
Trustees’ fees payable	54
Accrued expenses	45,402

Total liabilities	47,460

NET ASSETS	$13,813,311

Net assets were comprised of:
Paid in capital	$12,153,303
Total distributable earnings (loss)	1,660,008

Net assets	$13,813,311

Class I
Net asset value and redemption price per share, $13,813,311 / 1,135,792 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.16

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$113,573
Interest	15

Total income	113,588

EXPENSES
Investment advisory fees	32,906
Professional fees	21,658
Printing and mailing expenses	13,326
Registration and filing fees	10,725
Administrative fees	9,872
Transfer agent fees	6,100
Custodian fees	2,677
Trustees’ fees	358
Miscellaneous	3,787

Gross expenses	101,409
Less: Waiver from investment adviser	(42,778)
Reimbursement from investment adviser	(23,223)

Net expenses	35,408

NET INVESTMENT INCOME (LOSS)	78,180

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	94,747
Net distributions of realized gain received from underlying funds	1,545

Net realized gain (loss)	96,292

Net change in unrealized appreciation (depreciation) on investments in securities	1,273,977

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,370,269

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,448,449

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$78,180	$216,675
Net realized gain (loss)	96,292	227,081
Net change in unrealized appreciation (depreciation)	1,273,977	(352,860)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,448,449	90,896

Distributions to shareholders:
Class I	(499,146)	(377,438)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [85,284 and 473,233 shares, respectively]	1,011,428	5,300,940
Capital shares issued in reinvestment of dividends [33,214 and 24,677 shares, respectively]	384,946	279,838
Capital shares repurchased [(59,032) and (354,598) shares, respectively]	(700,001)	(3,917,201)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	696,373	1,663,577

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,645,676	1,377,035
NET ASSETS:
Beginning of period	12,167,635	10,790,600

End of period	$13,813,311	$12,167,635

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,						February 27, 2017* to October 31, 2017
Class I			2020		2019		2018
Net asset value, beginning of period	$11.30		$11.57		$10.49		$10.66		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.22		0.23		0.20		0.12
Net realized and unrealized gain (loss)	1.25		(0.10)		1.05		(0.17)		0.54

Total from investment operations	1.32		0.12		1.28		0.03		0.66

Less distributions:
Dividends from net investment income	(0.20)		(0.24)		(0.15)		(0.18)		—
Distributions from net realized gains	(0.26)		(0.15)		(0.05)		(0.02)		—

Total dividends and distributions	(0.46)		(0.39)		(0.20)		(0.20)		—

Net asset value, end of period	$12.16		$11.30		$11.57		$10.49		$10.66

Total return (b)	11.85%		1.03%		12.37%		0.24%		6.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,813		$12,168		$10,791		$7,659		$2,665
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.53	%**(j)	0.54	%(j)	0.53	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.54%		1.93%		2.09%		3.93%		5.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.19%		1.95%		2.10%		1.88%		1.66	%(l)
Before waivers and reimbursements (a)(f)(x)	0.18%		0.56%		0.55%		(1.52)%		(3.13	)%(l)
Portfolio turnover rate^	4	%(z)	32%		18%		8%		2	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2025 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2021
Equity	59.6%
Fixed Income	39.7
Investment Company	0.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2021
iShares Core U.S. Aggregate Bond ETF	27.1%
iShares Core S&P Total US Stock Market ETF	20.6
iShares Core MSCI EAFE ETF	7.5
Invesco S&P 500 Low Volatility ETF	6.8
iShares MSCI USA Min Vol Factor ETF	6.7
iShares TIPS Bond ETF	5.9
Invesco S&P MidCap Low Volatility ETF	3.8
iShares MSCI EAFE Min Vol Factor ETF	3.6
Invesco S&P International Developed Low Volatility ETF	3.5
Vanguard Short-Term Bond ETF	2.6
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class I
Actual	$1,000.00	$1,141.52	$2.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.70

* Expenses are equal to the Portfolio’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (59.5%)
Invesco S&P 500 Low Volatility ETF	27,340	$1,652,430
Invesco S&P Emerging Markets Low Volatility ETF	9,180	226,103
Invesco S&P International Developed Low Volatility ETF	28,020	856,291
Invesco S&P MidCap Low Volatility ETF	16,910	914,324
Invesco S&P SmallCap Low Volatility ETF	9,340	431,228
iShares Core MSCI EAFE ETF	24,460	1,817,623
iShares Core MSCI Emerging Markets ETF	6,810	445,851
iShares Core S&P Total US Stock Market ETF	51,780	4,985,897
iShares MSCI EAFE Min Vol Factor ETF	11,880	881,139
iShares MSCI Emerging Markets Min Vol Factor ETF	3,390	214,892
iShares MSCI USA Min Vol Factor ETF	22,570	1,623,911
SPDR SSGA US Small Cap Low Volatility Index ETF	3,490	397,607

Total Equity		14,447,296

Fixed Income (39.7%)
iShares Core U.S. Aggregate Bond ETF	57,340	6,564,856

iShares TIPS Bond ETF	11,360	1,442,606
SPDR Bloomberg Barclays High Yield Bond ETF	4,546	496,469
Vanguard Short-Term Bond ETF	7,660	630,495
Vanguard Total International Bond ETF	8,910	507,603

Total Fixed Income		9,642,029

Total Exchange Traded Funds (99.2%) (Cost $20,970,816)		24,089,325

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	169,322	169,406

Total Short-Term Investment (0.7%) (Cost $169,406)		169,406

Total Investments in Securities (99.9%) (Cost $21,140,222)		24,258,731
Other Assets Less Liabilities (0.1%)		34,884

Net Assets (100%)		$24,293,615

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$24,089,325	$—	$—	$24,089,325
Short-Term Investment
Investment Company	169,406	—	—	169,406

Total Assets	$24,258,731	$—	$—	$24,258,731

Total Liabilities	$—	$—	$—	$—

Total	$24,258,731	$—	$—	$24,258,731

The Fund held no derivatives contracts during the six months ended April 30, 2021.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,063,548
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,047,511

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,070,199
Aggregate gross unrealized depreciation	(73,035)

Net unrealized appreciation	$2,997,164

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,261,567

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $21,140,222)	$24,258,731
Cash	74,999
Prepaid registration and filing fees	16,285
Receivable for Fund shares sold	513
Dividends, interest and other receivables	10

Total assets	24,350,538

LIABILITIES
Payable for Fund shares redeemed	3,172
Transfer agent fees payable	2,069
Administrative fees payable	1,235
Trustees’ fees payable	27
Accrued expenses	50,420

Total liabilities	56,923

NET ASSETS	$24,293,615

Net assets were comprised of:
Paid in capital	$21,087,756
Total distributable earnings (loss)	3,205,859

Net assets	$24,293,615

Class I
Net asset value and redemption price per share, $24,293,615 / 1,929,721 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.59

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$188,034
Interest	14

Total income	188,048

EXPENSES
Investment advisory fees	56,498
Professional fees	23,632
Administrative fees	16,950
Printing and mailing expenses	15,276
Registration and filing fees	11,226
Transfer agent fees	5,951
Custodian fees	3,002
Trustees’ fees	617
Miscellaneous	5,181

Gross expenses	138,333
Less: Waiver from investment adviser	(73,448)
Reimbursement from investment adviser	(3,972)

Net expenses	60,913

NET INVESTMENT INCOME (LOSS)	127,135

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	205,607
Net distributions of realized gain received from underlying funds	1,218

Net realized gain (loss)	206,825

Net change in unrealized appreciation (depreciation) on investments in securities	2,607,445

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,814,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,941,405

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$127,135	$363,847
Net realized gain (loss)	206,825	309,167
Net change in unrealized appreciation (depreciation)	2,607,445	(691,760)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,941,405	(18,746)

Distributions to shareholders:
Class I	(768,938)	(724,697)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [246,923 and 743,738 shares, respectively]	2,998,534	8,393,396
Capital shares issued in reinvestment of dividends [64,780 and 62,744 shares, respectively]	768,938	724,697
Capital shares repurchased [(173,877) and (640,274) shares, respectively]	(2,101,944)	(7,121,415)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,665,528	1,996,678

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,837,995	1,253,235
NET ASSETS:
Beginning of period	20,455,620	19,202,385

End of period	$24,293,615	$20,455,620

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,						February 27, 2017* to October 31, 2017
			2020		2019		2018
Net asset value, beginning of period	$11.42		$11.81		$10.62		$10.75		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.21		0.22		0.21		0.11
Net realized and unrealized gain (loss)	1.52		(0.15)		1.14		(0.14)		0.64

Total from investment operations	1.59		0.06		1.36		0.07		0.75

Less distributions:
Dividends from net investment income	(0.20)		(0.23)		(0.14)		(0.18)		—
Distributions from net realized gains	(0.22)		(0.22)		(0.03)		(0.02)		—

Total dividends and distributions	(0.42)		(0.45)		(0.17)		(0.20)		—

Net asset value, end of period	$12.59		$11.42		$11.81		$10.62		$10.75

Total return (b)	14.15%		0.47%		12.99%		0.60%		7.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,294		$20,456		$19,202		$10,286		$2,688
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%**(j)	0.54	%(j)	0.54	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.22%		1.43%		1.58%		3.23%		5.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.12%		1.88%		1.99%		1.91%		1.62	%(l)
Before waivers and reimbursements (a)(f)(x)	0.44%		0.99%		0.95%		(0.79)%		(3.15	)%(l)
Portfolio turnover rate^	5	%(z)	34%		23%		4%		2	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2030 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2021
Equity	70.3%
Fixed Income	29.7

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2021
iShares Core U.S. Aggregate Bond ETF	25.1%
iShares Core S&P Total US Stock Market ETF	24.3
iShares Core MSCI EAFE ETF	8.9
iShares MSCI USA Min Vol Factor ETF	8.0
Invesco S&P 500 Low Volatility ETF	7.8
Invesco S&P MidCap Low Volatility ETF	4.6
iShares TIPS Bond ETF	4.6
iShares MSCI EAFE Min Vol Factor ETF	4.4
Invesco S&P International Developed Low Volatility ETF	4.4
SPDR SSGA US Small Cap Low Volatility Index ETF	2.0
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class I
Actual	$1,000.00	$1,160.72	$2.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	2.71

* Expenses are equal to the Portfolio’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (70.4%)
Invesco S&P 500 Low Volatility ETF	9,790	$591,708
Invesco S&P Emerging Markets Low Volatility ETF	3,110	76,599
Invesco S&P International Developed Low Volatility ETF	10,810	330,354
Invesco S&P MidCap Low Volatility ETF	6,480	350,374
Invesco S&P SmallCap Low Volatility ETF	3,110	143,589
iShares Core MSCI EAFE ETF	9,030	671,019
iShares Core MSCI Emerging Markets ETF	2,180	142,725
iShares Core S&P Total US Stock Market ETF	19,090	1,838,176
iShares MSCI EAFE Min Vol Factor ETF	4,520	335,248
iShares MSCI Emerging Markets Min Vol Factor ETF	1,230	77,970

iShares MSCI USA Min Vol Factor ETF	8,370	602,221
SPDR SSGA US Small Cap Low Volatility Index ETF	1,310	149,245

Total Equity		5,309,228

Fixed Income (29.7%)
iShares Core U.S. Aggregate Bond ETF	16,570	1,897,099
iShares TIPS Bond ETF	2,720	345,413

Total Fixed Income		2,242,512

Total Investments in Securities (100.1%) (Cost $6,509,694)		7,551,740
Other Assets Less Liabilities (-0.1%)		(5,750)

Net Assets (100%)		$7,545,990

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,551,740	$—	$—	$7,551,740

Total Assets	$7,551,740	$—	$—	$7,551,740

Total Liabilities	$—	$—	$—	$—

Total	$7,551,740	$—	$—	$7,551,740

The Fund held no derivatives contracts during the six months ended April 30, 2021.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,230,703
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$361,259

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,039,789
Aggregate gross unrealized depreciation	(24,484)

Net unrealized appreciation	$1,015,305

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,536,435

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $6,509,694)	$7,551,740
Cash	15,124
Prepaid registration and filing fees	15,529
Receivable from investment adviser	5,346
Receivable for Fund shares sold	2,902

Total assets	7,590,641

LIABILITIES
Transfer agent fees payable	1,868
Trustees’ fees payable	22
Accrued expenses	42,761

Total liabilities	44,651

NET ASSETS	$7,545,990

Net assets were comprised of:
Paid in capital	$6,476,760
Total distributable earnings (loss)	1,069,230

Net assets	$7,545,990

Class I
Net asset value and redemption price per share, $7,545,990 / 593,441 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.72

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$57,463
Interest	14

Total income	57,477

EXPENSES
Professional fees	20,378
Investment advisory fees	17,755
Printing and mailing expenses	12,059
Registration and filing fees	10,416
Transfer agent fees	6,333
Administrative fees	5,327
Custodian fees	2,555
Trustees’ fees	188
Miscellaneous	2,957

Gross expenses	77,968
Less: Waiver from investment adviser	(23,082)
Reimbursement from investment adviser	(35,696)

Net expenses	19,190

NET INVESTMENT INCOME (LOSS)	38,287

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	53,339
Net change in unrealized appreciation (depreciation) on investments in securities	948,508

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,001,847

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,040,134

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,287	$119,505
Net realized gain (loss)	53,339	265,571
Net change in unrealized appreciation (depreciation)	948,508	(519,309)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,040,134	(134,233)

Distributions to shareholders:
Class I	(404,614)	(136,178)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [125,099 and 192,899 shares, respectively]	1,513,123	2,225,805
Capital shares issued in reinvestment of dividends [19,063 and 6,335 shares, respectively]	225,889	75,078
Capital shares repurchased [(41,722) and (273,913) shares, respectively]	(510,560)	(3,072,689)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,228,452	(771,806)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,863,972	(1,042,217)
NET ASSETS:
Beginning of period	5,682,018	6,724,235

End of period	$7,545,990	$5,682,018

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,						February 27, 2017* to October 31, 2017
			2020		2019		2018
Net asset value, beginning of period	$11.57		$11.89		$10.69		$10.80		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.22		0.22		0.20		0.11
Net realized and unrealized gain (loss)	1.80		(0.30)		1.20		(0.12)		0.69

Total from investment operations	1.87		(0.08)		1.42		0.08		0.80

Less distributions:
Dividends from net investment income	(0.20)		(0.21)		(0.18)		(0.18)		—
Distributions from net realized gains	(0.52)		(0.03)		(0.04)		(0.01)		—

Total dividends and distributions	(0.72)		(0.24)		(0.22)		(0.19)		—

Net asset value, end of period	$12.72		$11.57		$11.89		$10.69		$10.80

Total return (b)	16.57%		(0.68)%		13.56%		0.70%		8.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,546		$5,682		$6,724		$4,273		$2,701
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%**(j)	0.54	%(j)	0.54	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	2.19%		2.88%		3.14%		4.74%		5.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.08%		1.95%		1.98%		1.78%		1.59	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.58)%		(0.40)%		(0.62)%		(2.41)%		(3.15	)%(l)
Portfolio turnover rate^	5	%(z)	38%		5%		3%		1	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2035 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2021
Equity	74.2%
Fixed Income	25.2
Investment Company	0.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2021
iShares Core S&P Total US Stock Market ETF	25.7%
iShares Core U.S. Aggregate Bond ETF	21.4
iShares Core MSCI EAFE ETF	9.3
Invesco S&P 500 Low Volatility ETF	8.3
iShares MSCI USA Min Vol Factor ETF	8.3
Invesco S&P International Developed Low Volatility ETF	4.8
Invesco S&P MidCap Low Volatility ETF	4.7
iShares MSCI EAFE Min Vol Factor ETF	4.6
iShares TIPS Bond ETF	3.7
SPDR SSGA US Small Cap Low Volatility Index ETF	2.2
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class I
Actual	$1,000.00	$1,178.39	$2.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.69

* Expenses are equal to the Portfolio’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (74.2%)
Invesco S&P 500 Low Volatility ETF	17,310	$1,046,216
Invesco S&P Emerging Markets Low Volatility ETF	5,300	130,539
Invesco S&P International Developed Low Volatility ETF	19,560	597,754
Invesco S&P MidCap Low Volatility ETF	10,930	590,985
Invesco S&P SmallCap Low Volatility ETF	5,750	265,477
iShares Core MSCI EAFE ETF	15,800	1,174,098
iShares Core MSCI Emerging Markets ETF	3,810	249,441
iShares Core S&P Total US Stock Market ETF	33,520	3,227,641
iShares MSCI EAFE Min Vol Factor ETF	7,810	579,268
iShares MSCI Emerging Markets Min Vol Factor ETF	2,180	138,190
iShares MSCI USA Min Vol Factor ETF	14,460	1,040,397
SPDR SSGA US Small Cap Low Volatility Index ETF	2,470	281,401

Total Equity		9,321,407

Fixed Income (25.2%)
iShares Core U.S. Aggregate Bond ETF	23,530	2,693,949
iShares TIPS Bond ETF	3,690	468,593

Total Fixed Income		3,162,542

Total Exchange Traded Funds (99.4%) (Cost $10,461,538)		12,483,949

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	81,592	81,633

Total Short-Term Investment (0.6%) (Cost $81,633)		81,633

Total Investments in Securities (100.0%) (Cost $10,543,171)		12,565,582
Other Assets Less Liabilities (0.0%)		(4,966)

Net Assets (100%)		$12,560,616

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$12,483,949	$—	$—	$12,483,949
Short-Term Investment
Investment Company	81,633	—	—	81,633

Total Assets	$12,565,582	$—	$—	$12,565,582

Total Liabilities	$—	$—	$—	$—

Total	$12,565,582	$—	$—	$12,565,582

The Fund held no derivatives contracts during the six months ended April 30, 2021.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,426,207
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$91,270

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,989,873
Aggregate gross unrealized depreciation	(23,381)

Net unrealized appreciation	$1,966,492

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,599,090

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $10,543,171)	$12,565,582
Cash	75,000
Prepaid registration and filing fees	15,692
Receivable from investment adviser	3,413
Receivable for Fund shares sold	2,754
Dividends, interest and other receivables	5

Total assets	12,662,446

LIABILITIES
Payable for securities purchased	55,340
Transfer agent fees payable	2,159
Trustees’ fees payable	59
Accrued expenses	44,272

Total liabilities	101,830

NET ASSETS	$12,560,616

Net assets were comprised of:
Paid in capital	$10,600,336
Total distributable earnings (loss)	1,960,280

Net assets	$12,560,616

Class I
Net asset value and redemption price per share, $12,560,616 / 961,765 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.06

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$87,889
Interest	17

Total income	87,906

EXPENSES
Investment advisory fees	27,716
Professional fees	21,199
Printing and mailing expenses	12,870
Registration and filing fees	10,598
Administrative fees	8,315
Transfer agent fees	6,297
Custodian fees	2,591
Trustees’ fees	296
Miscellaneous	3,472

Gross expenses	93,354
Less: Waiver from investment adviser	(36,031)
Reimbursement from investment adviser	(27,530)

Net expenses	29,793

NET INVESTMENT INCOME (LOSS)	58,113

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(7,351)
Net change in unrealized appreciation (depreciation) on investments in securities	1,703,618

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,696,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,754,380

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$58,113	$176,844
Net realized gain (loss)	(7,351)	260,773
Net change in unrealized appreciation (depreciation)	1,703,618	(390,885)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,754,380	46,732

Distributions to shareholders:
Class I	(490,540)	(225,614)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [135,254 and 500,034 shares, respectively]	1,699,937	5,533,567
Capital shares issued in reinvestment of dividends [28,425 and 12,315 shares, respectively]	343,940	147,039
Capital shares repurchased [(21,582) and (388,587) shares, respectively]	(268,438)	(4,349,860)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,775,439	1,330,746

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,039,279	1,151,864
NET ASSETS:
Beginning of period	9,521,337	8,369,473

End of period	$12,560,616	$9,521,337

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,						February 27, 2017* to October 31, 2017
Class I			2020		2019		2018
Net asset value, beginning of period	$11.62		$12.03		$10.76		$10.85		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.22		0.22		0.19		0.11
Net realized and unrealized gain (loss)	1.96		(0.32)		1.23		(0.09)		0.74

Total from investment operations	2.03		(0.10)		1.45		0.10		0.85

Less distributions:
Dividends from net investment income	(0.21)		(0.22)		(0.16)		(0.18)		—
Distributions from net realized gains	(0.38)		(0.09)		(0.02)		(0.01)		—

Total dividends and distributions	(0.59)		(0.31)		(0.18)		(0.19)		—

Net asset value, end of period	$13.06		$11.62		$12.03		$10.76		$10.85

Total return (b)	17.84%		(0.87)%		13.61%		0.88%		8.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,561		$9,521		$8,369		$6,692		$2,712
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%**(j)	0.54	%(j)	0.53	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.68%		2.17%		2.50%		3.95%		5.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.05%		1.92%		1.98%		1.73%		1.58	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.10)%		0.28%		0.01%		(1.68)%		(3.17	)%(l)
Portfolio turnover rate^	1	%(z)	40%		13%		2%		1	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2040 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2021
Equity	80.7%
Fixed Income	19.3

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2021
iShares Core S&P Total US Stock Market ETF	28.1%
iShares Core U.S. Aggregate Bond ETF	16.5
iShares Core MSCI EAFE ETF	9.8
Invesco S&P 500 Low Volatility ETF	9.4
iShares MSCI USA Min Vol Factor ETF	9.4
Invesco S&P MidCap Low Volatility ETF	5.2
Invesco S&P International Developed Low Volatility ETF	4.8
iShares MSCI EAFE Min Vol Factor ETF	4.8
iShares TIPS Bond ETF	2.8
SPDR SSGA US Small Cap Low Volatility Index ETF	2.3
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class I
Actual	$1,000.00	$1,195.88	$2.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.15	2.67

* Expenses are equal to the Portfolio’s I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (80.5%)
Invesco S&P 500 Low Volatility ETF	7,750	$468,410
Invesco S&P Emerging Markets Low Volatility ETF	2,450	60,343
Invesco S&P International Developed Low Volatility ETF	7,880	240,813
Invesco S&P MidCap Low Volatility ETF	4,770	257,914
Invesco S&P SmallCap Low Volatility ETF	2,390	110,346
iShares Core MSCI EAFE ETF	6,570	488,217
iShares Core MSCI Emerging Markets ETF	1,730	113,263
iShares Core S&P Total US Stock Market ETF	14,500	1,396,205
iShares MSCI EAFE Min Vol Factor ETF	3,190	236,602

iShares MSCI Emerging Markets Min Vol Factor ETF	890	56,417
iShares MSCI USA Min Vol Factor ETF	6,480	466,236
SPDR SSGA US Small Cap Low Volatility Index ETF	1,010	115,067

Total Equity		4,009,833

Fixed Income (19.3%)
iShares Core U.S. Aggregate Bond ETF	7,170	820,894
iShares TIPS Bond ETF	1,080	137,149

Total Fixed Income		958,043

Total Investments in Securities (99.8%) (Cost $4,007,606)		4,967,876
Other Assets Less Liabilities (0.2%)		11,577

Net Assets (100%)		$4,979,453

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,967,876	$—	$—	$4,967,876

Total Assets	$4,967,876	$—	$—	$4,967,876

Total Liabilities	$—	$—	$—	$—

Total	$4,967,876	$—	$—	$4,967,876

The Fund held no derivatives contracts during the six months ended April 30, 2021.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$221,566
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$219,389

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$958,503
Aggregate gross unrealized depreciation	(8,325)

Net unrealized appreciation	$950,178

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,017,698

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $4,007,606)	$4,967,876
Cash	32,504
Prepaid registration and filing fees	15,409
Receivable from investment adviser	6,226
Receivable for Fund shares sold	1,047

Total assets	5,023,062

LIABILITIES
Accrued professional fees	32,821
Transfer agent fees payable	2,162
Trustees’ fees payable	44
Accrued expenses	8,582

Total liabilities	43,609

NET ASSETS	$4,979,453

Net assets were comprised of:
Paid in capital	$3,973,078
Total distributable earnings (loss)	1,006,375

Net assets	$4,979,453

Class I
Net asset value and redemption price per share, $4,979,453 / 366,140 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.60

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$37,444
Interest	8

Total income	37,452

EXPENSES
Professional fees	19,883
Investment advisory fees	11,603
Printing and mailing expenses	11,567
Registration and filing fees	10,288
Transfer agent fees	6,297
Administrative fees	3,481
Custodian fees	2,299
Trustees’ fees	126
Miscellaneous	2,708

Gross expenses	68,252
Less: Waiver from investment adviser	(15,084)
Reimbursement from investment adviser	(40,778)

Net expenses	12,390

NET INVESTMENT INCOME (LOSS)	25,062

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	57,650
Net change in unrealized appreciation (depreciation) on investments in securities	733,930

NET REALIZED AND UNREALIZED GAIN (LOSS)	791,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$816,642

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,062	$81,461
Net realized gain (loss)	57,650	77,816
Net change in unrealized appreciation (depreciation)	733,930	(283,659)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	816,642	(124,382)

Distributions to shareholders:
Class I	(166,556)	(78,113)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [21,824 and 84,591 shares, respectively]	282,056	1,017,576
Capital shares issued in reinvestment of dividends [3,936 and 1,788 shares, respectively]	49,156	21,588
Capital shares repurchased [(14,448) and (63,918) shares, respectively]	(187,192)	(656,757)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	144,020	382,407

TOTAL INCREASE (DECREASE) IN NET ASSETS	794,106	179,912
NET ASSETS:
Beginning of period	4,185,347	4,005,435

End of period	$4,979,453	$4,185,347

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,						February 27, 2017* to October 31, 2017
Class I			2020		2019		2018
Net asset value, beginning of period	$11.80		$12.05		$10.84		$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.23		0.22		0.20		0.11
Net realized and unrealized gain (loss)	2.20		(0.26)		1.24		(0.06)		0.78

Total from investment operations	2.27		(0.03)		1.46		0.14		0.89

Less distributions:
Dividends from net investment income	(0.22)		(0.21)		(0.20)		(0.18)		—
Distributions from net realized gains	(0.25)		(0.01)		(0.05)		(0.01)		—

Total dividends and distributions	(0.47)		(0.22)		(0.25)		(0.19)		—

Net asset value, end of period	$13.60		$11.80		$12.05		$10.84		$10.89

Total return (b)	19.59%		(0.24)%		13.79%		1.26%		8.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,979		$4,185		$4,005		$2,915		$2,722
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%**(j)	0.53	%(j)	0.53	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	2.94%		3.86%		4.57%		5.31%		5.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.08%		1.93%		1.96%		1.80%		1.57	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.33)%		(1.39)%		(2.08)%		(2.99)%		(3.18	)%(l)
Portfolio turnover rate^	5	%(z)	20%		3%		2%		1	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2045 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2021
Equity	84.6%
Fixed Income	15.3
Investment Company	0.1

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2021
iShares Core S&P Total US Stock Market ETF	29.7%
iShares Core U.S. Aggregate Bond ETF	13.1
iShares Core MSCI EAFE ETF	10.3
iShares MSCI USA Min Vol Factor ETF	10.0
Invesco S&P 500 Low Volatility ETF	9.8
Invesco S&P International Developed Low Volatility ETF	5.3
Invesco S&P MidCap Low Volatility ETF	5.3
iShares MSCI EAFE Min Vol Factor ETF	5.0
iShares Core MSCI Emerging Markets ETF	2.4
Invesco S&P SmallCap Low Volatility ETF	2.3
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class I
Actual	$1,000.00	$1,208.35	$2.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	2.66

* Expenses are equal to the Portfolio’s I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (84.1%)
Invesco S&P 500 Low Volatility ETF	14,140	$854,622
Invesco S&P Emerging Markets Low Volatility ETF	4,020	99,013
Invesco S&P International Developed Low Volatility ETF	15,230	465,429
Invesco S&P MidCap Low Volatility ETF	8,530	461,217
Invesco S&P SmallCap Low Volatility ETF	4,350	200,839
iShares Core MSCI EAFE ETF	12,100	899,151
iShares Core MSCI Emerging Markets ETF	3,230	211,468
iShares Core S&P Total US Stock Market ETF	26,890	2,589,238
iShares MSCI EAFE Min Vol Factor ETF	5,870	435,378
iShares MSCI Emerging Markets Min Vol Factor ETF	1,580	100,156
iShares MSCI USA Min Vol Factor ETF	12,100	870,595
SPDR SSGA US Small Cap Low Volatility Index ETF	1,750	199,373

Total Equity		7,386,479

Fixed Income (15.2%)
iShares Core U.S. Aggregate Bond ETF	9,970	1,141,465
iShares TIPS Bond ETF	1,540	195,565

Total Fixed Income		1,337,030

Total Exchange Traded Funds (99.3%) (Cost $6,991,251)		8,723,509

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	6,438	6,441

Total Short-Term Investment (0.1%) (Cost $6,441)		6,441

Total Investments in Securities (99.4%) (Cost $6,997,692)		8,729,950
Other Assets Less Liabilities (0.6%)		56,419

Net Assets (100%)		$8,786,369

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,723,509	$—	$—	$8,723,509
Short-Term Investment
Investment Company	6,441	—	—	6,441

Total Assets	$8,729,950	$—	$—	$8,729,950

Total Liabilities	$—	$—	$—	$—

Total	$8,729,950	$—	$—	$8,729,950

The Fund held no derivatives contracts during the six months ended April 30, 2021.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,133,901
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$407,541

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,733,098
Aggregate gross unrealized depreciation	(1,286)

Net unrealized appreciation	$1,731,812

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,998,138

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $6,997,692)	$8,729,950
Cash	75,000
Prepaid registration and filing fees	15,542
Receivable for Fund shares sold	5,590
Receivable from investment adviser	4,922
Dividends, interest and other receivables	2

Total assets	8,831,006

LIABILITIES
Transfer agent fees payable	2,222
Trustees’ fees payable	68
Accrued expenses	42,347

Total liabilities	44,637

NET ASSETS	$8,786,369

Net assets were comprised of:
Paid in capital	$6,978,475
Total distributable earnings (loss)	1,807,894

Net assets	$8,786,369

Class I
Net asset value and redemption price per share, $8,786,369 / 641,607 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.69

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$59,567
Interest	12

Total income	59,579

EXPENSES
Professional fees	20,474
Investment advisory fees	18,861
Printing and mailing expenses	12,149
Registration and filing fees	10,416
Transfer agent fees	6,496
Administrative fees	5,658
Custodian fees	2,380
Trustees’ fees	205
Miscellaneous	3,090

Gross expenses	79,729
Less: Waiver from investment adviser	(24,519)
Reimbursement from investment adviser	(35,178)

Net expenses	20,032

NET INVESTMENT INCOME (LOSS)	39,547

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	76,281
Net change in unrealized appreciation (depreciation) on investments in securities	1,269,814

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,346,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,385,642

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$39,547	$124,256
Net realized gain (loss)	76,281	177,366
Net change in unrealized appreciation (depreciation)	1,269,814	(187,202)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,385,642	114,420

Distributions to shareholders:
Class I	(300,773)	(106,681)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [104,448 and 222,904 shares, respectively]	1,378,016	2,464,519
Capital shares issued in reinvestment of dividends [12,999 and 4,128 shares, respectively]	162,623	50,406
Capital shares repurchased [(35,992) and (129,465) shares, respectively]	(464,438)	(1,532,229)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,076,201	982,696

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,161,070	990,435
NET ASSETS:
Beginning of period	6,625,299	5,634,864

End of period	$8,786,369	$6,625,299

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,						February 27, 2017* to October 31, 2017
			2020		2019		2018
Net asset value, beginning of period	$11.83		$12.18		$10.91		$10.93		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.23		0.23		0.20		0.11
Net realized and unrealized gain (loss)	2.35		(0.36)		1.25		(0.03)		0.82

Total from investment operations	2.42		(0.13)		1.48		0.17		0.93

Less distributions:
Dividends from net investment income	(0.23)		(0.22)		(0.18)		(0.18)		—
Distributions from net realized gains	(0.33)		—	#	(0.03)		(0.01)		—

Total dividends and distributions	(0.56)		(0.22)		(0.21)		(0.19)		—

Net asset value, end of period	$13.69		$11.83		$12.18		$10.91		$10.93

Total return (b)	20.83%		(1.08)%		13.85%		1.53%		9.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,786		$6,625		$5,635		$3,834		$2,741
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%**(j)	0.53	%(j)	0.53	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.11%		2.78%		3.51%		4.91%		5.29%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.05%		1.92%		1.97%		1.76%		1.55	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.53)%		(0.33)%		(1.01)%		(2.62)%		(3.22	)%(l)
Portfolio turnover rate^	5	%(z)	18%		1%		2%		1	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2050 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2021
Equity	89.7%
Fixed Income	10.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2021
iShares Core S&P Total US Stock Market ETF	31.2%
iShares Core MSCI EAFE ETF	10.9
iShares MSCI USA Min Vol Factor ETF	10.6
Invesco S&P 500 Low Volatility ETF	10.5
iShares Core U.S. Aggregate Bond ETF	8.7
Invesco S&P International Developed Low Volatility ETF	5.5
Invesco S&P MidCap Low Volatility ETF	5.4
iShares MSCI EAFE Min Vol Factor ETF	5.4
Invesco S&P SmallCap Low Volatility ETF	2.6
SPDR SSGA US Small Cap Low Volatility Index ETF	2.6
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class I
Actual	$1,000.00	$1,223.00	$2.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	2.64

* Expenses are equal to the Portfolio’s I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (89.3%)
Invesco S&P 500 Low Volatility ETF	10,340	$624,950
Invesco S&P Emerging Markets Low Volatility ETF	2,900	71,427
Invesco S&P International Developed Low Volatility ETF	10,630	324,853
Invesco S&P MidCap Low Volatility ETF	5,980	323,338
Invesco S&P SmallCap Low Volatility ETF	3,400	156,978
iShares Core MSCI EAFE ETF	8,690	645,754
iShares Core MSCI Emerging Markets ETF	2,260	147,962
iShares Core S&P Total US Stock Market ETF	19,290	1,857,434
iShares MSCI EAFE Min Vol Factor ETF	4,340	321,898

iShares MSCI Emerging Markets Min Vol Factor ETF	1,210	76,702
iShares MSCI USA Min Vol Factor ETF	8,800	633,160
SPDR SSGA US Small Cap Low Volatility Index ETF	1,360	154,941

Total Equity		5,339,397

Fixed Income (10.2%)
iShares Core U.S. Aggregate Bond ETF	4,540	519,785
iShares TIPS Bond ETF	710	90,163

Total Fixed Income		609,948

Total Investments in Securities (99.5%) (Cost $4,659,808)		5,949,345
Other Assets Less Liabilities (0.5%)		28,800

Net Assets (100%)		$5,978,145

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,949,345	$—	$—	$5,949,345

Total Assets	$5,949,345	$—	$—	$5,949,345

Total Liabilities	$—	$—	$—	$—

Total	$5,949,345	$—	$—	$5,949,345

The Fund held no derivatives contracts during the six months ended April 30, 2021.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$329,582
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$190,356

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,259,297
Aggregate gross unrealized depreciation	(11,638)

Net unrealized appreciation	$1,247,659

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,701,686

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $4,659,808)	$5,949,345
Cash	45,479
Prepaid registration and filing fees	15,436
Receivable from investment adviser	5,877
Receivable for Fund shares sold	5,424
Other assets	1

Total assets	6,021,562

LIABILITIES
Accrued professional fees	32,886
Transfer agent fees payable	2,094
Trustees’ fees payable	60
Accrued expenses	8,377

Total liabilities	43,417

NET ASSETS	$5,978,145

Net assets were comprised of:
Paid in capital	$4,696,183
Total distributable earnings (loss)	1,281,962

Net assets	$5,978,145

Class I
Net asset value and redemption price per share, $5,978,145 / 426,819 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.01

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$42,135
Interest	10

Total income	42,145

EXPENSES
Professional fees	20,033
Investment advisory fees	13,456
Printing and mailing expenses	11,712
Registration and filing fees	10,290
Transfer agent fees	5,951
Administrative fees	4,037
Custodian fees	2,281
Trustees’ fees	146
Miscellaneous	2,702

Gross expenses	70,608
Less: Waiver from investment adviser	(17,493)
Reimbursement from investment adviser	(38,903)

Net expenses	14,212

NET INVESTMENT INCOME (LOSS)	27,933

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	37,174
Net change in unrealized appreciation (depreciation) on investments in securities	990,759

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,027,933

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,055,866

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,933	$81,081
Net realized gain (loss)	37,174	8,725
Net change in unrealized appreciation (depreciation)	990,759	(260,439)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,055,866	(170,633)

Distributions to shareholders:
Class I	(134,290)	(76,047)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [31,388 and 191,933 shares, respectively]	420,100	2,194,147
Capital shares issued in reinvestment of dividends [3,904 and 1,323 shares, respectively]	49,665	16,247
Capital shares repurchased [(13,279) and (94,603) shares, respectively]	(174,223)	(949,336)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	295,542	1,261,058

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,217,118	1,014,378
NET ASSETS:
Beginning of period	4,761,027	3,746,649

End of period	$5,978,145	$4,761,027

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,						February 27, 2017* to October 31, 2017
Class I			2020		2019		2018
Net asset value, beginning of period	$11.76		$12.24		$10.97		$10.98		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.22		0.22		0.20		0.11
Net realized and unrealized gain (loss)	2.52		(0.46)		1.30		(0.02)		0.87

Total from investment operations	2.59		(0.24)		1.52		0.18		0.98

Less distributions:
Dividends from net investment income	(0.21)		(0.22)		(0.20)		(0.18)		—
Distributions from net realized gains	(0.13)		(0.02)		(0.05)		(0.01)		—

Total dividends and distributions	(0.34)		(0.24)		(0.25)		(0.19)		—

Net asset value, end of period	$14.01		$11.76		$12.24		$10.97		$10.98

Total return (b)	22.30%		(2.05)%		14.18%		1.63%		9.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,978		$4,761		$3,747		$3,068		$2,744
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%**(j)	0.52	%(j)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.62%		3.80%		4.52%		5.20%		5.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.04%		1.90%		1.96%		1.77%		1.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.06)%		(1.37)%		(2.03)%		(2.90)%		(3.20	)%(l)
Portfolio turnover rate^	4	%(z)	21%		2%		2%		1	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2055 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2021
Equity	94.9%
Fixed Income	5.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2021
iShares Core S&P Total US Stock Market ETF	33.2%
iShares Core MSCI EAFE ETF	11.5
iShares MSCI USA Min Vol Factor ETF	11.0
Invesco S&P 500 Low Volatility ETF	11.0
Invesco S&P MidCap Low Volatility ETF	5.8
Invesco S&P International Developed Low Volatility ETF	5.8
iShares MSCI EAFE Min Vol Factor ETF	5.6
iShares Core U.S. Aggregate Bond ETF	4.3
Invesco S&P SmallCap Low Volatility ETF	2.9
SPDR SSGA US Small Cap Low Volatility Index ETF	2.7
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class I
Actual	$1,000.00	$1,237.50	$2.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.19	2.63

* Expenses are equal to the Portfolio’s I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (94.3%)
Invesco S&P 500 Low Volatility ETF	9,150	$553,026
Invesco S&P Emerging Markets Low Volatility ETF	2,730	67,240
Invesco S&P International Developed Low Volatility ETF	9,530	291,237
Invesco S&P MidCap Low Volatility ETF	5,430	293,600
Invesco S&P SmallCap Low Volatility ETF	3,150	145,436
iShares Core MSCI EAFE ETF	7,810	580,361
iShares Core MSCI Emerging Markets ETF	1,990	130,285
iShares Core S&P Total US Stock Market ETF	17,390	1,674,483
iShares MSCI EAFE Min Vol Factor ETF	3,830	284,071

iShares MSCI Emerging Markets Min Vol Factor ETF	1,230	77,970
iShares MSCI USA Min Vol Factor ETF	7,700	554,015
SPDR SSGA US Small Cap Low Volatility Index ETF	1,180	134,434

Total Equity		4,786,158

Fixed Income (5.1%)
iShares Core U.S. Aggregate Bond ETF	1,910	218,676
iShares TIPS Bond ETF	300	38,097

Total Fixed Income		256,773

Total Investments in Securities (99.4%) (Cost $3,739,198)		5,042,931
Other Assets Less Liabilities (0.6%)		31,483

Net Assets (100%)		$5,074,414

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,042,931	$—	$—	$5,042,931

Total Assets	$5,042,931	$—	$—	$5,042,931

Total Liabilities	$—	$—	$—	$—

Total	$5,042,931	$—	$—	$5,042,931

The Fund held no derivatives contracts during the six months ended April 30, 2021.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$296,553
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$60,501

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,303,484
Aggregate gross unrealized depreciation	(37)

Net unrealized appreciation	$1,303,447

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,739,484

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $3,739,198)	$5,042,931
Cash	51,086
Prepaid registration and filing fees	15,391
Receivable from investment adviser	6,219
Receivable for Fund shares sold	1,795

Total assets	5,117,422

LIABILITIES
Accrued professional fees	32,783
Transfer agent fees payable	2,027
Trustees’ fees payable	54
Accrued expenses	8,144

Total liabilities	43,008

NET ASSETS	$5,074,414

Net assets were comprised of:
Paid in capital	$3,761,284
Total distributable earnings (loss)	1,313,130

Net assets	$5,074,414

Class I
Net asset value and redemption price per share, $5,074,414 / 358,862 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.14

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$35,837
Interest	8

Total income	35,845

EXPENSES
Professional fees	19,857
Printing and mailing expenses	11,539
Investment advisory fees	11,359
Registration and filing fees	10,263
Transfer agent fees	6,100
Administrative fees	3,407
Custodian fees	2,181
Trustees’ fees	122
Miscellaneous	2,586

Gross expenses	67,414
Less: Waiver from investment adviser	(14,766)
Reimbursement from investment adviser	(40,716)

Net expenses	11,932

NET INVESTMENT INCOME (LOSS)	23,913

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	12,109
Net change in unrealized appreciation (depreciation) on investments in securities	897,722

NET REALIZED AND UNREALIZED GAIN (LOSS)	909,831

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$933,744

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,913	$71,731
Net realized gain (loss)	12,109	43,160
Net change in unrealized appreciation (depreciation)	897,722	(160,255)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	933,744	(45,364)

Distributions to shareholders:
Class I	(114,811)	(68,507)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [27,343 and 68,876 shares, respectively]	368,167	737,725
Capital shares issued in reinvestment of dividends [2,369 and 752 shares, respectively]	30,211	9,307
Capital shares repurchased [(1,959) and (26,304) shares, respectively]	(25,805)	(295,539)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	372,573	451,493

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,191,506	337,622
NET ASSETS:
Beginning of period	3,882,908	3,545,286

End of period	$5,074,414	$3,882,908

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,						February 27, 2017* to October 31, 2017
			2020		2019		2018
Net asset value, beginning of period	$11.73		$12.32		$11.04		$11.02		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.23		0.22		0.20		0.11
Net realized and unrealized gain (loss)	2.68		(0.58)		1.32		0.01		0.91

Total from investment operations	2.75		(0.35)		1.54		0.21		1.02

Less distributions:
Dividends from net investment income	(0.21)		(0.23)		(0.21)		(0.18)		—
Distributions from net realized gains	(0.13)		(0.01)		(0.05)		(0.01)		—

Total dividends and distributions	(0.34)		(0.24)		(0.26)		(0.19)		—

Net asset value, end of period	$14.14		$11.73		$12.32		$11.04		$11.02

Total return (b)	23.75%		(2.97)%		14.29%		1.90%		10.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,074		$3,883		$3,545		$2,918		$2,755
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.53	%**(j)	0.52	%(j)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.96%		4.34%		4.74%		5.27%		5.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.05%		1.97%		1.95%		1.73%		1.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.39)%		(1.84)%		(2.27)%		(3.02)%		(3.21	)%(l)
Portfolio turnover rate^	1	%(z)	6%		2%		2%		1	%(z)
*	Commencement of Operations.
**	Includes tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66% in 2020 and 0.65% in 2021, 2019, 2018 and 2017.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2060 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2021
Equity	99.7%
Fixed Income	0.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2021
iShares Core S&P Total US Stock Market ETF	34.9%
iShares Core MSCI EAFE ETF	12.0
Invesco S&P 500 Low Volatility ETF	11.8
iShares MSCI USA Min Vol Factor ETF	11.6
iShares MSCI EAFE Min Vol Factor ETF	6.2
Invesco S&P MidCap Low Volatility ETF	6.1
Invesco S&P International Developed Low Volatility ETF	6.0
SPDR SSGA US Small Cap Low Volatility Index ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.8
Invesco S&P SmallCap Low Volatility ETF	2.7
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class I
Actual	$1,000.00	$1,251.70	$2.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.21	2.61

* Expenses are equal to the Portfolio’s I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (99.2%)
Invesco S&P 500 Low Volatility ETF	9,400	$568,136
Invesco S&P Emerging Markets Low Volatility ETF	2,760	67,979
Invesco S&P International Developed Low Volatility ETF	9,530	291,237
Invesco S&P MidCap Low Volatility ETF	5,470	295,763
Invesco S&P SmallCap Low Volatility ETF	2,870	132,508
iShares Core MSCI EAFE ETF	7,840	582,590
iShares Core MSCI Emerging Markets ETF	2,050	134,213
iShares Core S&P Total US Stock Market ETF	17,530	1,687,964
iShares MSCI EAFE Min Vol Factor ETF	4,010	297,422

iShares MSCI Emerging Markets Min Vol Factor ETF	980	62,122
iShares MSCI USA Min Vol Factor ETF	7,800	561,210
SPDR SSGA US Small Cap Low Volatility Index ETF	1,230	140,131

Total Equity		4,821,275

Fixed Income (0.3%)
iShares Core U.S. Aggregate Bond ETF	120	13,739

Total Investments in Securities (99.5%) (Cost $3,550,864)		4,835,014
Other Assets Less Liabilities (0.5%)		23,612

Net Assets (100%)		$4,858,626

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,835,014	$—	$—	$4,835,014

Total Assets	$4,835,014	$—	$—	$4,835,014

Total Liabilities	$—	$—	$—	$—

Total	$4,835,014	$—	$—	$4,835,014

The Fund held no derivatives contracts during the six months ended April 30, 2021.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$207,772
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$127,455

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,278,666
Aggregate gross unrealized depreciation	(943)

Net unrealized appreciation	$1,277,723

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,557,291

See Notes to Financial Statements.

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1290 RETIREMENT 2060 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $3,550,864)	$4,835,014
Cash	43,580
Prepaid registration and filing fees	15,393
Receivable from investment adviser	6,377
Receivable for Fund shares sold	1,286

Total assets	4,901,650

LIABILITIES
Accrued professional fees	32,794
Transfer agent fees payable	2,119
Trustees’ fees payable	51
Accrued expenses	8,060

Total liabilities	43,024

NET ASSETS	$4,858,626

Net assets were comprised of:
Paid in capital	$3,555,519
Total distributable earnings (loss)	1,303,107

Net assets	$4,858,626

Class I
Net asset value and redemption price per share, $4,858,626 / 339,786 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.30

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$34,674
Interest	9

Total income	34,683

EXPENSES
Professional fees	19,836
Printing and mailing expenses	11,518
Investment advisory fees	11,033
Registration and filing fees	10,259
Transfer agent fees	6,496
Administrative fees	3,310
Custodian fees	2,232
Trustees’ fees	121
Miscellaneous	2,583

Gross expenses	67,388
Less: Waiver from investment adviser	(14,343)
Reimbursement from investment adviser	(41,528)

Net expenses	11,517

NET INVESTMENT INCOME (LOSS)	23,166

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	27,915
Net change in unrealized appreciation (depreciation) on investments in securities	908,426

NET REALIZED AND UNREALIZED GAIN (LOSS)	936,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$959,507

See Notes to Financial Statements.

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1290 RETIREMENT 2060 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,166	$73,751
Net realized gain (loss)	27,915	47,380
Net change in unrealized appreciation (depreciation)	908,426	(197,894)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	959,507	(76,763)

Distributions to shareholders:
Class I	(126,805)	(69,322)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [17,846 and 73,347 shares, respectively]	239,374	838,258
Capital shares issued in reinvestment of dividends [2,338 and 795 shares, respectively]	29,955	9,897
Capital shares repurchased [(4,697) and (31,794) shares, respectively]	(61,489)	(374,142)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	207,840	474,013

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,040,542	327,928
NET ASSETS:
Beginning of period	3,818,084	3,490,156

End of period	$4,858,626	$3,818,084

See Notes to Financial Statements.

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1290 RETIREMENT 2060 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,						February 27, 2017* to October 31, 2017
			2020		2019		2018
Net asset value, beginning of period	$11.77		$12.38		$11.07		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.24		0.22		0.20		0.11
Net realized and unrealized gain (loss)	2.84		(0.61)		1.34		0.03		0.92

Total from investment operations	2.91		(0.37)		1.56		0.23		1.03

Less distributions:
Dividends from net investment income	(0.22)		(0.22)		(0.21)		(0.18)		—
Distributions from net realized gains	(0.16)		(0.02)		(0.04)		(0.01)		—

Total dividends and distributions	(0.38)		(0.24)		(0.25)		(0.19)		—

Net asset value, end of period	$14.30		$11.77		$12.38		$11.07		$11.03

Total return (b)	25.17%		(3.11)%		14.43%		2.09%		10.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,859		$3,818		$3,490		$2,867		$2,758
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.53	%**(j)	0.52	%(j)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	3.05%		4.31%		4.83%		5.27%		5.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.05%		2.01%		1.93%		1.73%		1.52	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.48)%		(1.78)%		(2.39)%		(3.02)%		(3.21	)%(l)
Portfolio turnover rate^	3	%(z)	9%		2%		2%		1	%(z)
*	Commencement of Operations.
**	Includes tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66% in 2020 and 0.65% in 2021, 2019, 2018 and 2017.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 SMARTBETA EQUITY FUND (Unaudited)

Sector Weightings as of April 30, 2021	% of Net Assets
Information Technology	18.9%
Financials	14.4
Health Care	14.3
Industrials	12.9
Consumer Staples	11.1
Consumer Discretionary	7.3
Communication Services	6.5
Utilities	4.9
Materials	3.6
Real Estate	3.0
Energy	1.0
Investment Company	0.7
Cash and Other	1.4

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period* 11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,228.76	$6.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class I
Actual	1,000.00	1,231.00	4.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class R
Actual	1,000.00	1,227.23	7.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76
Class T**
Actual	1,000.00	1,230.28	4.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Portfolio’s A, I, R and T shares annualized expense ratio of 1.10%, 0.85%, 1.35% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

** Class T shares currently are not offered for sale.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (6.5%)
Diversified Telecommunication Services (1.8%)
BCE, Inc.	2,000	$94,537
Nippon Telegraph & Telephone Corp.	8,500	214,269
Orange SA	6,667	82,959
Singapore Telecommunications Ltd.	67,600	126,996
Swisscom AG (Registered)	331	179,518
Telenor ASA	8,112	144,669
Verizon Communications, Inc.	15,700	907,303

		1,750,251

Entertainment (0.6%)
Activision Blizzard, Inc.	3,400	310,046
Nintendo Co. Ltd.	200	114,722
Take-Two Interactive Software, Inc.*	300	52,614
Vivendi SE*	2,850	99,366

		576,748

Interactive Media & Services (2.7%)
Alphabet, Inc., Class A*	800	1,882,800
Facebook, Inc., Class A*	2,200	715,176
REA Group Ltd.	679	82,828

		2,680,804

Media (0.8%)
Charter Communications, Inc., Class A*	100	67,345
Comcast Corp., Class A	8,400	471,660
Omnicom Group, Inc.	800	65,808
Quebecor, Inc., Class B	2,000	53,777
Shaw Communications, Inc., Class B	3,587	103,891

		762,481

Wireless Telecommunication Services (0.6%)
KDDI Corp.	8,000	241,998
Rogers Communications, Inc., Class B	4,600	226,566
SoftBank Corp.	10,400	134,128

		602,692

Total Communication Services		6,372,976

Consumer Discretionary (7.3%)
Automobiles (0.5%)
Bayerische Motoren Werke AG	1,134	113,703
Honda Motor Co. Ltd.	2,800	82,804
Toyota Motor Corp.	3,400	252,830

		449,337

Distributors (0.1%)
Genuine Parts Co.	400	49,988
Pool Corp.	200	84,504

		134,492

Hotels, Restaurants & Leisure (0.2%)
Domino’s Pizza, Inc.	200	84,468
Restaurant Brands International, Inc.	1,200	82,408

		166,876

Household Durables (0.8%)
DR Horton, Inc.	1,200	117,948
Garmin Ltd.	700	96,068
Lennar Corp., Class A	1,500	155,400
NVR, Inc.*	10	50,181
Panasonic Corp.	6,500	76,663
PulteGroup, Inc.	1,000	59,120
Sekisui House Ltd.	6,000	121,274
Sony Group Corp.	1,300	129,655

		806,309

Internet & Direct Marketing Retail (2.4%)
Amazon.com, Inc.*	600	2,080,452
eBay, Inc.	2,356	131,441
Prosus NV*	1,337	145,037

		2,356,930

Multiline Retail (0.5%)
Target Corp.	1,400	290,164
Wesfarmers Ltd.	5,313	221,465

		511,629

Specialty Retail (2.1%)
AutoZone, Inc.*	100	146,412
Best Buy Co., Inc.	1,100	127,897
Home Depot, Inc. (The)	3,000	971,010
Industria de Diseno Textil SA	2,000	71,221
Lowe’s Cos., Inc.	1,900	372,875
O’Reilly Automotive, Inc.*	200	110,576
Ross Stores, Inc.	500	65,470
TJX Cos., Inc. (The)	3,700	262,700

		2,128,161

Textiles, Apparel & Luxury Goods (0.7%)
Kering SA	130	104,169
Lululemon Athletica, Inc.*	600	201,162
LVMH Moet Hennessy Louis Vuitton SE	200	150,570
NIKE, Inc., Class B	1,800	238,716

		694,617

Total Consumer Discretionary		7,248,351

Consumer Staples (11.1%)
Beverages (2.9%)
Brown-Forman Corp., Class B	1,700	129,676
Carlsberg A/S, Class B	556	97,575
Coca-Cola Co. (The)	16,400	885,272
Diageo plc	7,117	319,539
Heineken NV	1,512	175,309
Keurig Dr Pepper, Inc.	2,400	86,040
Kirin Holdings Co. Ltd.	2,400	45,029
Monster Beverage Corp.*	800	77,640
PepsiCo, Inc.	6,891	993,406
Pernod Ricard SA	493	101,175

		2,910,661

Food & Staples Retailing (2.4%)
Alimentation Couche-Tard, Inc., Class B	2,700	91,490
Costco Wholesale Corp.	1,968	732,273
George Weston Ltd.	500	44,148

See Notes to Financial Statements.

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1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

Koninklijke Ahold Delhaize NV	7,274	$195,804
Kroger Co. (The)	2,200	80,388
Loblaw Cos. Ltd.	800	44,421
Metro, Inc.	1,800	82,477
Seven & i Holdings Co. Ltd.	2,400	103,190
Walmart, Inc.	5,800	811,478
Woolworths Group Ltd.	6,964	210,833

		2,396,502

Food Products (2.0%)
Archer-Daniels-Midland Co.	3,700	233,581
Chocoladefabriken Lindt & Spruengli AG (Registered)*	1	98,768
General Mills, Inc.	2,800	170,408
Hershey Co. (The)	400	65,720
Kellogg Co.	2,700	168,534
McCormick & Co., Inc. (Non-Voting)	1,200	108,432
Mondelez International, Inc., Class A	9,003	547,473
Nestle SA (Registered)	4,436	528,871
Orkla ASA	3,931	40,122

		1,961,909

Household Products (2.7%)
Church & Dwight Co., Inc.	1,500	128,610
Clorox Co. (The)	700	127,750
Colgate-Palmolive Co.	7,500	605,250
Essity AB, Class B	1,257	41,026
Henkel AG & Co. KGaA (Preference) (q)	1,807	207,601
Kimberly-Clark Corp.	3,765	501,950
Procter & Gamble Co. (The)	7,800	1,040,676

		2,652,863

Personal Products (1.1%)
Estee Lauder Cos., Inc. (The), Class A	800	251,040
Kao Corp.	2,600	166,696
L’Oreal SA	776	318,741
Unilever plc (Cboe Europe)	4,042	236,074
Unilever plc (London Stock Exchange)	1,300	75,971

		1,048,522

Total Consumer Staples		10,970,457

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Enbridge, Inc.	9,100	350,999
Equinor ASA	4,379	89,169
Neste OYJ	1,200	72,712
TC Energy Corp.	6,100	301,787
TOTAL SE	2,715	120,201

Total Energy		934,868

Financials (14.4%)
Banks (4.2%)
Bank Leumi Le-Israel BM*	10,549	74,303
Bank of Montreal	1,600	151,012
Bank of Nova Scotia (The)	8,100	515,793

Banque Cantonale Vaudoise (Registered)	473	48,219
Canadian Imperial Bank of Commerce	3,300	343,061
Commonwealth Bank of Australia	2,482	170,245
First Republic Bank	500	91,620
Hang Seng Bank Ltd.	4,100	80,493
Japan Post Bank Co. Ltd.	9,900	90,494
JPMorgan Chase & Co.	2,000	307,620
Mitsubishi UFJ Financial Group, Inc.	7,900	41,780
Mizrahi Tefahot Bank Ltd.*	1,800	50,703
Mizuho Financial Group, Inc.	3,460	48,596
National Bank of Canada	1,300	94,511
Oversea-Chinese Banking Corp. Ltd.	8,600	78,843
Royal Bank of Canada	7,400	706,255
Sumitomo Mitsui Financial Group, Inc.	2,300	80,013
Sumitomo Mitsui Trust Holdings, Inc.	2,300	78,287
Svenska Handelsbanken AB, Class A	12,505	145,028
Toronto-Dominion Bank (The)	10,700	735,590
United Overseas Bank Ltd.	4,200	83,921
US Bancorp	1,800	106,830
Westpac Banking Corp.	3,771	72,567

		4,195,784

Capital Markets (4.0%)
Ameriprise Financial, Inc.	300	77,520
ASX Ltd.	2,525	141,956
Bank of New York Mellon Corp. (The)	4,100	204,508
BlackRock, Inc.	600	491,580
Charles Schwab Corp. (The)	2,700	190,080
Deutsche Boerse AG	1,266	218,109
Hong Kong Exchanges & Clearing Ltd.	1,500	90,760
Intercontinental Exchange, Inc.	4,400	517,924
Japan Exchange Group, Inc.	3,500	82,032
London Stock Exchange Group plc	840	85,846
MarketAxess Holdings, Inc.	100	48,846
Moody’s Corp.	1,200	392,052
MSCI, Inc.	600	291,462
Nasdaq, Inc.	600	96,924
Northern Trust Corp.	800	91,040
S&P Global, Inc.	1,800	702,702
T. Rowe Price Group, Inc.	900	161,280
TMX Group Ltd.	500	55,099

		3,939,720

Consumer Finance (0.3%)
American Express Co.	1,600	245,360

Insurance (5.9%)
Aflac, Inc.	4,600	247,158
AIA Group Ltd.	6,200	78,939
Allianz SE (Registered)	1,424	370,478
Allstate Corp. (The)	2,200	278,960
Aon plc, Class A	1,900	477,736
Arthur J Gallagher & Co.	2,000	289,900
Assicurazioni Generali SpA	3,544	71,091
Aviva plc	13,479	74,516

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

Brown & Brown, Inc.	900	$47,862
Chubb Ltd.	1,500	257,385
Fidelity National Financial, Inc.	1,200	54,744
Gjensidige Forsikring ASA	1,820	41,422
Great-West Lifeco, Inc.	2,700	78,288
Hannover Rueck SE	376	69,525
Hartford Financial Services Group, Inc. (The)	1,300	85,748
Intact Financial Corp.	900	119,629
Japan Post Insurance Co. Ltd.	2,600	50,102
Legal & General Group plc	21,533	81,007
Loews Corp.	1,700	94,775
Manulife Financial Corp.	7,000	152,854
Markel Corp.*	40	47,057
Marsh & McLennan Cos., Inc.	4,900	664,930
MetLife, Inc.	3,600	229,068
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	660	190,952
Power Corp. of Canada	3,400	99,028
Progressive Corp. (The)	2,600	261,924
Sampo OYJ, Class A	1,600	76,001
Sompo Holdings, Inc.	2,000	74,298
Sun Life Financial, Inc.	6,100	329,082
Suncorp Group Ltd.	8,528	69,046
T&D Holdings, Inc.	6,200	75,961
Tokio Marine Holdings, Inc.	1,600	76,567
Travelers Cos., Inc. (The)	2,000	309,320
Zurich Insurance Group AG	718	294,590

		5,819,943

Total Financials		14,200,807

Health Care (14.3%)
Biotechnology (0.7%)
Amgen, Inc.	1,706	408,826
CSL Ltd.	795	166,066
Regeneron Pharmaceuticals, Inc.*	300	144,390

		719,282

Health Care Equipment & Supplies (5.3%)
Abbott Laboratories	7,000	840,560
Becton Dickinson and Co.	800	199,048
Coloplast A/S, Class B	400	66,188
Cooper Cos., Inc. (The)	200	82,178
Danaher Corp.	3,000	761,820
Edwards Lifesciences Corp.*	3,300	315,216
Hologic, Inc.*	1,400	91,770
Hoya Corp.	1,000	113,780
IDEXX Laboratories, Inc.*	500	274,495
Intuitive Surgical, Inc.*	400	346,000
Koninklijke Philips NV*	4,092	230,631
Medtronic plc	6,500	850,980
ResMed, Inc.	600	112,782
Siemens Healthineers AG (m)	2,166	123,642
STERIS plc	500	105,510
Stryker Corp.	1,900	498,997
Terumo Corp.	2,100	79,396
West Pharmaceutical Services, Inc.	400	131,408

		5,224,401

Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	400	48,320
Anthem, Inc.	900	341,451
Cardinal Health, Inc.	900	54,306
Cigna Corp.	700	174,307
HCA Healthcare, Inc.	1,100	221,166
Humana, Inc.	500	222,620
Laboratory Corp. of America Holdings*	300	79,761
McKesson Corp.	700	131,292
Quest Diagnostics, Inc.	400	52,752
Sonic Healthcare Ltd.	5,021	138,781
UnitedHealth Group, Inc.	2,000	797,600

		2,262,356

Health Care Technology (0.2%)
Cerner Corp.	1,000	75,050
Veeva Systems, Inc., Class A*	300	84,735

		159,785

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	2,700	360,828
Mettler-Toledo International, Inc.*	200	262,664
Thermo Fisher Scientific, Inc.	1,500	705,345
Waters Corp.*	300	89,961

		1,418,798

Pharmaceuticals (4.4%)
Chugai Pharmaceutical Co. Ltd.	1,200	45,029
Eli Lilly and Co.	1,900	347,263
GlaxoSmithKline plc	11,219	207,557
Johnson & Johnson	6,000	976,380
Merck & Co., Inc.	10,100	752,450
Merck KGaA	935	164,288
Novartis AG (Registered)	2,916	248,926
Novo Nordisk A/S, Class B	4,047	296,423
Otsuka Holdings Co. Ltd.	1,200	46,127
Pfizer, Inc.	5,100	197,115
Roche Holding AG	1,096	357,152
Sanofi	1,405	147,413
Zoetis, Inc.	3,200	553,696

		4,339,819

Total Health Care		14,124,441

Industrials (12.9%)
Aerospace & Defense (1.2%)
BAE Systems plc	6,741	47,125
General Dynamics Corp.	1,200	228,276
Lockheed Martin Corp.	1,500	570,840
Northrop Grumman Corp.	800	283,552
Teledyne Technologies, Inc.*	100	44,775

		1,174,568

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	500	48,540
Deutsche Post AG (Registered)	3,097	182,277
Expeditors International of Washington, Inc.	1,300	142,818
United Parcel Service, Inc., Class B	1,000	203,860
Yamato Holdings Co. Ltd.	3,000	84,683

		662,178

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (0.9%)
Assa Abloy AB, Class B	2,252	$64,190
Daikin Industries Ltd.	1,000	200,659
Geberit AG (Registered)	249	163,701
Johnson Controls International plc	1,200	74,808
Masco Corp.	800	51,104
Trane Technologies plc	2,000	347,660

		902,122

Commercial Services & Supplies (0.9%)
Cintas Corp.	500	172,570
Copart, Inc.*	800	99,608
Republic Services, Inc.	400	42,520
Secom Co. Ltd.	2,300	191,004
Waste Connections, Inc.	800	95,288
Waste Management, Inc.	2,400	331,128

		932,118

Construction & Engineering (0.3%)
Bouygues SA	1,098	47,047
Obayashi Corp.	5,300	48,349
Taisei Corp.	2,100	77,436
Vinci SA	500	54,943
WSP Global, Inc.	900	93,453

		321,228

Electrical Equipment (1.3%)
AMETEK, Inc.	500	67,465
Eaton Corp. plc	1,300	185,809
Emerson Electric Co.	2,500	226,225
Generac Holdings, Inc.*	300	97,185
Legrand SA	708	68,947
Mitsubishi Electric Corp.	4,500	69,256
Rockwell Automation, Inc.	700	184,982
Schneider Electric SE	2,328	372,301

		1,272,170

Industrial Conglomerates (1.4%)
3M Co.	2,900	571,706
Honeywell International, Inc.	1,500	334,560
Roper Technologies, Inc.	600	267,864
Siemens AG (Registered)	1,345	224,476

		1,398,606

Machinery (2.5%)
Alfa Laval AB	1,547	52,337
Atlas Copco AB, Class A	5,424	328,686
Caterpillar, Inc.	1,300	296,543
Cummins, Inc.	1,000	252,040
Deere & Co.	900	333,765
Dover Corp.	1,100	164,109
IDEX Corp.	500	112,100
Illinois Tool Works, Inc.	1,800	414,828
Kone OYJ, Class B	2,205	173,214
PACCAR, Inc.	1,100	98,868
Sandvik AB	2,000	49,447
SMC Corp.	100	58,057
Volvo AB, Class B	2,258	55,173
Xylem, Inc.	1,100	121,715

		2,510,882

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	180	53,808

Professional Services (1.2%)
Booz Allen Hamilton Holding Corp.	500	41,475
Experian plc	2,134	82,285
Jacobs Engineering Group, Inc.	500	66,805
Leidos Holdings, Inc.	500	50,640
Recruit Holdings Co. Ltd.	1,900	85,864
Teleperformance	337	130,096
Thomson Reuters Corp.	1,600	148,382
Verisk Analytics, Inc.	1,600	301,120
Wolters Kluwer NV	3,375	305,375

		1,212,042

Road & Rail (1.5%)
Canadian National Railway Co.	3,200	344,511
Canadian Pacific Railway Ltd.	800	298,555
CSX Corp.	1,200	120,900
Kansas City Southern	400	116,884
Norfolk Southern Corp.	400	111,696
Old Dominion Freight Line, Inc.	200	51,562
Union Pacific Corp.	1,800	399,762

		1,443,870

Trading Companies & Distributors (0.9%)
Brenntag SE	770	69,134
Fastenal Co.	1,900	99,332
Ferguson plc	473	59,654
ITOCHU Corp.	5,300	165,270
Mitsubishi Corp.	5,100	140,928
Mitsui & Co. Ltd.	4,900	103,277
Toyota Tsusho Corp.	2,200	93,000
WW Grainger, Inc.	400	173,416

		904,011

Total Industrials		12,787,603

Information Technology (18.9%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	12,994	661,524
Motorola Solutions, Inc.	700	131,810
Telefonaktiebolaget LM Ericsson, Class B	9,084	124,410

		917,744

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	2,200	148,148
Azbil Corp.	2,000	80,886
CDW Corp.	500	89,165
Corning, Inc.	1,400	61,894
Hexagon AB, Class B	646	61,612
Keyence Corp.	200	96,111
Keysight Technologies, Inc.*	600	86,610
Kyocera Corp.	900	54,656
Murata Manufacturing Co. Ltd.	600	47,779
Omron Corp.	600	45,512
Trimble, Inc.*	900	73,800
Zebra Technologies Corp., Class A*	100	48,774

		894,947

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

IT Services (4.3%)
Accenture plc, Class A	2,200	$637,934
Automatic Data Processing, Inc.	2,900	542,271
Broadridge Financial Solutions, Inc.	500	79,315
CGI, Inc.*	1,100	97,323
EPAM Systems, Inc.*	200	91,550
Fiserv, Inc.*	2,300	276,276
Fujitsu Ltd.	400	63,702
International Business Machines Corp.	600	85,128
Jack Henry & Associates, Inc.	300	48,849
Mastercard, Inc., Class A	1,600	611,296
Nomura Research Institute Ltd.	1,700	52,343
Paychex, Inc.	1,900	185,231
PayPal Holdings, Inc.*	1,307	342,813
VeriSign, Inc.*	900	196,893
Visa, Inc., Class A	4,100	957,596

		4,268,520

Semiconductors & Semiconductor Equipment (2.3%)
Applied Materials, Inc.	2,500	331,775
ASML Holding NV	390	253,757
Broadcom, Inc.	200	91,240
Intel Corp.	7,000	402,710
KLA Corp.	500	157,675
Lam Research Corp.	500	310,225
Skyworks Solutions, Inc.	500	90,665
Texas Instruments, Inc.	3,267	589,726

		2,227,773

Software (6.7%)
Adobe, Inc.*	1,600	813,344
Autodesk, Inc.*	900	262,719
Cadence Design Systems, Inc.*	1,400	184,478
Check Point Software Technologies Ltd.*	300	35,043
Citrix Systems, Inc.	400	49,540
Constellation Software, Inc.	100	146,762
Fair Isaac Corp.*	100	52,141
Fortinet, Inc.*	400	81,692
Intuit, Inc.	1,300	535,808
Microsoft Corp.	11,710	2,953,028
Nice Ltd.*	171	41,314
Oracle Corp.	9,800	742,742
SAP SE	2,490	349,533
Synopsys, Inc.*	1,000	247,060
Tyler Technologies, Inc.*	200	84,972

		6,580,176

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	24,704	3,247,588
Canon, Inc.	5,700	135,759
FUJIFILM Holdings Corp.	1,600	103,753
HP, Inc.	7,000	238,770
Seagate Technology plc	700	64,988

		3,790,858

Total Information Technology		18,680,018

Materials (3.6%)
Chemicals (2.6%)
Air Liquide SA	287	48,348
Akzo Nobel NV	1,348	161,934
BASF SE	929	74,921
Corteva, Inc.	2,900	141,404
Covestro AG (m)	1,425	93,233
Croda International plc	773	72,209
Ecolab, Inc.	2,700	605,124
FMC Corp.	400	47,296
Givaudan SA (Registered)	84	351,728
Nitto Denko Corp.	900	74,609
PPG Industries, Inc.	1,100	188,364
Sherwin-Williams Co. (The)	1,900	520,353
Shin-Etsu Chemical Co. Ltd.	300	50,645
Sika AG (Registered)	505	150,629

		2,580,797

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	200	70,624
Vulcan Materials Co.	300	53,472

		124,096

Containers & Packaging (0.2%)
Avery Dennison Corp.	500	107,085
Ball Corp.	800	74,912

		181,997

Metals & Mining (0.7%)
BHP Group Ltd.	2,538	93,261
BHP Group plc	1,834	55,330
Boliden AB	1,575	61,359
Franco-Nevada Corp.	1,300	181,100
Newcrest Mining Ltd.	2,719	55,548
Rio Tinto Ltd.	1,016	94,821
Rio Tinto plc	1,139	95,576

		636,995

Total Materials		3,523,885

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	1,000	181,100
American Tower Corp. (REIT)	2,200	560,494
AvalonBay Communities, Inc. (REIT)	900	172,800
Daiwa House REIT Investment Corp. (REIT)	23	61,683
Duke Realty Corp. (REIT)	3,100	144,212
Equity LifeStyle Properties, Inc. (REIT)	1,000	69,400
Equity Residential (REIT)	1,400	103,922
Essex Property Trust, Inc. (REIT)	200	58,104
Goodman Group (REIT)	7,429	108,221
Japan Real Estate Investment Corp. (REIT)	17	105,463
Mid-America Apartment Communities, Inc. (REIT)	900	141,597
Nippon Building Fund, Inc. (REIT)	17	111,684
Nippon Prologis REIT, Inc. (REIT)	27	86,714
Nomura Real Estate Master Fund, Inc. (REIT)	28	44,271

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

Prologis, Inc. (REIT)	2,800	$326,284
Public Storage (REIT)	700	196,812
Segro plc (REIT)	3,499	48,589
Sun Communities, Inc. (REIT)	400	66,732
UDR, Inc. (REIT)	1,800	83,610

		2,671,692

Real Estate Management & Development (0.3%)
CK Asset Holdings Ltd.	7,000	43,932
Daiwa House Industry Co. Ltd.	2,200	65,120
Deutsche Wohnen SE	1,043	56,428
Mitsubishi Estate Co. Ltd.	4,400	72,286
Swiss Prime Site AG (Registered)	583	56,656

		294,422

Total Real Estate		2,966,114

Utilities (4.9%)
Electric Utilities (2.2%)
EDP – Energias de Portugal SA	9,833	54,640
Enel SpA	46,107	458,258
Eversource Energy	5,400	465,588
Iberdrola SA	32,488	438,824
Orsted A/S (m)	780	113,771
Power Assets Holdings Ltd.	15,500	95,282
Red Electrica Corp. SA	5,446	100,012
SSE plc	6,604	133,888
Terna Rete Elettrica Nazionale SpA	28,874	212,795
Verbund AG	771	63,310

		2,136,368

Gas Utilities (0.5%)
APA Group	10,869	83,980
Atmos Energy Corp.	1,600	165,744
Naturgy Energy Group SA	2,062	52,878
Snam SpA	32,906	185,147
Tokyo Gas Co. Ltd.	2,000	40,498

		528,247

Independent Power and Renewable Electricity Producers (0.2%)
Meridian Energy Ltd.	15,598	59,493
Northland Power, Inc.	2,700	93,006
Uniper SE	1,620	59,091

		211,590

Multi-Utilities (1.5%)
CMS Energy Corp.	2,600	167,414
E.ON SE	25,779	310,734
National Grid plc	11,977	150,621
Public Service Enterprise Group, Inc.	5,300	334,748
Sempra Energy	2,900	398,953
WEC Energy Group, Inc.	1,700	165,189

		1,527,659

Water Utilities (0.5%)
American Water Works Co., Inc.	2,200	343,178
Severn Trent plc	2,897	99,102

		442,280

Total Utilities		4,846,144

Total Common Stocks (97.9%) (Cost $81,602,385)		96,655,664

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	721,296	721,657

Total Short-Term Investment (0.7%) (Cost $721,657)		721,657

Total Investments in Securities (98.6%) (Cost $82,324,042)		97,377,321
Other Assets Less Liabilities (1.4%)		1,420,415

Net Assets (100%)		$98,797,736

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2021, the market value of these securities amounted to $330,646 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Country Diversification As a Percentage of Total Net Assets
Australia	1.9%
Austria	0.1
Canada	6.3
China	0.2
Denmark	0.6
Finland	0.3
France	1.9
Germany	2.9
Hong Kong	0.4
Israel	0.2
Italy	0.9
Japan	5.4
Netherlands	1.3
New Zealand	0.1
Norway	0.3
Portugal	0.1
Singapore	0.3
Spain	0.7
Sweden	1.0
Switzerland	2.6
United Kingdom	1.7
United States	69.4
Cash and Other	1.4

100.0%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,951,523	$1,421,453	$—	$6,372,976
Consumer Discretionary	5,778,960	1,469,391	—	7,248,351
Consumer Staples	8,008,133	2,962,324	—	10,970,457
Energy	652,786	282,082	—	934,868
Financials	10,744,117	3,456,690	—	14,200,807
Health Care	11,693,042	2,431,399	—	14,124,441
Industrials	8,885,604	3,901,999	—	12,787,603
Information Technology	17,168,891	1,511,127	—	18,680,018
Materials	1,989,734	1,534,151	—	3,523,885
Real Estate	2,105,067	861,047	—	2,966,114
Utilities	2,133,820	2,712,324	—	4,846,144
Short-Term Investment
Investment Company	721,657	—	—	721,657

Total Assets	$74,833,334	$22,543,987	$—	$97,377,321

Total Liabilities	$—	$—	$—	$—

Total	$74,833,334	$22,543,987	$—	$97,377,321

The Fund held no derivatives contracts during the six months ended April 30, 2021.

Investment security transactions for the six months ended April 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,234,994
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,369,671

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,308,322
Aggregate gross unrealized depreciation	(376,634)

Net unrealized appreciation	$14,931,688

Federal income tax cost of investments in securities and derivative instruments, if applicable	$82,445,633

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $82,324,042)	$97,377,321
Cash	382,815
Foreign cash (Cost $393,103)	390,929
Receivable for Fund shares sold	1,654,077
Dividends, interest and other receivables	176,816
Receivable for securities sold	37,781
Prepaid registration and filing fees	28,189
Other assets	8,903

Total assets	100,056,831

LIABILITIES
Payable for securities purchased	1,099,956
Payable for Fund shares redeemed	48,708
Investment advisory fees payable	26,773
Administrative fees payable	11,539
Transfer agent fees payable	7,781
Distribution fees payable – Class A	900
Trustees’ fees payable	565
Distribution fees payable – Class R	177
Accrued expenses	62,696

Total liabilities	1,259,095

NET ASSETS	$98,797,736

Net assets were comprised of:
Paid in capital	$81,168,045
Total distributable earnings (loss)	17,629,691

Net assets	$98,797,736

Class A
Net asset value and redemption price per share, $4,450,241 / 274,504 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.21
Maximum sales charge (5.50% of offering price)	0.94

Maximum offering price per share	$17.15

Class I
Net asset value and redemption price per share, $93,743,303 / 5,773,249 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.24

Class R
Net asset value and redemption price per share, $436,482 / 26,965 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.19

Class T**
Net asset value and redemption price per share, $167,710 / 10,332 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.23
Maximum sales charge (2.50% of offering price)	0.42

Maximum offering price per share	$16.65

**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (net of $44,650 foreign withholding tax)	$723,974

EXPENSES
Investment advisory fees	253,518
Administrative fees	54,326
Professional fees	39,391
Transfer agent fees	36,048
Printing and mailing expenses	24,841
Registration and filing fees	20,867
Custodian fees	11,061
Distribution fees – Class A	4,826
Trustees’ fees	1,812
Distribution fees – Class R	895
Distribution fees – Class T**	194
Miscellaneous	12,257

Gross expenses	460,036
Less: Waiver from investment adviser	(145,643)
Waiver from distributor	(193)

Net expenses	314,200

NET INVESTMENT INCOME (LOSS)	409,774

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,368,306
Foreign currency transactions	6,153

Net realized gain (loss)	2,374,459

Change in unrealized appreciation (depreciation) on:
Investments in securities	11,188,308
Foreign currency translations	(1,900)

Net change in unrealized appreciation (depreciation)	11,186,408

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,560,867

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,970,641

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$409,774	$442,219
Net realized gain (loss)	2,374,459	254,091
Net change in unrealized appreciation (depreciation)	11,186,408	(236,824)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,970,641	459,486

Distributions to shareholders:
Class A	(40,097)	(44,168)
Class I	(773,942)	(572,775)
Class R	(2,846)	(2,785)
Class T**	(2,027)	(3,196)

Total distributions to shareholders	(818,912)	(622,924)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [39,700 and 145,209 shares, respectively]	602,657	1,889,452
Capital shares issued in reinvestment of dividends [2,635 and 3,024 shares, respectively]	38,322	40,643
Capital shares repurchased [(13,582) and (53,461) shares, respectively]	(204,645)	(718,635)

Total Class A transactions	436,334	1,211,460

Class I
Capital shares sold [2,750,262 and 2,083,058 shares, respectively]	41,860,093	27,872,805
Capital shares issued in reinvestment of dividends [40,091 and 20,252 shares, respectively]	583,327	272,391
Capital shares repurchased [(515,044) and (397,169) shares, respectively]	(7,800,776)	(5,112,229)

Total Class I transactions	34,642,644	23,032,967

Class R
Capital shares sold [11,095 and 6,415 shares, respectively]	165,006	86,997
Capital shares issued in reinvestment of dividends [100 and 10 shares, respectively]	1,448	132
Capital shares repurchased [(1,945) and (23) shares, respectively]	(28,739)	(302)

Total Class R transactions	137,715	86,827

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	35,216,693	24,331,254

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,368,422	24,167,816
NET ASSETS:
Beginning of period	50,429,314	26,261,498

End of period	$98,797,736	$50,429,314

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Class A			2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.34		$13.34	$12.09	$12.23	$10.25	$10.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.14	0.15	0.15	0.13	0.12	##
Net realized and unrealized gain (loss)	2.96		0.14	1.67	0.06	1.96	0.04

Total from investment operations	3.03		0.28	1.82	0.21	2.09	0.16

Less distributions:
Dividends from net investment income	(0.08)		(0.13)	(0.14)	(0.15)	(0.11)	(0.15)
Distributions from net realized gains	(0.08)		(0.15)	(0.43)	(0.20)	—	—

Total dividends and distributions	(0.16)		(0.28)	(0.57)	(0.35)	(0.11)	(0.15)

Net asset value, end of period	$16.21		$13.34	$13.34	$12.09	$12.23	$10.25

Total return (b)	22.88%		2.07%	15.81%	1.64%	20.58%	1.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,450		$3,278	$2,014	$1,123	$685	$269
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.14%	1.15%	1.15%	1.20%	1.35%
Before waivers and reimbursements (a)(f)	1.51%		1.83%	2.26%	2.42%	2.77%	2.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.87%		1.04%	1.19%	1.21%	1.17%	1.23	%(aa)
Before waivers and reimbursements (a)(f)	0.46%		0.35%	0.08%	(0.06)%	(0.41)%	(0.18	)%(aa)
Portfolio turnover rate^	26	%(z)	42%	31%	49%	41%	27%

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Class I			2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.37		$13.37	$12.11	$12.25	$10.27	$10.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.17	0.19	0.18	0.17	0.15	##
Net realized and unrealized gain (loss)	2.97		0.14	1.67	0.06	1.95	0.03

Total from investment operations	3.06		0.31	1.86	0.24	2.12	0.18

Less distributions:
Dividends from net investment income	(0.11)		(0.16)	(0.17)	(0.18)	(0.14)	(0.17)
Distributions from net realized gains	(0.08)		(0.15)	(0.43)	(0.20)	—	—

Total dividends and distributions	(0.19)		(0.31)	(0.60)	(0.38)	(0.14)	(0.17)

Net asset value, end of period	$16.24		$13.37	$13.37	$12.11	$12.25	$10.27

Total return (b)	23.10%		2.30%	16.16%	1.86%	20.85%	1.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$93,743		$46,777	$23,959	$16,340	$14,158	$10,838
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.89%	0.90%	0.90%	0.96%	1.10%
Before waivers and reimbursements (a)(f)	1.25%		1.58%	2.02%	2.16%	2.49%	2.51%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.15%		1.27%	1.49%	1.47%	1.48%	1.44	%(aa)
Before waivers and reimbursements (a)(f)	0.75%		0.58%	0.37%	0.21%	(0.05)%	0.04	%(aa)
Portfolio turnover rate^	26	%(z)	42%	31%	49%	41%	27%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Class R			2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.30		$13.31	$12.06	$12.20	$10.23	$10.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10	0.12	0.12	0.11	0.10	##
Net realized and unrealized gain (loss)	2.97		0.14	1.67	0.06	1.94	0.03

Total from investment operations	3.02		0.24	1.79	0.18	2.05	0.13

Less distributions:
Dividends from net investment income	(0.05)		(0.10)	(0.11)	(0.12)	(0.08)	(0.12)
Distributions from net realized gains	(0.08)		(0.15)	(0.43)	(0.20)	—	—

Total dividends and distributions	(0.13)		(0.25)	(0.54)	(0.32)	(0.08)	(0.12)

Net asset value, end of period	$16.19		$13.30	$13.31	$12.06	$12.20	$10.23

Total return (b)	22.72%		1.75%	15.55%	1.39%	20.21%	1.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$436		$236	$151	$136	$137	$115
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.35%		1.39%	1.40%	1.40%	1.46%	1.60%
Before waivers and reimbursements (a)(f)	1.75%		2.09%	2.52%	2.66%	2.98%	3.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.64%		0.77%	1.00%	0.98%	0.98%	0.98	%(aa)
Before waivers and reimbursements (a)(f)	0.23%		0.07%	(0.12)%	(0.29)%	(0.54)%	(0.43	)%(aa)
Portfolio turnover rate^	26	%(z)	42%	31%	49%	41%	27%

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Class T**			2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.37		$13.37	$12.11	$12.25	$10.27	$10.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.17	0.19	0.18	0.17	0.15	##
Net realized and unrealized gain (loss)	2.97		0.14	1.67	0.06	1.95	0.03

Total from investment operations	3.05		0.31	1.86	0.24	2.12	0.18

Less distributions:
Dividends from net investment income	(0.11)		(0.16)	(0.17)	(0.18)	(0.14)	(0.17)
Distributions from net realized gains	(0.08)		(0.15)	(0.43)	(0.20)	—	—

Total dividends and distributions	(0.19)		(0.31)	(0.60)	(0.38)	(0.14)	(0.17)

Net asset value, end of period	$16.23		$13.37	$13.37	$12.11	$12.25	$10.27

Total return (b)	23.03%		2.30%	16.16%	1.86%	20.85%	1.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$168		$138	$138	$125	$127	$106
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.90%	0.90%	0.90%	0.96%	1.10%
Before waivers and reimbursements (a)(f)	1.51%		1.84%	2.27%	2.41%	2.96%	3.51%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.11%		1.28%	1.50%	1.47%	1.48%	1.48	%(aa)
Before waivers and reimbursements (a)(f)	0.45%		0.33%	0.13%	(0.04)%	(0.52)%	(0.93	)%(aa)
Portfolio turnover rate^	26	%(z)	42%	31%	49%	41%	27%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C Shares.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08, $0.11, $0.06 and $0.11 for Class A, Class I, Class R and Class T, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.37% lower.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2021 (Unaudited)

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company with fifteen diversified funds in operation (each, a “Fund” and collectively, the “Funds”). The investment adviser to each Fund is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and the 1290 Retirement 2060 Fund (each, a “1290 Retirement Fund” and together, the “1290 Retirement Funds”) as well as 1290 Multi-Alternative Strategies Fund are types of mutual funds often described as “fund-of-funds.” These Funds pursue their investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”). The underlying funds’ financial statements are included in each underlying fund’s annual report, which is filed with the SEC on Form N-CSR and are publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/ companysearch.html).

The Trust has authorized four classes of shares, Class A, Class I, Class R and Class T on behalf of each of the fifteen Funds. Class T shares are currently not offered for sale. Additionally, 1290 Retirement Funds currently only offer Class I shares for sale.

The Class A, Class R and Class T shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all four classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Diversified Bond Fund and 1290 High Yield Bond Fund, and up to 5.50% for 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/ Mid Cap Value Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund and each 1290 Retirement Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of the original net asset value (“NAV”) of the redeemed shares at the time of purchase or the aggregate NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase. Class T shares are subject to a maximum front-end sales charge of up to 2.50%.

The investment objectives of each Fund are as follows:

1290 Diversified Bond Fund (sub-advised by Brandywine Global Investment Management, LLC) — Seeks to maximize total return consisting of income and capital appreciation.

1290 DoubleLine Dynamic Allocation Fund (sub-advised by DoubleLine Capital LP) — Seeks to achieve total return from long-term capital appreciation and income.

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management Inc.) — Seeks to maximize capital appreciation.

1290 High Yield Bond Fund (sub-advised by AXA Investment Managers, Inc.) — Seeks to maximize current income.

1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2021 (Unaudited)

1290 Retirement 2020 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2025 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2030 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2035 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2040 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2045 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2050 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2055 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2060 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 SmartBeta Equity Fund (sub-advised by AXA Rosenberg Investment Management LLC) — Seeks to achieve long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon,

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2021 (Unaudited)

cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Fund are generally valued at the NAV of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a clearing counterparty, registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Trust’s Valuation Committee (as discussed below).

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the NAVs of each of the Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, EIM (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub- administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2021 (Unaudited)

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of April 30, 2021, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee may receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income (including amortization of

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2021 (Unaudited)

premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class-specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal, State and local income tax provisions are required.

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April 30, 2021 (Unaudited)

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2020, the Funds did not incur any interest or penalties. Each of the tax years in the four year period ended October 31, 2020 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Funds (1290 Diversified Bond Fund and 1290 High Yield Bond Fund declare and distribute monthly). Dividends to shareholders of a Fund to which such gains are attributable from net realized short-term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended October 31, 2020 and October 31, 2019 and the tax composition of undistributed ordinary income and undistributed long term gains at October 31, 2020 are presented in the following table. For the Funds, the cumulative timing differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to foreign currency forwards mark-to-market (1290 Diversified Bond), capital loss carryover (1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 Multi-Alternative Strategies), wash sale loss deferrals (1290 DoubleLine Dynamic Allocation, 1290 GAMCO Small/Mid Cap Value, 1290 Retirement 2020, 1290 Retirement 2025, 1290 Retirement 2035 and 1290 Retirement 2050), partnership basis adjustments (1290 Multi-Alternative Strategies) and deferral of losses on offsetting positions (1290 Diversified Bond).

	Year Ended October 31, 2020		As of October 31, 2020		Year Ended October 31, 2019
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Diversified Bond	$3,422,102	$1,135,916	$2,641,710	$1,259,904	$2,216,565	$—
1290 DoubleLine Dynamic Allocation	2,459,180	932,015	3,317,519	1,964,856	1,100,643	1,627,303
1290 GAMCO Small/Mid Cap Value	1,124,418	682,834	357,131	—	1,094,928	212,987
1290 High Yield Bond	2,116,287	—	—	—	1,894,976	—
1290 Multi-Alternative Strategies	394,171	—	51,956	—	203,361	21,640
1290 Retirement 2020	230,001	147,437	140,458	280,161	120,395	22,023
1290 Retirement 2025	376,997	347,700	236,450	407,223	161,829	14,712
1290 Retirement 2030	117,233	18,945	75,802	291,111	84,195	4,009
1290 Retirement 2035	160,866	64,748	118,955	314,610	105,840	1,252
1290 Retirement 2040	73,000	5,113	52,828	87,213	65,663	2,736
1290 Retirement 2045	105,828	853	84,181	176,846	73,894	1,428
1290 Retirement 2050	71,246	4,801	53,465	50,021	67,767	2,824
1290 Retirement 2055	65,440	3,067	45,832	42,640	66,386	2,655
1290 Retirement 2060	64,568	4,754	47,825	53,283	62,501	2,604
1290 SmartBeta Equity	324,944	297,980	382,281	350,953	248,559	637,011

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2021 (Unaudited)

Ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. For the year ended October 31, 2020, the Fund elected to defer late year losses, in the amount listed below:

Fund:	Deferred Late Year Losses
1290 Multi-Alternative Strategies	$37,322

The following Fund elected to defer late year losses during the year ended October 31, 2019:

Fund:	Deferred Late Year Losses
1290 Multi-Alternative Strategies	$1,381

The following Fund had a Return of Capital during the year ended October 31, 2019:

Fund:	Return of Capital
1290 High Yield Bond	$37,045

Net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. A portion of 1290 High Yield Bond Fund’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations. The following Funds utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses Carried Forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 GAMCO Small/Mid Cap Value	$—	$—	$286,020	$3,692,862
1290 High Yield Bond	—	—	761,275	2,527,448
1290 Multi-Alternative Strategies	—	34,900	145,235	62,748

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or

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NOTES TO FINANCIAL STATEMENTS (Continued)

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netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy, or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

The Funds may be exposed to foreign currency risks associated with Fund investments. Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations of the Funds. The Funds may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in Swap market value, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation

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April 30, 2021 (Unaudited)

of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. There is potential for swaps to be illiquid. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Currency swaps involve the exchange by one party with another party of a series of payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund may enter into currency swaps that involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain

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April 30, 2021 (Unaudited)

offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to- market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market- based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Forward Settling Transactions:

Certain Funds make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Funds may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Funds’ other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry accepted “good delivery” standards. Funds may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, a Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, a Fund maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2021 (Unaudited)

behalf of the Funds with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale buybacks by and between the Sub-Advisers on behalf of the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Fund is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Fund; securities pledged by a Fund are so noted in the accompanying Portfolio of Investments; both remain in the Fund’s assets. Securities received as collateral by counterparties are not included in the Fund’s assets because the Fund does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Fund may be held in a segregated account at the respective counterparty or Fund’s custodian. For OTC derivatives, collateral posted or received by the Fund is held in a segregated account at the respective counterparty or Fund’s custodian. As of April 30, 2021, collateral pledged by counterparties to 1290 DoubleLine Dynamic Allocation for OTC derivatives consisted of $361,000 in the form of a U.S. Treasury Note.

On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule” or “Rule 18f-4”) under the 1940 Act which, following a transition period, will replace existing SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. Among other changes, the Derivatives Rule will require a Fund to trade derivatives and certain other instruments that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit, develop and implement a derivatives risk management program and new testing requirements, and comply with new requirements related to board and SEC reporting. These new requirements will apply unless a Fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule. In connection with the final rule, the SEC and its staff will rescind and withdraw applicable guidance and relief regarding asset segregation and coverage transactions reflected in the Funds’ asset segregation and cover practices discussed herein. The full impact of Rule 18f-4 on the Funds remain uncertain, but due to

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2021 (Unaudited)

the compliance timeline within Rule 18f-4, it is unlikely that the Funds will be required to fully comply with the requirements until 2022.

Market and Credit Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, foreign securities, forward settling transactions and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Fund generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Fund generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. As of April 30, 2021, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Fund is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. The publication of LIBOR is expected to be discontinued at the end of 2021, although the publication of USD LIBOR has been extended to 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Fund’s performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Fund.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2021 (Unaudited)

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Funds that is greater than if the Funds had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss.

The market values of the Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling or is perceived as unable or unwilling to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Funds may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

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April 30, 2021 (Unaudited)

Because certain Funds invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Funds indirectly bear a portion of the fees and expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a Fund that exclusively invests directly in individual stocks and bonds. The Funds are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage- related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Fund to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Fund’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Adviser is responsible for (i) providing a continuous investment program for the Funds; (ii) monitoring the implementation of the investment program for each Fund; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Fund; (iv) effecting transactions for each Fund and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Funds; (vi) making recommendations to the Board regarding the investment programs of the Funds, including any changes to the investment objectives and policies of a Fund; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Investment Advisory Fees
1290 Retirement 2020	0.500% of average daily net assets
1290 Retirement 2025	0.500% of average daily net assets
1290 Retirement 2030	0.500% of average daily net assets
1290 Retirement 2035	0.500% of average daily net assets
1290 Retirement 2040	0.500% of average daily net assets
1290 Retirement 2045	0.500% of average daily net assets
1290 Retirement 2050	0.500% of average daily net assets
1290 Retirement 2055	0.500% of average daily net assets
1290 Retirement 2060	0.500% of average daily net assets

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2021 (Unaudited)

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 DoubleLine Dynamic Allocation	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

	(as a percentage of average daily net assets)
Fund:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 Multi-Alternative Strategies	0.500%	0.490%	0.480%	0.470%

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Thereafter
1290 Diversified Bond	0.600%	0.580%	0.560%
1290 High Yield Bond	0.600	0.580	0.560

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

In addition to the advisory fee, each Fund pays the Administrator its proportionate share of an asset-based administration fee, which is equal to an annual rate of the greater of 0.15% of each Fund’s average daily net assets, or $30,000 per Fund (or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable). The Administrator has contracted with the Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I, Class R and Class T shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A, Class R and Class T shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50
Class T*	0.25

*

The Distribution Fees for Class T shares are currently being waived. This waiver is voluntary and could be eliminated at any time at the discretion of the Distributor. The amounts waived for the period ended April 30, 2021 are included in waiver from distributor on the Statement of Operations for each Fund and are not eligible for recoupment.

The Trust, on behalf of the Funds, has entered into a transfer agency and service agreement (the “Transfer Agency Agreement”) with DST Asset Manager Solutions, Inc. (“DST”). Pursuant to the Transfer Agency Agreement, DST is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2021 (Unaudited)

distributions payable by the Funds. Under the Transfer Agency Agreement, DST receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

The Trust, on behalf of the Funds, has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Funds maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

The Adviser has contractually agreed to limit the expenses of certain Funds (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which a Fund may invest (except as noted in the table below), 12b-1 fees and extraordinary expenses not incurred in the ordinary course of such Fund’s business) through April 30, 2022 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Adviser has agreed to make payments or waive or limit its fees so that the total annual operating expenses do not exceed the following annual rates:

Funds:	Total Expense Limited For All Share Classes to (% of daily net assets)
1290 Diversified Bond	0.50%
1290 DoubleLine Dynamic Allocation*	0.95
1290 GAMCO Small/Mid Cap Value*	1.00
1290 High Yield Bond	0.75
1290 Multi-Alternative Strategies*	1.40
1290 Retirement 2020*	0.65
1290 Retirement 2025*	0.65
1290 Retirement 2030*	0.65
1290 Retirement 2035*	0.65
1290 Retirement 2040*	0.65
1290 Retirement 2045*	0.65
1290 Retirement 2050*	0.65
1290 Retirement 2055*	0.65
1290 Retirement 2060*	0.65
1290 SmartBeta Equity	0.85

*	Includes fees and expenses of other investment companies in which the Fund invests.

The Adviser first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to the Adviser the advisory fees waived or other expenses assumed and paid for by the Adviser pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Fund to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Fund will be made unless the Fund’s total annual expense ratio is less than the respective percentages stated

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2021 (Unaudited)

above for the respective period. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or assumed by the Adviser. During the six months ended April 30, 2021, the Funds did not incur recoupment fees. At April 30, 2021, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible Through				Total Eligible For Reimbursement
Funds:	2021	2022	2023	2024
1290 Diversified Bond	$187,258	$436,563	$809,448	$660,646	$2,093,915
1290 DoubleLine Dynamic Allocation	—	229,925	262,989	122,016	614,930
1290 GAMCO Small/Mid Cap Value	189,868	407,167	294,675	128,083	1,019,793
1290 High Yield Bond	—	227,837	264,144	130,916	622,897
1290 Multi-Alternative Strategies	73,487	152,126	147,303	61,508	434,424
1290 Retirement 2020	85,959	148,122	154,847	66,001	454,929
1290 Retirement 2025	87,359	164,119	172,097	77,420	500,995
1290 Retirement 2030	83,580	137,980	143,990	58,778	424,328
1290 Retirement 2035	85,922	143,164	150,885	63,561	443,532
1290 Retirement 2040	82,569	133,015	140,231	55,862	411,677
1290 Retirement 2045	84,127	137,163	145,551	59,697	426,538
1290 Retirement 2050	83,189	133,264	139,420	56,396	412,269
1290 Retirement 2055	83,084	132,927	138,525	55,482	410,018
1290 Retirement 2060	82,575	133,636	139,205	55,871	411,287
1290 SmartBeta Equity	109,706	236,252	243,147	145,643	734,748

During the six months ended April 30, 2021, EIM voluntarily waived fees for certain Funds. These amounts are included in voluntary waiver from investment adviser on the Statement of Operations for each Fund and are not eligible for recoupment.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Trust and management expect the risk of loss to be remote.

Note 3	Sales Charges

The Distributor receives sales charges on the Funds’ Class A and Class T shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. The Distributor has advised the Funds that for the six months ended April 30, 2021, the proceeds retained from sales and redemptions are as follows:

	Class A		Class T
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge	Front End Sales Charge
1290 Diversified Bond	$39,263	$—	$—
1290 DoubleLine Dynamic Allocation	16,202	—	—
1290 GAMCO Small/Mid Cap Value	11,726	—	—
1290 High Yield Bond	620	—	—
1290 Multi-Alternative Strategies	15	—	—
1290 SmartBeta Equity	25,579	—	—

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2021 (Unaudited)

Note 4	Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial, the Adviser and/or Equitable Distributors, LLC. No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended April 30, 2021, the three trusts in the fund complex reimbursed EIM for $216,000 of the Chief Compliance Officer’s compensation, including $867 reimbursed by the Trust.

Note 5	Percentage of Ownership by Affiliates

At April 30, 2021, the Adviser and Equitable Financial held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
1290 Doubleline Dynamic Allocation	85%
1290 GAMCO Small/ Mid Cap Value	34
1290 High Yield Bond	49
1290 Multi-Alternative Strategies	71
1290 Retirement 2020	97
1290 Retirement 2025	98
1290 Retirement 2030	99
1290 Retirement 2035	99
1290 Retirement 2040	98
1290 Retirement 2045	99
1290 Retirement 2050	100
1290 Retirement 2055	100
1290 Retirement 2060	100
1290 SmartBeta Equity	16

Shares of 1290 Diversified Bond Fund may be held as an underlying investment by certain series of the EQ Advisors Trust (EQ/All Asset Growth Allocation Portfolio and EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”)) and certain series of the EQ/Premier VIP Trust (EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”)). The following table represents the percentage of ownership that each of the EQ/All Asset Growth Allocation, Strategic Allocation series Portfolios, EQ Allocation Portfolios and Target Allocation Portfolios has in 1290 Diversified Bond Fund’s net assets as of April 30, 2021.

Portfolios:	1290 Diversified Bond
EQ/All Asset Growth Allocation	0.36%
EQ/Conservative Allocation	4.83
EQ/Conservative-Plus Allocation	3.97
EQ/Moderate Allocation	20.04
EQ/Moderate-Plus Allocation	15.03
EQ/Aggressive Allocation	1.85
Target 2015 Allocation	0.65
Target 2025 Allocation	1.54
Target 2035 Allocation	0.92
Target 2045 Allocation	0.41
Target 2055 Allocation	0.05

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

April 30, 2021 (Unaudited)

Note 6	- COVID-19 Impact

The extent of the impact of the coronavirus (“COVID-19”) outbreak on the financial performance of the Trust’s investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Trust’s investment results may be materially adversely affected.

Note 7	- Subsequent Events

The Adviser evaluated subsequent events from April 30, 2021, the date of these financial statements, through the date these financial statements were issued. There are no subsequent events that require recognition or disclosure in the financial statements.

1290 FUNDS

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (UNAUDITED)

At a meeting held on June 16-18, 2020 (the “June 2020 Meeting”), the Board of Trustees (the “Board”) of 1290 Funds (the “Trust”), including those Trustees who are not parties to the Replacement Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Replacement Agreement”) between Equitable Investment Management Group, LLC (formerly known as AXA Equitable Funds Management Group, LLC) (the “Adviser”), which serves as the Trust’s investment adviser, and Brandywine Global Investment Management, LLC (“Brandywine Global” or the “Sub-Adviser”) with respect to 1290 Diversified Bond Fund (the “Fund”).

The Sub-Adviser is a subsidiary of Legg Mason, Inc. (“Legg Mason”). In February 2020, Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton, announced that it had entered into an agreement with Legg Mason whereby Franklin Templeton would acquire Legg Mason in a transaction targeted to close in the third calendar quarter of 2020 (the “Acquisition”). Upon the closing of the Acquisition, Legg Mason would become a direct, wholly-owned subsidiary of Franklin Templeton, and each subsidiary of Legg Mason, including the Sub-Adviser, would become an indirect subsidiary of Franklin Templeton. At the time of the June 2020 Meeting, the Sub-Adviser was serving as investment sub-adviser for the Fund pursuant to an existing Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser dated November 13, 2019. The Board considered that the Acquisition would be deemed to result in a change of control of the Sub-Adviser under the 1940 Act, which in turn would result in the automatic termination of the existing Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser with respect to the Fund.

In anticipation of the change of control of the Sub-Adviser, at the June 2020 Meeting, the Board considered whether it would be in the best interests of the Fund and its shareholders to approve a new Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser (i.e., the Replacement Agreement) that would replace the existing Investment Sub-Advisory Agreement upon the closing of the Acquisition and, thereby, enable the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Fund. In this regard, the Board noted that it had most recently considered and approved the renewal of the Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser with respect to the Fund at a meeting held on July 16-18, 2019 (the “July 2019 Meeting”), in connection with the 2019 annual renewal of the Investment Sub-Advisory Agreement.

The Board also noted that the Trust is an affiliated investment company of EQ Premier VIP Trust and EQ Advisors Trust, which are also managed by the Adviser, and that all of the Board members also currently serve on the Boards of Trustees of EQ Premier VIP Trust and EQ Advisors Trust. The Board noted that the Sub-Adviser currently serves as investment sub-adviser for an allocated portion of the EQ/Core Plus Bond Portfolio, a series of EQ Premier VIP Trust, using the same core plus investment strategy and style and portfolio management team as the Sub-Adviser uses for the Fund, pursuant to an Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser dated May 1, 2020, and that it had considered and approved that Investment Sub-Advisory Agreement at a meeting held on December 4-5, 2019 (the “December 2019 Meeting”). The Board also noted that Franklin Templeton affiliates currently serve as investment sub-advisers for series (or allocated portions thereof) of EQ Advisors Trust pursuant to Investment Sub-Advisory Agreements between the Adviser and the Franklin Templeton affiliates dated November 13, 2019, and that it had most recently considered and approved the renewal of the Investment Sub-Advisory Agreements between the Adviser and the Franklin Templeton affiliates at the July 2019 Meeting, in connection with the 2019 annual renewal of the Investment Sub-Advisory Agreements with respect to those series.

In reaching its decision to approve the Replacement Agreement, the Board considered the overall fairness of the Replacement Agreement and whether the Replacement Agreement was in the best interests of the Fund and its shareholders. The Board further considered all factors it deemed relevant with respect to the Fund and the Replacement Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Fund by the Sub-Adviser; (2) comparative performance information; (3) the level of the sub-advisory fee; (4) economies of scale that may be realized by the Fund; and (5) “fall out” benefits that may accrue to the Sub-Adviser and its affiliates (i.e. indirect benefits that the Sub-Adviser or its affiliates would not receive but for the relationship with the Fund). In considering the Replacement Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account information prepared by the Adviser, the Sub-Adviser, and Franklin Templeton, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the meeting. The information provided to the Trustees described, among other things, the services provided by the Sub-Adviser, as well as the Sub-Adviser’s investment personnel, sub-advisory fee, performance information, and other matters. The Board also requested and evaluated information relating to the potential impact of the change of control on the Fund and its investment processes, and on the operations, personnel, organizational structure, and financial and other resources of the Sub-Adviser. In this regard, the Board also noted Franklin Templeton’s representation that the Acquisition is structured to preserve the autonomy of Legg Mason’s affiliates, thereby ensuring the continuity of Legg Mason’s investment philosophies, processes and global brands. The Board also took into account information, including information relating to the Sub-Adviser and the Franklin Templeton affiliates that serve as investment sub-advisers for other series (or allocated portions thereof) of EQ Advisors Trust, provided to the Trustees, including in their capacities as Trustees of EQ Premier VIP Trust and EQ Advisors Trust, at prior Board meetings, including the July 2019 and December 2019 Meetings.

During the June 2020 meeting, the Trustees met with senior representatives of the Adviser to discuss the Replacement Agreement and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the Replacement Agreement and the information provided. The Independent Trustees were assisted by independent counsel prior to and during the meeting and during their deliberations regarding the Replacement Agreement and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Replacement Agreement.

In approving the Replacement Agreement, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the sub-advisory fee was fair and reasonable and that the approval of the Replacement Agreement was in the best interests of the Fund and its shareholders. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to approve the Replacement Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Fund and its shareholders by the Sub-Adviser. In addition to the investment performance and expense information discussed below, the Board considered the Sub-Adviser’s responsibilities with respect to the Fund. The Board considered that the Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions with respect to the Fund; placing with brokers or dealers orders for the purchase and sale of investments for the Fund; and performing certain related administrative functions. The Board also reviewed information regarding the Sub-Adviser’s process for selecting investments for the Fund, as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the Fund. The Board also considered information regarding the Sub-Adviser’s policies for executing portfolio transactions, including information regarding how the Sub-Adviser seeks to achieve “best execution” on behalf of the Fund. The Board also considered information about the impact of the coronavirus outbreak on the Sub-Adviser’s operations and its ability to continue to provide the same scope and quality of services to the Fund as before the outbreak. The Board also considered its general satisfaction with the nature and quality of the services being provided to the Fund by the Sub-Adviser.

In connection with the approval of the Replacement Agreement, the Board also considered the Sub-Adviser’s (together with Franklin Templeton’s) representations that (i) the resources available for servicing the Fund would not diminish after the change of control; (ii) the change of control is not expected to impact the day-to-day portfolio management of the Fund; (iii) the same portfolio managers who are primarily responsible for the securities selection, research and trading for the Fund immediately prior to the change of control would continue to manage the Fund after the change of control; (iv) the Sub-Adviser’s principal business activities would not be affected by the change of control; and (v) the Sub-Adviser’s management structure is not expected to change after the change of control. In this regard, the Board also noted that the terms of the Replacement Agreement between the Adviser and the Sub-Adviser are identical to the terms of the existing Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser, except as to the effective date.

The Board also factored into its review its familiarity with the Sub-Adviser’s compliance program, policies and procedures and, in this regard, also considered the Sub-Adviser’s representation that the change of control was not expected to have a material impact on its compliance program. The Board also considered the Sub-Adviser’s representation that there were no material pending lawsuits, enforcement proceedings or regulatory investigations that would impact the Sub-Adviser’s ability to provide services to the Fund, and reviewed information regarding the Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Fund.

For purposes of evaluating the nature, quality and extent of the overall services to be provided to the Fund, the Board also received and reviewed performance data relating to the Sub-Adviser’s management of the Fund, as compared to the performance of an appropriate benchmark and peer group. The Board noted that, other than the EQ/Core Plus Bond Portfolio, the Sub-Adviser does not currently advise or sub-advise funds with investment objectives, policies and strategies similar to those of the Fund. The Trustees also noted that they had reviewed the Sub-Adviser’s performance through their oversight of its management of the Fund since its appointment to the Fund in June 2018. The Board generally considered longer-term performance to be more important than shorter-term performance. In this regard, the Board also considered the Sub-Adviser’s representations that the same portfolio managers would continue to be primarily responsible for the securities selection, research and trading for the Fund after the change of control, and the investment processes of the Fund were not expected to change as a result of the change of control. The Board also noted Franklin Templeton’s representation that it had put into place long-term retention arrangements for investment affiliate personnel. Notwithstanding the foregoing, the Board recognized that personnel changes may occur in the future in the ordinary course.

Based on its review, the Board determined that the nature, quality and extent of the overall services provided by the Sub-Adviser were appropriate for the Fund in light of its investment objective and, thus, supported a decision to approve the Replacement Agreement.

Expenses

The Board also considered the sub-advisory fee in light of the nature, quality and extent of the overall services provided by the Sub-Adviser. The Board considered the Adviser’s representation that the Fund’s fees and expenses were not expected to change as a result of the approval of the Replacement Agreement. The Board also considered that the sub-advisory fee that the Sub-Adviser would receive under the Replacement Agreement would be based on the same fee rate schedule in effect under the existing Investment Sub-Advisory Agreement. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the Sub-Adviser with respect to the Fund and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the Sub-Adviser. The Board also noted that the sub-advisory fee rate schedule for the Fund is the same sub-advisory fee rate schedule that the Sub-Adviser charges to the EQ/Core Plus Bond Portfolio. The Board also noted that the advisory fee paid by the Fund to the Adviser would not change as a result of the approval of the Replacement Agreement.

The Board further noted that the Adviser, and not the Fund, would pay the Sub-Adviser and that the sub-advisory fee was negotiated between the Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with the Sub-Adviser is reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. Based on its review, the Board determined that the sub-advisory fee is fair and reasonable.

Profitability and Costs

The Board also considered the estimated impact of the sub-advisory fee on the profitability of the Adviser. In this regard, the Board noted again that the Fund’s fees and expenses were not expected to change as a result of the approval of the Replacement Agreement. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Replacement Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee paid to the Sub-Adviser is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and the Sub-Adviser based on the particular circumstances in each case for each of them. The Board noted again that the Sub-Adviser’s fee would be paid by the Adviser and not the Fund and that many responsibilities related to the advisory function are retained by the Adviser.

Economies of Scale

The Board also considered whether economies of scale would be realized as the Fund grows larger and the extent to which this is reflected in the sub-advisory fee rate schedule. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the sub-advisory fee rate schedule aggregates the assets managed by the Sub-Adviser in the Fund and the EQ/Core Plus Bond Portfolio. The Board also noted that the sub-advisory fee rate schedule includes breakpoints that would reduce the sub-advisory fee rate as aggregated assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to shareholders. The Board also noted that the aggregation of assets may result in the Fund reaching a breakpoint sooner than if the sub-advisory fee rate schedule did not aggregate assets, which also has the potential to benefit the Adviser. The Board also noted that the sub-advisory fee rate schedule will not change under the Replacement Agreement. The Board considered these factors, and the relationship they bear to the fee structure charged to the Fund by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Fund.

Fall-Out and Other Benefits

The Board also considered possible fall-out benefits and other types of benefits that may accrue to the Sub-Adviser, including the following. The Board noted that the Sub-Adviser may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and the Sub-Adviser may derive benefits from its association with the Adviser. The Board also noted that, as the principal business activities of the Sub-Adviser would not be affected by the change of control, such fall-out benefits were expected to remain after the change of control. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the Sub-Adviser are fair and reasonable.

Conclusion

At the June 2020 Meeting, the Board, including a majority of the Independent Trustees, considered and unanimously approved the Replacement Agreement, to take effect upon the closing of the Acquisition. The Board’s approval was based on its determination, made in the exercise of its business judgment, that it would be in the best interests of the Fund and its shareholders for the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Adviser as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Fund’s investments into categories (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data including information about a Fund’s investment strategy, the characteristics of its investments, and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.

At a meeting of the Board held on April 20-21, 2021, the Trustees received a report from the Committee addressing the operation~~s~~ of the Program and assessing its adequacy and effectiveness of implementation. The report concluded that based on its experience administering the Program, the Program Administrator considers the Program to be operating effectively to assess and manage each Fund’s liquidity risk, including during any periods of market volatility and net redemptions, and believes that the Program has been and continues to be adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments.

During the period covered by this report, the Program supported the Funds’ ability to honor redemption requests in accordance with their obligations and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information about the Fund’s exposure to liquidity risk and other risks.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-310-0416 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.1290Funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Visit the Funds’ Website: 1290Funds.com

Must be accompanied or preceded by a Prospectus. 1290 Funds are distributed by ALPS Distributors, Inc.	DFIN#71611 1290SAR043021

© 2021 Equitable Holdings, Inc. All rights reserved.

1290 Avenue of the Americas, New York, NY 10104.

Equitable Financial Life Insurance Company

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2021

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
June 30, 2021